File No. 333-70065

          As filed with the Securities and Exchange Commission on 2010
         ==============================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No. ____                                             [ ]
Post-Effective Amendment No. 12                                              [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. 40

                        (Check appropriate box or boxes)

               AUL American Individual Variable Annuity Unit Trust (Exact Name of Registrant as Specified in Charter)

      One American Square, Indianapolis, Indiana                      46282
     (Address of Principal Executive Offices)                      (Zip Code)

   Registrant's Telephone Number, including Area Code:          (317) 285-1877

    Richard M. Ellery, Esq., One American Square, Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (Check appropriate Space)

   [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
   [X]   on May 1, 2010 pursuant to paragraph (b) of Rule 485
   [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485
   [ ]   75 days after filing pursuant to paragraph (a)(2)
   [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485
   [ ] this post-effective amendment designates a new effective date for a previously filed amendment.

                                  PROSPECTUS FOR

                                  DIRECTPOINT -
                                  INDIVIDUAL FLEXIBLE PREMIUM
                                  DEFERRED VARIABLE ANNUITY

                                  (No withdrawal charge contract)

================================================================================

[LOGO OF ONEAMERICA]
    ONEAMERICA(R)

================================================================================

                                 Products and financial services provided by:
                                 AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                 a ONEAMERICA(R) company
                                 P.O. Box 368, Indianapolis, Indiana 46206-0368
                                 Telephone: (800) 537-6442

                                                                     MAY 1, 2010

                                   PROSPECTUS
              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                         (NO WITHDRAWAL CHARGE CONTRACT)
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
   OFFERED BY: AMERICAN UNITED LIFE INSURANCE COMPANY(R); ONE AMERICAN SQUARE
                   INDIANAPOLIS, INDIANA 46206; (317) 285-1877
                        VARIABLE PRODUCTS SERVICE OFFICE:
        P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127; (800) 537-6442;
                               www.oneamerica.com

This Prospectus describes individual variable Annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes a flexible premium contract: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations. The Contract provides for the accumulation of values on a variable basis, a fixed basis, or both. The Contract also provides several options for fixed and variable Annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a Separate Account of AUL. The Separate Account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:

Alger Portfolios                                            Invesco Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.       Janus Aspen Series
American Century(R) Variable Portfolios, Inc.               Neuberger Berman Advisers Management Trust
Calvert Variable Series, Inc.                               OneAmerica Funds, Inc.
Columbia Funds Variable Insurance Trust                     Pioneer Variable Contracts Trust
Dreyfus Investment Portfolios                               T. Rowe Price Equity Series, Inc.
Dreyfus Variable Investment Fund                            Royce Capital Fund
Fidelity(R) Variable Insurance Products Freedom Funds       T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products                     Timothy Plan(R) Portfolio Variable Series
Franklin Templeton Variable Insurance Products Trust        Vanguard(R) Variable Insurance Fund

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May, 1 2010 which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2010.

                                TABLE OF CONTENTS

Description                                                                 Page
DEFINITIONS ..............................................................     3
SUMMARY ..................................................................     5
  Purpose of the Contracts ...............................................     5
  The Variable Account and the Funds .....................................     5
  Summary of the Fixed Accounts ..........................................     7
     Market Value Adjusted Fixed Accounts ................................     7
     Non-Market Value Adjusted Fixed Account .............................     7
  Premiums ...............................................................     7
  Right to Examine .......................................................     7
  Transfers ..............................................................     7
  Charges ................................................................     7
  Distributions ..........................................................     7
     Withdrawals .........................................................     7
     Loan Privileges .....................................................     8
     The Death Benefit ...................................................     8
  Dollar Cost Averaging Program ..........................................     8
  Portfolio Rebalancing Program ..........................................     8
  Portfolio Optimization Program .........................................     8
  Contacting AUL .........................................................     8
EXPENSE TABLE ............................................................     8
CONDENSED FINANCIAL INFORMATION ..........................................    10
INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS ...............    20
  American United Life Insurance Company(R) ..............................    20
  Variable Account .......................................................    20
  The Funds ..............................................................    20
  Revenue AUL Receives ...................................................    20
  Fund and Objective .....................................................    21
THE CONTRACTS ............................................................    23
  General ................................................................    23
PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD ...............    23
  Application for a Contract .............................................    23
  Premiums Under the Contracts ...........................................    23
  Right to Examine Period ................................................    23
  Allocation of Premiums .................................................    23
  Transfers of Account Value .............................................    24
  Abusive Trading Practices ..............................................    24
     Late Trading ........................................................    24
     Market Timing .......................................................    24
  Dollar Cost Averaging Program ..........................................    25
  Portfolio Rebalancing Program ..........................................    25
  Portfolio Optimization Program .........................................    25
     The Program .........................................................    25
     The Portfolio Optimization Models ...................................    26
     Periodic Updates of the Portfolio Optimization
     Model and Notices of Updates ........................................    26
     Selecting a Portfolio Optimization Model ............................    26
     Quarterly Reports ...................................................    27
     Risks ...............................................................    27
  Contract Owner's Variable Account Value ................................    27
     Accumulation Units ..................................................    27
     Accumulation Unit Value .............................................    27
     Net Investment Factor ...............................................    28
CHARGES AND DEDUCTIONS ...................................................    28
  Premium Tax Charge .....................................................    28
  Withdrawal Charge ......................................................    28
  Mortality and Expense Risk Charge ......................................    28
  Annual Contract Fee ....................................................    28
  Rider Charges ..........................................................    28
  Other Charges ..........................................................    28
  Variations in Charges ..................................................    28
  Guarantee of Certain Charges ...........................................    28
  Expenses of the Funds ..................................................    29
DISTRIBUTIONS ............................................................    29
  Cash Withdrawals .......................................................    29
  Loan Privileges ........................................................    29
  Death Proceeds Payment Provisions ......................................    30
     Standard Contractual Death Benefit ..................................    30
     Enhanced Death Benefit Rider ........................................    30
     Death of the Owner ..................................................    30
     Death of the Annuitant ..............................................    30
  Payments from the Variable Account .....................................    31
  Annuity Period .........................................................    31
     General .............................................................    31
     Fixed Payment Annuity ...............................................    31
     Variable Payment Annuity ............................................    31
     Payment Options .....................................................    32
     Selection of an Option ..............................................    32
THE FIXED ACCOUNT(S) .....................................................    32
  Summary of the Fixed Accounts ..........................................    32
     Non-Market Value Adjusted Fixed Account .............................    32
     Market Value Adjusted Fixed Account .................................    32
  Withdrawals ............................................................    33
  Transfers ..............................................................    33
  Contract Charges .......................................................    33
  Payments from the Fixed Account(s) .....................................    33
MORE ABOUT THE CONTRACTS .................................................    33
  Designation and Change of Beneficiary ..................................    33
  Assignability ..........................................................    34
  Proof of Age and Survival ..............................................    34
  Misstatements ..........................................................    34
  Acceptance of New Premiums .............................................    34
  Optional Benefits ......................................................    34
     Enhanced Death Benefit Rider ........................................    34
     Guaranteed Minimum Annuitization Benefit Rider ......................    34
FEDERAL TAX MATTERS ......................................................    34
  Introduction ...........................................................    34
  Diversification Standards ..............................................    35
  Taxation of Annuities in General - Non-Qualified Plans .................    35
  Additional Considerations ..............................................    35
  Qualified Plans ........................................................    36
  Qualified Plan Federal Taxation Summary ................................    37
  403(b) Programs - Constraints on Withdrawals ...........................    38
  401 or 403(b) Programs - Loan Privileges ...............................    38
OTHER INFORMATION ........................................................    38
  Mixed and Shared Funding ...............................................    38
  Voting of Shares of the Funds ..........................................    38
  Substitution of Investments ............................................    39
  Changes to Comply with Law and Amendments ..............................    39
  Reservation of Rights ..................................................    39
  Periodic Reports .......................................................    39
  Legal Proceedings ......................................................    40
  Legal Matters ..........................................................    40
  Financial Statements ...................................................    40
STATEMENT OF ADDITIONAL INFORMATION ......................................    41
PROSPECTUS EXHIBIT 1 - FORM ADV PART II ..................................    41

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter will reflect the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first Annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving; but the Corporate Office may not be open for business on other days.

CASH VALUE - An Owner's Account Value plus or minus any applicable Market Value Adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT - An account that is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other Separate Account of AUL.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be one (1), three (3), five
(5), seven (7), or ten (10) years in length or other duration offered from time to time by AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MARKET VALUE ADJUSTMENT - An upward or downward adjustment in the value of an MVA Fixed Account if withdrawals or transfers are made prior to the expiration of the Guaranteed Period.

MVA FIXED ACCOUNT - A subaccount of the Fixed Account, having a particular Guaranteed Period, and subject to a Market Value Adjustment.

NET CASH VALUE - Cash Value less outstanding loan and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of Premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.

SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding fund portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. eastern daylight time, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EDT if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

                                     SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contract. Later sections of this Prospectus, the Statement of Additional Information, and the Contract provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, using pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the Annuity Contract. A variable Annuity Contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and Annuity benefits offered by the Contracts.

THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following Funds:

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                 FUND                                        INVESTMENT ADVISOR
----------------------------                 ----                                        ------------------
AIM V.I. Core Equity Fund                    Invesco Variable Insurance Funds            Invesco Advisers, Inc.
AIM V.I. Dynamics Fund                       Invesco Variable Insurance Funds            Invesco Advisers, Inc.
AIM V.I. Financial Services Fund             Invesco Variable Insurance Funds            Invesco Advisers, Inc.
AIM V.I. Global Health Care Fund             Invesco Variable Insurance Funds            Invesco Advisers, Inc.
AIM V.I. Global Real Estate Fund             Invesco Variable Insurance Funds            Invesco Advisers, Inc.
AIM V.I. High Yield Fund                     Invesco Variable Insurance Funds            Invesco Advisers, Inc.
AIM V.I. International Growth Fund           Invesco Variable Insurance Funds            Invesco Advisers, Inc.
AIM V.I. Utilities Fund                      Invesco Variable Insurance Funds            Invesco Advisers, Inc.
Alger LargeCap Growth Portfolio              Alger Portfolios                            The Manager
Alger SmallCap Growth Portfolio              Alger Portfolios                            The Manager
AllianceBernstein VPS International          AllianceBernstein Variable Products         AllianceBernstein L.P.
  Growth Portfolio                             Series Fund, Inc.
AllianceBernstein VPS International          AllianceBernstein Variable Products         AllianceBernstein L.P.
  Value Portfolio                              Series Fund, Inc.
AllianceBernstein VPS Small/Mid Cap          AllianceBernstein Variable Products         AllianceBernstein L.P.
  Value Portfolio                              Series Fund, Inc.
American Century(R) VP Income &              American Century(R) Variable                American Century(R) Investment
  Growth Portfolio                             Portfolios, Inc.                            Management, Inc.
American Century(R) VP International         American Century(R) Variable                American Century(R) Global Investment
  Portfolio                                    Portfolios, Inc.                            Management, Inc.
American Century(R) VP Mid Cap               American Century(R) Variable                American Century(R) Investment
  Value Fund                                   Portfolios, Inc.                            Management, Inc.
American Century(R) VP                       American Century(R) Variable                American Century(R) Investment
  Ultra(R)                                     Portfolios, Inc.                            Management, Inc.
American Century(R) VP                       American Century(R) Variable                American Century(R) Investment
  Vista(SM)                                    Portfolios, Inc.                            Management, Inc.
Calvert Social Mid Cap Growth Portfolio      Calvert Variable Series, Inc.               Calvert Asset Management Company, Inc.
Columbia Federal Securities Fund,            Columbia Funds Variable Insurance Trust     Columbia Management Advisors, LLC
  Variable Series
Columbia Small Cap Value Fund,               Columbia Funds Variable Insurance Trust     Columbia Management Advisors, LLC
  Variable Series
Dreyfus Investment Portfolio, Small Cap      Dreyfus Investment Portfolios               The Dreyfus Corporation
  Stock Index Portfolio
Dreyfus Investment Portfolios,               Dreyfus Investment Portfolios               The Dreyfus Corporation
  Technology Growth Portfolio
Dreyfus Variable Investment Fund,            Dreyfus Variable Investment Fund            The Dreyfus Corporation
  Appreciation Portfolio
Fidelity(R) VIP Freedom Income Portfolio     Fidelity(R) Variable Insurance Products     Strategic Advisers, Inc.
                                               Freedom Funds

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                 FUND                                        INVESTMENT ADVISOR
----------------------------                 ----                                        ------------------
Fidelity(R) VIP Freedom 2005 Portfolio       Fidelity(R) Variable Insurance Products     Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2010 Portfolio       Fidelity(R) Variable Insurance Products     Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2015 Portfolio       Fidelity(R) Variable Insurance Products     Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2020 Portfolio       Fidelity(R) Variable Insurance Products     Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2025 Portfolio       Fidelity(R) Variable Insurance Products     Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2030 Portfolio       Fidelity(R) Variable Insurance Products     Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Asset Manager(SM)            Fidelity(R) Variable Insurance Products     Fidelity(R) Management& Research Company
  Portfolio
Fidelity(R) VIP Contrafund(R) Portfolio      Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
Fidelity(R) VIP Equity-Income Portfolio      Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
Fidelity(R) VIP Growth Portfolio             Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
Fidelity(R) VIP High Income Portfolio        Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
Fidelity(R) VIP Index 500 Portfolio          Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
Fidelity(R) VIP Mid Cap Portfolio            Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
Fidelity(R) VIP Overseas Portfolio           Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
Franklin Small Cap Value Securities Fund     Franklin Templeton Variable Insurance       Franklin Advisory Services, LLC
                                               Products Trust
Franklin Templeton VIP Founding Funds        Franklin Templeton Variable Insurance       Franklin Templeton Services, LLC
  Allocation Fund                              Products Trust
Janus Aspen Flexible Bond Portfolio          Janus Aspen Series                          Janus Capital Management LLC
Janus Aspen Forty Portfolio                  Janus Aspen Series                          Janus Capital Management LLC
Janus Aspen Overseas Portfolio               Janus Aspen Series                          Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value            Janus Aspen Series                          Janus Capital Management LLC
  Portfolio
Janus Aspen Worldwide Portfolio              Janus Aspen Series                          Janus Capital Management LLC
Neuberger Berman AMT Mid-Cap                 Neuberger Berman Advisers                   Neuberger Berman Management Inc.
  Growth Portfolio                             Management Trust
Neuberger Berman AMT Regency Portfolio       Neuberger Berman Advisers                   Neuberger Berman Management LLC
                                               Management Trust
Neuberger Berman AMT Short Duration          Neuberger Berman Advisers                   Neuberger Berman Management LLC
  Bond Portfolio                               Management Trust
Neuberger Berman AMT Small Cap               Neuberger Berman Advisers                   Neuberger Berman Management LLC
  Growth Portfolio                             Management Trust
OneAmerica Asset Director Portfolio          OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
OneAmerica Investment Grade                  OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
  Bond Portfolio
OneAmerica Money Market Portfolio            OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
OneAmerica Value Portfolio                   OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
Pioneer Emerging Markets VCT Portfolio       Pioneer Variable Contracts Trust            Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio          Pioneer Variable Contracts Trust            Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio                   Pioneer Variable Contracts Trust            Pioneer Investment Management, Inc.
Pioneer Growth Opportunities                 Pioneer Variable Contracts Trust            Pioneer Investment Management, Inc.
  VCT Portfolio
Royce Small-Cap Portfolio                    Royce Capital Fund                          Royce & Associates, LLC
Templeton Foreign Securities Fund            Franklin Templeton Variable Insurance       Franklin Advisory Services, LLC
                                               Products Trust
Templeton Global Bond Securities Fund        Franklin Templeton Variable Insurance       Franklin Advisory Services, LLC
                                               Products Trust
T. Rowe Price Blue Chip Growth Portfolio     T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio        T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond Portfolio    T. Rowe Price Fixed Income Series, Inc.     T. Rowe Price Associates, Inc.
T. Rowe Price Mid-Cap Growth Portfolio       T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.
Timothy Plan(R) Conservative                 Timothy Plan(R) Portfolio Variable Series   Timothy Partners, LTD
  Growth Variable
Timothy Plan(R) Strategic Growth Variable    Timothy Plan(R) Portfolio Variable Series   Timothy Partners, LTD
Vanguard Diversified Value Portfolio         Vanguard(R) Variable Insurance Fund         Barrow, Hanley, Mewhinney & Strauss, Inc.
Vanguard(R) VIF Mid-Cap Index Portfolio      Vanguard(R) Variable Insurance Fund         Vanguard(R) Quantitative Equity Group
Vanguard(R) VIF Small Company                Vanguard(R) Variable Insurance Fund         Granahan Investment Management, Inc. &
  Growth Portfolio                                                                         Vanguard(R) Quantitative Equity Group
Vanguard(R) VIF Total Bond Market            Vanguard(R) Variable Insurance Fund         Vanguard(R) Fixed Income Group
  Index Portfolio

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

SUMMARY OF THE FIXED ACCOUNTS

A Contract Owner may allocate Premiums to one (1) of several Fixed Accounts which are part of AUL's General Account. The Contracts will offer either Market Value Adjusted ("MVA") Fixed Accounts or a Non-Market Value Adjusted ("Non-MVA") Fixed Account. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

MARKET VALUE ADJUSTED FIXED ACCOUNTS

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a Market Value Adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No Market Value Adjustment will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account.

MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

A Contract Owner may allocate Premiums to the Non-MVA Fixed Account only where MVA Fixed Account is not available. The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent.

THE NON-MVA FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.

PREMIUMS

The Contract Owner may vary Premiums in amount and frequency. However, the minimum monthly APP (Automatic Premium Payment) Premium payment is $50. Otherwise, the minimum Premium is $1,000.

RIGHT TO EXAMINE

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement accounts, created under 408 and 408(a) plans (if returned within seven (7) days of receipt).

TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Contract Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Contract Value.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Transfers may result in a charge to the Contract Owner.

Amounts transferred from the Non-MVA Fixed Account to an Investment Account cannot exceed 20 percent of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."

CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a mortality and expense risk charge, a premium tax charge, and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

DISTRIBUTIONS

WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of withdrawals and surrenders.

LOAN PRIVILEGES

Prior to the Annuity date, the Owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans.

Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.

THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "Death Proceeds Payment Provisions" and "Annuity Period."

DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account, ("MMIA") into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the MMIA. For further information, see the explanation under "Dollar Cost Averaging Program."

PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.

PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

Portfolio Optimization is diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, AUL will automatically update the Owner's model to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change and the Owner's Account Value will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one (1) of these riders and later terminates the Program, the rider will automatically terminate.

CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under the Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown in the front of this Prospectus.

                                  EXPENSE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to Annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED)

This Contract does not assess any sales charges (also referred to as "Withdrawal Charges.") The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE
Maximum annual Contract fee (per year)(1) .................................................                $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF THE ANNUAL ACCOUNT VALUE)(2)
Standard Individual Deferred Variable Annuity
  Mortality and expense risk fee ..........................................................   1.45% yrs 1 - 10
............................................................................................      1.35% yrs 11+
Optional Rider Expenses (as an equivalent annual percentage of average Account Value)(3)
  Enhanced Death Benefit Rider Option .....................................................              0.15%
  Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option(4) .....              0.35%

(1) The Annual Contract Fee may be less than $30.00 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2 percent of the Owner's Account Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.
(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against allocations made to the Fixed Account(s). The total Variable Account expenses shown include the Standard Contractual Death Benefit (See Death Proceeds Payment Provisions). The Variable Account expenses are deducted from the Account Value on a monthly basis.
(3) At the time of application, the applicant may choose any of the Enhanced Benefit riders in lieu of receiving the Standard Contractual Death Benefit option and no Enhanced Living Benefits. Should the applicant choose a Rider Option, AUL will deduct the appropriate rider charge from the Account Value on a monthly basis.
(4) For any contracts purchased on or after February 2, 2009, the Guaranteed Minimum Annuitization Benefit Rider is not available, nor is it available to be added to existing contracts after that date. Consequently, the Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option is not available after that date either.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL FUND ANNUAL OPERATING EXPENSES                                    MINIMUM          MAXIMUM
    (expenses that are deducted from Fund
    assets, including management fees, distribution
    and/or service (12b-1) fees,
    and other expenses) ..............................                   0.10%            2.08%

EXAMPLE

The Example is intended to help the Owner compare the cost of investing in the Contract with the cost of investing in other variable Annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that the Owner invests $10,000 in the Contract for the time periods indicated. The Example also assumes that the Owner's investment has a 5 percent return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although the Owner's actual costs may be higher or lower, based on these assumptions, the Owner's costs would be:

    (1) If the Owner surrenders his or her Contract at the end of the applicable time period:
        1 Year              3 Years              5 Years              10 Years
        $41.96              $126.84              $213.03              $434.43

    (2) If the Owner annuitizes at the end of the applicable time period:
        1 Year              3 Years              5 Years              10 Years
        $41.96              $126.84              $213.03              $434.43

    (3) If the Owner does not surrender his or her Contract:
        1 Year              3 Years              5 Years              10 Years
        $41.96              $126.84              $213.03              $434.43

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on April 30, 2000 to December 31, 2009. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2009. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

                           ACCUMULATION UNIT VALUE         ACCUMULATION UNIT VALUE     NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*         AT BEGINNING OF PERIOD             AT END OF PERIOD        OUTSTANDING AT END OF PERIOD
-------------------         ----------------------             ----------------        ----------------------------
OneAmerica Asset Director Portfolio
     2009                            $7.80                           $9.85                       1,123,926
     2008                            10.47                            7.80                       1,468,900
     2007                             9.96                           10.47                       1,975,472
     2006                             9.01                            9.96                       2,248,461
     2005                             8.37                            9.01                       2,488,389
     2004                             7.50                            8.37                       2,631,540
     2003                             5.89                            7.50                       2,720,058
     2002                             6.04                            5.89                       2,139,150
     2001                             5.46                            6.04                         712,689
     2000                             4.73                            5.46                         122,198
OneAmerica Investment Grade Bond Portfolio
     2009                            $7.74                           $8.93                         735,582
     2008                             7.81                            7.74                         967,699
     2007                             7.34                            7.81                       1,095,317
     2006                             7.07                            7.34                       1,477,922
     2005                             6.92                            7.07                       1,747,896
     2004                             6.65                            6.92                       1,875,790
     2003                             6.34                            6.65                       2,032,827
     2002                             5.88                            6.34                       2,048,612
     2001                             5.49                            5.88                         971,660
     2000                             4.95                            5.49                         218,082
OneAmerica Money Market Portfolio
     2009                            $1.34                           $1.34                       7,456,531
     2008                             1.31                            1.34                       9,879,719
     2007                             1.25                            1.31                       5,522,149
     2006                             1.20                            1.25                       3,998,487
     2005                             1.16                            1.20                       5,234,531
     2004                             1.15                            1.16                       6,671,556
     2003                             1.15                            1.15                       9,071,550
     2002                             1.13                            1.15                      31,692,949
     2001                             1.09                            1.13                      32,417,607
     2000                             1.03                            1.09                      12,747,263
OneAmerica Value Portfolio
     2009                            $7.10                           $9.25                       1,070,207
     2008                            11.22                            7.10                       1,316,774
     2007                            10.87                           11.22                       1,817,743
     2006                             9.58                           10.87                       2,061,740
     2005                             8.72                            9.58                       2,224,712
     2004                             7.58                            8.72                       2,213,771
     2003                             5.55                            7.58                       2,180,495
     2002                             5.97                            5.55                       1,791,285
     2001                             5.36                            5.97                         645,711
     2000                             4.56                            5.36                         150,669
AIM V.I. Core Equity Fund
     2009                            $5.00 (05/01/2009)              $6.24                             169

*All Investment Accounts represent Class A units.

                                 ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*              AT BEGINNING OF PERIOD        AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
-------------------              -----------------------       ----------------          ----------------------------
AIM V.I. Dynamics Fund
     2009                            $3.97                           $5.65                          59,829
     2008                             7.64                            3.97                         104,188
     2007                             6.81                            7.64                         138,229
     2006                             5.87                            6.81                         117,449
     2005                             5.30                            5.87                         154,113
     2004                             4.67                            5.30                         166,468
     2003                             3.38                            4.67                         238,724
     2002                             5.05                            3.38                         117,347
     2001                             5.00 (08/28/2001)               5.05                          21,967
AIM V.I. Financial Services Fund
     2009                            $2.35                           $2.99                          35,372
     2008                             5.79                            2.35                          56,641
     2007                             7.44                            5.79                          50,579
     2006                             6.39                            7.44                          51,341
     2005                             6.04                            6.39                          61,655
     2004                             5.49                            6.04                          71,726
     2003                             4.24                            5.49                          76,523
     2002                             5.02                            4.24                          67,306
     2001                             5.00 (08/28/2001)               5.02                           7,568
AIM V.I. Global Health Care Fund
     2009                            $4.76                           $6.07                          84,219
     2008                             6.66                            4.76                         112,493
     2007                             5.96                            6.66                         153,644
     2006                             5.66                            5.96                         168,054
     2005                             5.24                            5.66                         164,379
     2004                             4.79                            5.24                         177,050
     2003                             3.76                            4.79                         189,880
     2002                             5.02                            3.76                         146,777
     2001                             5.00 (08/28/2001)               5.02                          14,080
AIM V.I. Global Real Estate Fund
     2009                            $8.61                          $11.32                          98,170
     2008                            15.55                            8.61                         123,429
     2007                            16.46                           15.55                         132,211
     2006                            11.55                           16.46                         167,271
     2005                            10.11                           11.55                         138,660
     2004                             7.28                           10.11                         127,962
     2003                             5.27                            7.28                         143,127
     2002                             4.98                            5.27                         105,438
     2001                             5.00 (08/28/2001)               4.98                           1,428
AIM V.I. High Yield Fund
     2009                            $4.65                           $7.11                         101,928
     2008                             6.26                            4.65                         124,470
     2007                             6.18                            6.26                         138,199
     2006                             5.58                            6.18                         142,719
     2005                             5.43                            5.58                         103,048
     2004                             5.77                            5.43                         107,492
     2003                             4.41                            5.77                         118,212
     2002                             4.48                            4.41                          66,804
     2001                             5.00 (08/28/2001)               4.48                           5,869

*All Investment Accounts represent Class A units.

                                 ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*              AT BEGINNING OF PERIOD        AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
-------------------              -----------------------       ----------------          ----------------------------
AIM V.I. Utilities Fund
     2009                            $6.24                           $7.17                         110,280
     2008                             9.22                            6.24                         152,300
     2007                             7.65                            9.22                         179,058
     2006                             6.09                            7.65                         189,391
     2005                             5.22                            6.09                         238,333
     2004                             4.07                            5.22                         193,329
     2003                             3.46                            4.07                         194,039
     2002                             4.45                            3.46                         147,633
     2001                             5.00 (08/28/2001)               4.45                          10,269
Alger LargeCap Growth Portfolio
     2009                            $3.29                           $4.86                       1,238,990
     2008                             6.12                            3.29                       1,466,040
     2007                             5.10                            6.12                       1,851,195
     2006                             4.85                            5.10                       2,347,950
     2005                             4.33                            4.85                       2,935,774
     2004                             4.10                            4.33                       3,584,545
     2003                             3.04                            4.10                       4,053,074
     2002                             4.53                            3.04                       3,950,646
     2001                             5.14                            4.53                       3,525,503
     2000                             6.03                            5.14                       2,638,476
Alger SmallCap Growth Portfolio
     2009                            $2.88                           $4.19                         504,508
     2008                             5.39                            2.88                         576,507
     2007                             4.59                            5.39                         835,099
     2006                             3.83                            4.59                         764,475
     2005                             3.28                            3.83                         911,060
     2004                             2.81                            3.28                       1,021,892
     2003                             1.97                            2.81                       1,349,693
     2002                             2.68                            1.97                         704,831
     2001                             3.80                            2.68                         768,352
     2000                             5.00 (05/01/2000)               3.80                         183,854
AllianceBernstein VPS International Growth Portfolio
     2009                            $2.65                           $3.71                           8,453
     2008                             5.00 (05/01/2008)               2.65                           1,388
AllianceBernstein VPS International Value Portfolio
     2009                            $2.43                           $3.27                          60,405
     2008                             5.00 (05/01/2008)               2.43                         147,076
AllianceBernstein VPS Small/Mid Cap Value Portfolio
     2009                            $3.20                           $4.57                          69,797
     2008                             5.00 (05/01/2008)               3.20                          72,267
American Century(R) VP Income & Growth Portfolio
     2009                            $4.32                           $5.10                         281,085
     2008                             6.60                            4.32                         350,324
     2007                             6.61                            6.60                         526,854
     2006                             5.64                            6.61                         691,294
     2005                             5.39                            5.64                         780,781
     2004                             4.77                            5.39                         800,844
     2003                             3.69                            4.77                         744,361
     2002                             4.58                            3.69                         642,729
     2001                             4.99                            4.58                         417,648
     2000                             5.59                            4.99                         233,692

*All Investment Accounts represent Class A units.

                                 ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*              AT BEGINNING OF PERIOD        AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
-------------------              -----------------------       ----------------          ----------------------------
American Century(R) VP International Portfolio
     2009                            $4.80                           $6.42                         237,545
     2008                             8.70                            4.80                         345,768
     2007                             7.37                            8.70                         516,610
     2006                             5.90                            7.37                         404,932
     2005                             5.20                            5.90                         411,549
     2004                             4.53                            5.20                         307,549
     2003                             3.64                            4.53                         438,612
     2002                             4.57                            3.64                         253,505
     2001                             6.45                            4.57                         217,946
     2000                             7.75                            6.45                         123,237
American Century(R) Mid Cap Value Fund
     2009                            $5.00 (05/01/2009)              $6.58                             310
American Century(R) VP Ultra(R)
     2009                            $3.79                           $5.10                           9,507
     2008                             6.48                            3.79                           5,264
     2007                             5.36                            6.48                           7,535
     2006                             5.54                            5.36                           5,414
     2005                             5.00 (04/20/2005)               5.54                           2,065
American Century(R) VP Vista(SM)
     2009                            $4.52                           $5.53                          31,332
     2008                             8.79                            4.52                          30,433
     2007                             6.29                            8.79                          32,161
     2006                             5.77                            6.29                         130,813
     2005                             5.00 (04/20/2005)               5.77                           2,966
Calvert Social Mid Cap Growth Portfolio
     2009                            $3.94                           $5.21                         120,282
     2008                             6.28                            3.94                         146,533
     2007                             5.70                            6.28                         173,815
     2006                             5.33                            5.70                         213,659
     2005                             5.31                            5.33                         267,376
     2004                             4.86                            5.31                         296,172
     2003                             3.69                            4.86                         335,385
     2002                             5.14                            3.69                         308,759
     2001                             5.85                            5.14                         313,493
     2000                             5.25                            5.85                         121,959
Columbia Federal Securities Fund, Variable Series
     2009                            $5.30                           $5.40                           2,673
     2008                             5.00 (05/01/2008)               5.30                          18,002
Columbia Small Cap Value Fund, Variable Series
     2009                            $3.73                           $4.67                          77,790
     2008                             5.00 (05/01/2008)               3.73                          90,696
Dreyfus Investment Portfolios, Technology Growth Portfolio
     2009                            $3.73                           $5.86                          28,460
     2008                             6.34                            3.73                          20,194
     2007                             5.54                            6.34                          11,172
     2006                             5.33                            5.54                           5,466
     2005                             5.15                            5.33                           2,061
     2004                             5.00 (05/28/2004)               5.15                             499
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
     2009                            $5.00 (05/01/2009)              $6.42                             593

*All Investment Accounts represent Class A units.

                                 ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*              AT BEGINNING OF PERIOD        AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
-------------------              -----------------------       ----------------          ----------------------------
Dreyfus Variable Investment Fund, Appreciation Portfolio
     2009                            $4.72                           $5.78                          10,888
     2008                             6.72                            4.72                          10,538
     2007                             6.29                            6.72                          15,012
     2006                             5.42                            6.29                          11,253
     2005                             5.20                            5.42                           3,234
     2004                             5.00 (05/28/2004)               5.20                             246
Fidelity(R) VIP Freedom Income Portfolio
     2009                            $5.28                           $6.07                          23,716
     2008                             5.89                            5.28                          33,445
     2007                             5.43                            5.89                           8,957
     2006                             5.14                            5.43                           1,709
     2005                             5.00 (5/20/2005)                5.14                             394
Fidelity(R) VIP Freedom 2005 Portfolio
     2009                            $4.83                           $5.95                           2,165
     2008                             6.35                            4.83                           2,187
     2007                             5.84                            6.35                           3,833
     2006                             5.38 (01/01/2006)               5.84                           4,820
Fidelity(R) VIP Freedom 2010 Portfolio
     2009                            $4.78                           $5.95                          14,538
     2008                             6.38                            4.78                          16,102
     2007                             5.87                            6.38                           6,524
     2006                             5.40 (01/01/2006)               5.87                             459
Fidelity(R) VIP Freedom 2015 Portfolio
     2009                            $4.80                           $6.02                          13,907
     2008                             6.58                            4.80                          12,972
     2007                             6.02                            6.58                          10,164
     2006                             5.39                            6.02                           9,001
     2005                             5.00 (05/20/2005)               5.39                           1,355
Fidelity(R) VIP Freedom 2020 Portfolio
     2009                            $4.55                           $5.87                          11,356
     2008                             6.76                            4.55                          10,815
     2007                             6.13                            6.76                           8,857
     2006                             5.55 (01/01/2006)               6.13                           4,890
Fidelity(R) VIP Freedom 2025 Portfolio
     2009                            $4.51                           $5.87                           9,297
     2008                             6.85                            4.51                           8,228
     2007                             6.20                            6.85                           6,314
     2006                             5.59 (01/01/2006)               6.20                           6,168
Fidelity(R) VIP Freedom 2030 Portfolio
     2009                            $4.34                           $5.71                          24,536
     2008                             7.00                            4.34                          30,887
     2007                             6.29                            7.00                          21,864
     2006                             5.65 (01/01/2006)               6.29                          20,827
Fidelity(R) VIP Asset Manager(SM) Portfolio
     2009                            $5.18                           $6.69                         500,161
     2008                             7.27                            5.18                         665,412
     2007                             6.29                            7.27                         853,309
     2006                             5.86                            6.29                       1,093,664
     2005                             5.63                            5.86                       1,334,763
     2004                             5.34                            5.63                       1,618,248
     2003                             4.53                            5.34                       1,786,207
     2002                             4.96                            4.53                       1,699,659
     2001                             5.17                            4.96                       1,589,777
     2000                             5.38                            5.17                       1,251,519

*All Investment Accounts represent Class A units.

                           ACCUMULATION UNIT VALUE         ACCUMULATION UNIT VALUE     NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*         AT BEGINNING OF PERIOD             AT END OF PERIOD        OUTSTANDING AT END OF PERIOD
-------------------         ----------------------             ----------------        ----------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
     2009                            $5.61                           $7.62                       1,162,503
     2008                             9.76                            5.61                       1,312,556
     2007                             8.30                            9.76                       1,644,691
     2006                             7.43                            8.30                       1,923,434
     2005                             6.36                            7.43                       2,175,445
     2004                             5.50                            6.36                       2,268,110
     2003                             4.28                            5.50                       2,326,389
     2002                             4.73                            4.28                       2,128,787
     2001                             5.39                            4.73                       1,598,992
     2000                             5.77                            5.39                       1,194,512
Fidelity(R) VIP Equity-Income Portfolio
     2009                            $4.41                           $5.74                         517,963
     2008                             7.69                            4.41                         758,508
     2007                             7.57                            7.69                       1,003,896
     2006                             6.30                            7.57                       1,218,706
     2005                             5.95                            6.30                       1,163,221
     2004                             5.34                            5.95                       1,458,809
     2003                             4.09                            5.34                       1,565,255
     2002                             4.93                            4.09                       1,365,713
     2001                             5.19                            4.93                         809,426
     2000                             4.78                            5.19                         413,997
Fidelity(R) VIP Growth Portfolio
     2009                            $3.37                           $4.32                         858,000
     2008                             6.37                            3.37                       1,017,764
     2007                             5.02                            6.37                       1,280,750
     2006                             4.70                            5.02                       1,564,742
     2005                             4.44                            4.70                       1,865,701
     2004                             4.30                            4.44                       2,285,066
     2003                             3.23                            4.30                       2,516,096
     2002                             4.63                            3.23                       2,349,525
     2001                             5.62                            4.63                       2,272,877
     2000                             6.31                            5.62                       1,706,866
Fidelity(R) VIP High Income Portfolio
     2009                            $4.26                           $6.13                         447,071
     2008                             5.68                            4.26                         508,118
     2007                             5.53                            5.68                         421,604
     2006                             4.97                            5.53                         475,546
     2005                             4.84                            4.97                         550,324
     2004                             4.41                            4.84                         599,767
     2003                             3.47                            4.41                       1,018,982
     2002                             3.35                            3.47                         490,498
     2001                             3.80                            3.35                         441,105
     2000                             4.90                            3.80                         323,604
Fidelity(R) VIP Index 500 Portfolio
     2009                            $3.93                           $4.98                       1,803,860
     2008                             6.24                            3.93                       2,074,157
     2007                             5.92                            6.24                       2,656,901
     2006                             5.11                            5.92                       3,133,386
     2005                             4.88                            5.11                       3,823,741
     2004                             4.41                            4.88                       4,289,798
     2003                             3.43                            4.41                       4,427,110
     2002                             4.42                            3.43                       3,866,013
     2001                             5.02                            4.42                       3,164,881
     2000                             5.54                            5.02                       2,308,450

*All Investment Accounts represent Class A units.

                                 ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*              AT BEGINNING OF PERIOD        AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
-------------------              -----------------------       ----------------          ----------------------------
Fidelity(R) VIP Mid Cap Portfolio
     2009                            $5.00 (05/01/2009)              $6.50                          45,920
Fidelity(R) VIP Overseas Portfolio
     2009                            $5.10                           $6.45                         286,963
     2008                             9.07                            5.10                         422,485
     2007                             7.74                            9.07                         520,205
     2006                             6.55                            7.74                         572,209
     2005                             5.50                            6.55                         417,901
     2004                             4.84                            5.50                         400,637
     2003                             3.38                            4.84                         399,726
     2002                             4.24                            3.38                         206,101
     2001                             5.37                            4.24                         161,593
     2000                             6.64                            5.37                         130,138
Franklin Small Cap Value Securities Fund
     2009                            $3.34                           $4.33                             659
     2008                             5.00 (05/01/2008)               3.34                           1,007
Franklin Templeton VIP Founding Funds Allocation Fund
     2009                            $3.36                           $4.39                           9,640
     2008                             5.00 (05/01/2008)               3.36                           2,938
Janus Aspen Flexible Bond Portfolio
     2009                            $8.45                           $9.56                         693,205
     2008                             7.97                            8.45                         934,084
     2007                             7.44                            7.97                       1,055,264
     2006                             7.14                            7.44                       1,035,023
     2005                             7.00                            7.14                       1,133,288
     2004                             6.74                            7.00                       1,209,486
     2003                             6.33                            6.74                       1,322,754
     2002                             5.73                            6.33                       1,139,282
     2001                             5.32                            5.73                         505,442
     2000                             5.01                            5.32                         227,478
Janus Aspen Forty Portfolio
     2009                            $2.75                           $4.02                          40,327
     2008                             5.00 (05/01/2008)               2.75                          40,662
Janus Aspen International Growth Portfolio
     2009                            $5.00 (05/01/2009)              $7.20                           2,426
Janus Aspen Mid-Cap Value
     2009                            $5.00 (05/01/2009)              $6.14                              34
Janus Aspen Worldwide Portfolio
     2009                            $3.64                           $5.02                         638,479
     2008                             6.58                            3.64                         776,675
     2007                             6.00                            6.58                       1,045,095
     2006                             5.08                            6.00                       1,253,535
     2005                             4.80                            5.08                       1,555,458
     2004                             4.58                            4.80                       1,867,012
     2003                             3.69                            4.58                       2,092,184
     2002                             4.96                            3.69                       2,096,588
     2001                             6.39                            4.96                       1,730,283
     2000                             7.58                            6.39                       1,231,773
Neuberger Berman AMT Mid-Cap Growth Portfolio
     2009                            $5.00 (05/01/2009)              $6.36                               0

*All Investment Accounts represent Class A units.

                                 ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*              AT BEGINNING OF PERIOD        AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
-------------------              -----------------------       ----------------          ----------------------------
Neuberger Berman AMT Regency Portfolio
     2009                            $5.59                           $8.20                          40,048
     2008                            10.32                            5.59                          51,848
     2007                             9.99                           10.32                          69,051
     2006                             8.99                            9.99                         186,958
     2005                             8.02                            8.99                         208,936
     2004                             6.56                            8.02                          50,210
     2003                             5.00 (05/01/2003)               6.56                           1,849
Neuberger Berman AMT Short Duration Bond Portfolio
     2009                            $4.88                           $5.53                          23,831
     2008                             5.64                            4.88                          33,067
     2007                             5.38                            5.64                         269,409
     2006                             5.16                            5.38                         345,391
     2005                             5.09                            5.16                         264,856
     2004                             5.05                            5.09                         136,858
     2003                             5.00 (05/01/2003)               5.05                           1,301
Neuberger Berman AMT Small Cap Growth Portfolio
     2009                            $4.65                           $5.70                          12,936
     2008                             7.68                            4.65                          18,379
     2007                             7.64                            7.68                          26,946
     2006                             7.26                            7.64                          33,875
     2005                             7.05                            7.26                          30,581
     2004                             6.30                            7.05                          37,186
     2003                             5.00 (05/01/2003)               6.30                           7,165
Pioneer Emerging Markets VCT Portfolio
     2009                            $2.24                           $3.91                          61,792
     2008                             5.00 (05/01/2008)               2.24                          53,766
Pioneer Equity Income VCT Portfolio
     2009                            $5.00 (05/01/2009)              $6.16                               0
Pioneer Fund VCT Portfolio
     2009                            $3.45                           $4.31                         353,352
     2008                             5.24                            3.45                         374,712
     2007                             4.99                            5.24                         404,706
     2006                             4.28                            4.99                         269,225
     2005                             4.03                            4.28                         329,696
     2004                             3.74                            4.03                         355,113
     2003                             3.00                            3.74                         401,646
     2002                             4.05                            3.00                         420,636
     2001                             4.47                            4.05                         418,561
     2000                             5.01                            4.47                         289,801
Pioneer Growth Opportunities VCT Portfolio
     2009                            $4.92                           $7.12                         210,665
     2008                             7.63                            4.92                         262,116
     2007                             7.94                            7.63                         395,125
     2006                             7.52                            7.94                         534,216
     2005                             7.05                            7.52                         608,499
     2004                             5.76                            7.05                         758,107
     2003                             4.03                            5.76                         805,764
     2002                             6.47                            4.03                         623,788
     2001                             5.43                            6.47                         409,107
     2000                             5.78                            5.43                         193,071

*All Investment Accounts represent Class A units.

                                 ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*              AT BEGINNING OF PERIOD        AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
-------------------              -----------------------       ----------------          ----------------------------
Royce Small-Cap Portfolio
     2009                            $3.54                           $4.79                           5,233
     2008                             5.00 (05/01/2008)               3.54                          12,112
Templeton Foreign Securities Fund
     2009                            $5.00 (05/01/2009)              $6.86                          88,946
Templeton Global Bond Securities Fund
     2009                            $5.06                           $6.02                          31,588
     2008                             5.00 (05/01/2008)               5.06                          40,153
T. Rowe Price Blue Chip Growth Portfolio
     2009                            $4.04                           $5.75                          98,021
     2008                             7.03                            4.04                          41,261
     2007                             6.23                            7.03                          32,017
     2006                             5.68                            6.23                          13,830
     2005                             5.00 (04/20/2005)               5.68                          13,291
T. Rowe Price Equity Income Portfolio
     2009                            $5.52                           $6.93                       1,045,722
     2008                             8.63                            5.52                       1,332,734
     2007                             8.36                            8.63                       1,762,315
     2006                             7.03                            8.36                       2,155,931
     2005                             6.76                            7.03                       2,448,055
     2004                             5.89                            6.76                       2,691,703
     2003                             4.69                            5.89                       2,840,459
     2002                             5.40                            4.69                       2,647,960
     2001                             5.32                            5.40                       1,537,211
     2000                             4.71                            5.32                         883,644
T. Rowe Price Limited-Term Bond Portfolio
     2009                            $7.39                           $8.00                         410,009
     2008                             7.28                            7.39                         551,377
     2007                             6.90                            7.28                         457,695
     2006                             6.63                            6.90                         542,508
     2005                             6.51                            6.63                         657,395
     2004                             6.44                            6.51                         798,838
     2003                             6.17                            6.44                         808,155
     2002                             5.86                            6.17                         698,214
     2001                             5.40                            5.86                         238,860
     2000                             5.00 (05/01/2000)               5.40                          20,303
T. Rowe Price Mid-Cap Growth Portfolio
     2009                            $5.59                           $8.14                         369,055
     2008                             9.27                            5.59                         451,375
     2007                             7.89                            9.27                         630,919
     2006                             7.40                            7.89                         848,889
     2005                             6.45                            7.40                         964,924
     2004                             5.45                            6.45                       1,030,272
     2003                             3.94                            5.45                       1,038,125
     2002                             5.00                            3.94                         802,660
     2001                             5.05                            5.00                         331,592
     2000                             5.00 (05/01/2000)               5.05                          72,220

*All Investment Accounts represent Class A units.

                                 ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*              AT BEGINNING OF PERIOD        AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
-------------------              -----------------------       ----------------          ----------------------------
Timothy Plan(R) Conservative Growth Variable
     2009                            $4.63                           $5.69                         151,523
     2008                             6.48                            4.63                         122,346
     2007                             5.96                            6.48                         126,219
     2006                             5.46                            5.96                          46,111
     2005                             5.00 (04/20/2005)               5.46                          29,863
Timothy Plan(R) Strategic Growth Variable
     2009                            $4.15                           $5.37                          82,233
     2008                             6.86                            4.15                         115,199
     2007                             6.23                            6.86                          95,981
     2006                             5.74                            6.23                         218,905
     2005                             5.00 (04/20/2005)               5.67                         212,851
Vanguard(R) Diversified Value Portfolio
     2009                            $3.44                           $4.37                          84,534
     2008                             5.00 (05/01/2008)               3.44                           3,094
Vanguard(R) VIF Mid-Cap Index Portfolio
     2009                            $4.17                           $5.85                         111,551
     2008                             7.16                            4.17                         146,628
     2007                             6.75                            7.16                         137,813
     2006                             5.93                            6.75                         103,507
     2005                             5.00 (04/20/2005)               5.93                          27,148
Vanguard(R) VIF Small Company Growth Portfolio
     2009                            $4.12                           $5.74                          38,627
     2008                             6.80                            4.12                          30,709
     2007                             6.56                            6.80                          89,395
     2006                             5.95                            6.56                          27,885
     2005                             5.00 (04/20/2005)               5.95                           6,694
Vanguard(R) VIF Total Bond Market Index Portfolio
     2009                            $5.96                           $6.32                         190,234
     2008                             5.67                            5.96                         181,417
     2007                             5.30                            5.67                          76,118
     2006                             5.08                            5.30                          54,027
     2005                             5.00 (04/20/2005)               5.08                           9,616

*All Investment Accounts represent Class A units.

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and Annuity business. At December 31, 2009, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $21,820.3 million and had equity of $1,639.0 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/ Advisors of Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc. under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

REVENUE AUL RECEIVES

Under the agreements listed in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying fund portfolio assets. Contract Owners and/or Participants, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide advice on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FUND                                                             OBJECTIVE
----                                                             ---------
AIM V.I. Core Equity Fund                                        Seeks growth of capital.
AIM V.I. Dynamics Fund                                           Seeks long-term capital growth.
AIM V.I. Financial Services Fund                                 Seeks capital growth.
AIM V.I. Global Health Care Fund                                 Seeks capital growth.
AIM V.I. Global Real Estate Fund                                 Seeks high total return through growth of capital and current income.
AIM V.I. High Yield Fund                                         Seeks a high level of current income.
AIM V.I. International Growth Fund                               Seeks long-term growth of capital.
AIM V.I. Utilities Fund                                          Seeks capital growth and income.
Alger LargeCap Growth Portfolio                                  Seeks long-term capital appreciation.
Alger SmallCap Growth Portfolio                                  Seeks long-term capital appreciation.
AllianceBernstein VPS International Growth Portfolio             Seeks long-term growth of capital.
AllianceBernstein VPS International Value Portfolio              Seeks long-term growth of capital.
AllianceBernstein VPS Small/Mid Cap Value Portfolio              Seeks long-term growth of capital.
American Century(R) VP Income & Growth Portfolio                 Seeks capital growth and income as a secondary objective.
American Century(R) VP International Portfolio                   Seeks capital growth.
American Century(R) VP Mid Cap Value Fund                        Seeks long-term growth of capital and seeks income as a
                                                                   secondary objective.
American Century(R) VP Ultra(R)                                  Seeks long-term capital growth.
American Century(R) VP Vista(SM)                                 Seeks long-term capital growth.
Calvert Social Mid Cap Growth Portfolio                          Seeks long-term capital appreciation.
Columbia Federal Securities Fund, Variable Series                Seeks high level of current income.
Columbia Small Cap Value Fund, Variable Series                   Seeks long-term capital appreciation.
Dreyfus Investment Portfolio, Small Cap Stock Index Portfolio    Seeks to match the performance of the S&P 500(R) Composite
                                                                   Stock Price Index.
Dreyfus Investment Portfolio, Technology Growth Portfolio        Seeks capital appreciation.

FUND                                                             OBJECTIVE
----                                                             ---------
Dreyfus Variable Investment Portfolio, Appreciation Portfolio    Seeks long-term capital and seeks income as a secondary
                                                                   objective.
Fidelity(R) VIP Freedom Income Portfolio                         Seeks high total return with a secondary objective of principal preservation.
Fidelity(R) VIP Freedom 2005 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2010 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2015 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2020 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2025 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2030 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Asset Manager(SM) Portfolio                      Seeks to obtain high total return.
Fidelity(R) VIP Contrafund(R) Portfolio                          Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio                          Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio                                 Seeks to achieve capital appreciation.
Fidelity(R) VIP High Income Portfolio                            Seeks a high level of current income, while also considering growth of capital.
Fidelity(R) VIP Index 500 Portfolio                              Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as
                                                                   represented by the S&P 500(R).
Fidelity(R) VIP Mid Cap Portfolio                                Seeks long-term growth of capital.
Fidelity(R) VIP Overseas Portfolio                               Seeks long-term growth of capital.
Franklin Small Cap Value Securities Fund                         Seeks long-term total return.
Franklin Templeton VIP Founding Funds Allocation Fund            Seeks capital appreciation and income as a secondary objective.
Janus Aspen Flexible Bond Portfolio                              Seeks to obtain maximum total return.
Janus Aspen Forty Portfolio                                      Seeks growth of capital.
Janus Aspen Overseas Portfolio                                   Seeks growth of capital.
Janus Aspen Perkins Mid Cap Value Portfolio                      Seeks capital appreciation.
Janus Aspen Worldwide Portfolio                                  Seeking growth of capital.
Neuberger Berman AMT Mid-Cap Growth Portfolio                    Seeks growth of capital.
Neuberger Berman AMT Regency Portfolio                           Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio               Seeks highest available income with a secondary objective of total return.
Neuberger Berman AMT Small Cap Growth Portfolio                  Seeks long-term capital growth.
OneAmerica Asset Director Portfolio                              Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio                       Seeks a high level of income and seeks capital appreciation as a secondary objective.
OneAmerica Money Market Portfolio                                Seeks to provide a level of current income.
OneAmerica Value Portfolio                                       Seeks long-term capital appreciation and seeks current
                                                                   investment income as a secondary objective.
Pioneer Emerging Markets VCT Portfolio                           Seeks long-term growth of capital.
Pioneer Equity Income VCT Portfolio                              Seeks current income and long-term growth of capital.
Pioneer Fund VCT Portfolio                                       Seeks reasonable income and capital growth.
Pioneer Growth Opportunities VCT Portfolio                       Seeks growth of capital.
Royce Small-Cap Fund                                             Seeks long-term growth of capital.
T. Rowe Price Blue Chip Growth Portfolio                         Seeks to provide long-term growth and income as a secondary objective.
T. Rowe Price Equity Income Portfolio                            Seeks substantial dividend income and long-term capital growth.
T. Rowe Price Limited-Term Bond Portfolio                        Seeks high level of income.
T. Rowe Price Mid Cap Growth Portfolio                           Seeks long-term capital appreciation.
Templeton Foreign Securities Fund                                Seeks long-term capital growth.
Templeton Global Bond Securities Fund                            Seeks high current income with a secondary objective of capital appreciation.
Timothy Plan(R) Conservative Growth Variable                     Seeks long-term growth of capital.
Timothy Plan(R) Strategic Growth Variable                        Seeks to provide high long-term growth of capital.
Vanguard(R) Diversified Value Portfolio                          Seeks long-term capital appreciation and income.
Vanguard(R) VIF Mid-Cap Index Portfolio                          Seeks to track the performance of the MSCI(R) US Mid Cap 450
                                                                   Index.
Vanguard(R) VIF Small Company Growth Portfolio                   Seeks long-term capital appreciation.
Vanguard(R) VIF Total Bond Market Index Portfolio                Seeks to track the performance of the Barclays Aggregate Float
                                                                   Adjusted Bond Index.

                                  THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

Premium payments under Flexible Premium Contracts may vary at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for Flexible Premium Contracts may vary in amount and frequency, but each Premium payment must be at least $50 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000. Premiums may not total more than $1 million in each of the first two (2) Contract Years and $15,000 in any subsequent Contract Year unless otherwise agreed to by AUL.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at the Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office. AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement accounts, created under 408 and 408(a) plans (if returned within seven (7) days of receipt).

ALLOCATION OF PREMIUMS

At the time the Owner purchases the Contract, the Owner specifies the percentage of a Premium to be allocated to the Investment Accounts and to the Fixed Account(s). The sum of the allocations must equal 100 percent, with at least 1 percent of each Premium payment allocated to each account selected by the Owner. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of such notice.

The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the Owner's allocation instructions on the date AUL receives the Premium at AUL's Corporate Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at AUL's Corporate Office.

In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received to AUL's General Account prior to the end of the "right to examine" period. AUL will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the Owner's allocation instructions prior to the expiration of the "right to examine" period. At the end of the Right to

Examine period, AUL transfers the Net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the Right to Examine period, solely as it applies to this transfer, AUL assumes that receipt of the Contract occurs five (5) calendar days after the Contract Date.

TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at the Corporate Office. The minimum amount that may be transferred from any one (1) Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

Part of a Contract Owner's Fixed Account Value may be transferred to one (1) or more Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in "The Fixed Account." Transfers into some investment accounts could result in termination of certain riders.

ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation.

They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its Portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or any other Fund's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

                      TRANSFER          UNIT          UNITS
         MONTH         AMOUNT           VALUE       PURCHASED
         -----         ------           -----       ---------
           1           $1,000            $20          50
           2           $1,000            $25          40
           3           $1,000            $30          33.333
           4           $1,000            $40          25
           5           $1,000            $35          28.571
           6           $1,000            $30          33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers six (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

There is currently no fee for the DCA Program. Transfers under the DCA Program will not count toward the twenty-four (24) free transfers granted to each Contract per year.

Under the DCA Program, the Owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program, whichever occurs first.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to or from any of the Fixed Accounts are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer. AUL offers the DCA Program to Contract Owners at no charge and AUL reserves the right to temporarily discontinue, terminate, or change the DCA Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the DCA Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the DCA Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at the Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date. To participate in the DCA Program, a minimum deposit of $10,000 is required.

PORTFOLIO REBALANCING PROGRAM

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Policy Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA Program.

The Owner may elect this plan at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

PORTFOLIO OPTIMIZATION PROGRAM

THE PROGRAM

Portfolio Optimization is an asset allocation program that AUL offers at no additional charge for use within this variable Annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For the Owner's variable Annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of AUL's Program, AUL has developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

If the Owner subscribes to Portfolio Optimization, AUL will serve as the Owner's investment advisor for the Program, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when AUL believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated. If the Owner subscribes to Portfolio Optimization, AUL will automatically reallocate the Owner's Account Value in accordance with the Model the Owner selects as it is updated from time to time based on discretionary authority that the Owner grants to AUL, unless the Owner instructs AUL otherwise. For more information on AUL's role as investment advisor for the Program, please see AUL's brochure from AUL's Form ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus. In developing and periodically updating the Portfolio Optimization Models, AUL currently relies on the recommendations of an independent third-party analytical firm. AUL may change the firm that AUL uses from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

THE PORTFOLIO OPTIMIZATION MODELS

AUL offers five (5) asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two (2) step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, AUL will automatically reallocate the Owner's Account Value (and subsequent Premiums, if applicable) in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options in which the Owner is invested, will automatically change and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model. AUL requires that the Owner grant AUL discretionary investment authority to periodically reallocate the Owner's Account Value (and subsequent Premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model the Owner has selected, if the Owner wishes to participate in Portfolio Optimization.

When AUL updates the Portfolio Optimization Models, AUL will send the Owner written notice of the updated Models at least thirty (30) days in advance of the date AUL intends the updated version of the Model to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.

RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one (1) Portfolio may provide a higher fee to AUL than another Portfolio, and provide AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions.

As advisor to OneAmerica Funds, Inc., AUL monitors performance of the Portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. AUL does not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). AUL believes our reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Program at any time. Newly issued Contracts may require participation in the Program.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at one dollar ($1) and all the other Investment Accounts were initially set at five dollars ($5.) Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period plus the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a premium tax charge to reimburse itself for premium taxes that it incurs. This charge will be deducted as premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. If a cash withdrawal is made or the Contract is surrendered by the Owner, no withdrawal charge (which may also be referred to as a contingent deferred sales charge) will be assessed by AUL on the amount withdrawn. A withdrawal may result in taxable income to the Contract Owner.

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a monthly charge from the Variable Account Value pro rata based on the amounts in each account. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose.

ANNUAL CONTRACT FEE

AUL deducts an annual Contract fee from each Owner's Contract Value equal to the lesser of 2 percent of the Account Value or $30 a year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The annual Contract fee is waived on each Contract Anniversary when the Account Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.

RIDER CHARGES

The addition of any riders will result in additional charges which will be deducted proportionately from the Account Value allocated among the Investment Accounts.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.

VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another Annuity Contract issued by AUL. AUL may also reduce or waive the annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the mortality and expense risk charge shall not increase once a Contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future Contracts. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                  DISTRIBUTIONS

CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at the Corporate Office. Generally, surrender or withdrawal requests will be paid within seven calendar days. Withdrawals are not available during the Right to Examine Period.

If AUL receives Proper Notice of a full surrender request, AUL will pay the Owner's Net Cash Value as of the end of the Valuation Period.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative Market Value Adjustment on the amounts withdrawn from the MVA Fixed Accounts. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a full surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $200 for qualified plans and $500 for non-qualified plans. In addition, connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at the Corporate Office.

In addition to any applicable Market Value Adjustments, a surrender or a withdrawal may be subject to a premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

LOAN PRIVILEGES

Loan privileges are only available on Contracts qualified under 401(k) or 403(b). Prior to the Annuitization Date, the Owner of a qualified Contract may receive a loan from the Account Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from a qualified Contract are available beginning thirty (30) days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one (1) year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above. AUL reserves the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Account Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If Annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment is not made when due, interest will continue to accrue. If a loan payment is not made when due, the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or Contracts.

DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at the Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (not all death benefit option riders may be available in all states at the time of application).

If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.

STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

 1) the Account Value less any outstanding loan and accrued interest

 2) the total of all Premiums paid less an adjustment for prior withdrawals, including withdrawal charges, and less any outstanding loan and accrued interest.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

 1) the Account Value less any outstanding loan and accrued interest;

 2) the total of all Premiums paid less an adjustment for prior withdrawals, including any withdrawal charges, and less any outstanding loan and accrued interest; or,

 3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

    After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary. Withdrawals will reduce the death benefit on a proportional basis.

DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one (1) year of the Contract Owner's death, or the entire amount must be distributed by the fifth (5th) anniversary of the Contract Owner's death. If the Contract is an IRA or qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth (5th) year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven
(7) days from the date Proper Notice is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."

ANNUITY PERIOD

GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an Annuity Option on a fixed or variable basis, or a combination thereof.

The Annuity Date is the date chosen for Annuity payments to begin. Such date will be the first (1st) day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Owner may change the Annuity Date subject to approval by AUL.

Annuitization is irrevocable once a request for annuitization is received in good order, unless a variable payment Annuity with no life contingency is selected.

When the Owner annuitizes, The Owner must choose:

 1. An Annuity payout option, and

 2. Either a fixed payment Annuity, variable payment Annuity, or any available combination.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on "An Annuity Election Form" that must be received by AUL at the Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity dates and options.

FIXED PAYMENT ANNUITY

The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment Annuity table then in effect, after deducting applicable premium taxes. The Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the Fixed Payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.

VARIABLE PAYMENT ANNUITY

The first (1st) payment amount under a Variable Payment Annuity option is set at the first (1st) Valuation Date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table the Owner selects, after deducting applicable premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

 1. Annuity Units and Payment Amount - The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each Annuity payment. The number of Annuity Units established remains fixed during the Annuity payment period. The dollar amount of subsequent Annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due.

 2. Assumed Investment Rate - The Assumed Investment Rate (AIR) is the investment rate built into the Variable Payment Annuity table used to determine the Owner's first (1st) Annuity payment. the Owner may select an AIR from 3 percent, 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, Annuity payments will remain level.

 3. Value of an Annuity Unit - The value of an Annuity Unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which the Owner selected.

 4. Transfers - During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.

Variable payment annuities may not be available at the time of annuitization.

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PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of the Contract may be paid in one (1) sum or according to one (1) of the following options:

 1. Income for a Fixed Period - Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20.)

 2. Life Annuity - Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

 3. Survivorship Annuity - Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to AUL.

Contract Proceeds payable in one (1) sum will accumulate interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.

SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant.

                              THE FIXED ACCOUNT(S)

SUMMARY OF THE FIXED ACCOUNT(S)

Premiums designated to accumulate on a fixed basis may be allocated to one (1) of several Fixed Accounts which are part of AUL's General Account. Either MVA Fixed Account(s) or a Non-MVA Fixed Account will be available under the Contract. THE MVA MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS. NON-MVA FIXED ACCOUNT(S) MAY NOT BE AVAILABLE IN ALL STATES.

Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one
(1) year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s).

MARKET VALUE ADJUSTED FIXED ACCOUNT

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. A guaranteed interest rate, determined and declared by AUL for any Guaranteed Period selected, will be credited unless a distribution from the MVA occurs for any reason. The minimum amount of any allocation made to MVA Fixed Account must be $1,000. MVA FIXED ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

Generally, the Market Value Adjustment will increase or decrease the value of distributed proceeds depending on how prevailing interest rates compare to the MVA option rates in effect. When prevailing rates are lower than the MVA option rate in effect for the Guaranteed Period elected, distribution proceeds will increase in value. Conversely, when prevailing rates are higher than the MVA option rate in effect for the Guaranteed Period elected, distribution proceeds will decrease in value. In no event will the adjustment reduce the Cash Value attributable to that MVA Fixed Account below that necessary to satisfy statutory nonforfeiture requirements. The effect of a Market Value Adjustment should be carefully considered before electing to surrender allocations in MVA Fixed Account.

During the MVA Free Window, the Owner may transfer or withdraw amounts from MVA Fixed Accounts with expiring

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Guaranteed Periods without MVA. The MVA Free Window is currently set at thirty
(30) days prior to the end of the maturity duration selected. AUL reserves the right to change the MVA Free Window. Such amounts may be transferred to the Investment Accounts or reinvested in different MVA Fixed Accounts for different Guaranteed Periods. If the Owner takes no such action, the amount available at the end of the Guaranteed Period will remain in the MVA Fixed Account and a new Guaranteed Period and Current Rate will apply. MVA Fixed Accounts are available during the accumulation phase of a Contract only and are not available as Fxed Accounts during the annuitization phase of a Contract. In addition, MVA Fixed Accounts are not available for use in conjunction with Contract Owner services such as DCA and portfolio rebalancing.

WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable Market Value Adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

TRANSFERS

The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested.

The maximum amount that may be transferred in any one (1) Contract Year from a Non-MVA Fixed Account is the lesser of 20 percent of that Non-MVA Fixed Account Value as of the last Contract Anniversary or the entire Non-MVA Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Non-MVA Fixed Account Value will be effected on a last-in first-out basis.

Transfers from MVA Fixed Accounts may be subject to Market Value Adjustment. Transfers from MVA Fixed Accounts to the Variable Account are not subject to the 20 percent Fixed Account transfer limitation. Transfers and withdrawals of a Contract Owner's MVA Fixed Account Value will be made from the Guaranteed Periods the Owner has indicated. Transfers may result in a charge to the Contract Owner.

For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

CONTRACT CHARGES

The annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

PAYMENTS FROM THE FIXED ACCOUNT(S)

Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.

                            MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary (or contingent Annuitant) must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

Subject to applicable Federal and state laws, rules and regulations, a Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at the Corporate Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life Annuity payments depend.

MISSTATEMENTS

If the age or sex of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

OPTIONAL BENEFITS

There are several riders available at time of application which are described below. These riders carry their own charges which are described in the Expense Table in this Prospectus. Some riders are not available in all states.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

 1) the Account Value less any outstanding loan and accrued interest;

 2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest. Withdrawals will reduce the death benefit on a proportional basis;

 3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

    After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER

THE GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER IS NO LONGER AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If the Owner's Contract is annuitized, and the Owner chooses a life annuitization option, at any time after the tenth (10th) Contract Anniversary, the amount applied to the then current Annuity table will be the greater of:

 1. The Account Value at that time, or

 2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

The Account Value is reduced proportionally for any withdrawals. Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This Rider is only available if the Portfolio Optimization Program is chosen. If the Program is later terminated, the Rider will be terminated automatically.

                            FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AND SHOULD NOT BE CONSIDERED TAX ADVICE. THE OWNER SHOULD CONSULT HIS OR HER TAX ADVISOR.

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

DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a Separate Account may cause the Contract Owner, rather than AUL, to be treated as the Owner of the assets held by the Separate Account.

If the variable Contract Owner is considered the Owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as Annuity Contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity Contract until some form of distribution is made under the Contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."

1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the Annuity Date generally will be treated as gross income to the extent that the Cash Value of the Contract exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.

2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment or an Annuity payment under an Annuity Contract, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.

3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of Annuity payments to date equals the investment in the Contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from employee benefit plans and 403(b) arrangements.

4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract);
(2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his Beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first
(1st) year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five
(5) years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an Annuity Contract, a Contract must provide the following two (2) distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the

Contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated Beneficiary, must be distributed over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated Beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one (1) to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract) is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an employee bnefit plan, and in the case of immediate Annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e)(amounts not received as annuities) that is includable in gross income, all Annuity Contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) Contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept Beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit under the laws in effect as of the writing of this prospectus, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;
(3) provide contributions or benefits that do not exceed certain limitations;
(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007, the IRS issued final regulations for tax-sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) Plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) Plans.

Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan,
2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted, provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified

Plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan or IRA. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity Contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred Annuity Contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity Contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) Contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old Contract, provided that the amounts transferred between Contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.

                                OTHER INFORMATION

MIXED AND SHARED FUNDING

The portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either:
(i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under Contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. After the Annuity Date, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Annuity Units by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a Contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company Separate Account that funds variable life insurance Contracts or if otherwise required by applicable law or Contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of Contracts, or permit a conversion between classes of Contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another Separate Account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other Separate Accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity Contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter or depositor (or any subsidiary) is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

FINANCIAL STATEMENTS

Financial statements of OneAmerica Financial Partners, Inc., as of December 31, 2009, are included in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

Description                                                                 Page
-----------                                                                 ----
GENERAL INFORMATION AND HISTORY ...........................................    3
DISTRIBUTION OF CONTRACTS .................................................    3
CUSTODY OF ASSETS .........................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS  ...........    3
   403(b) Programs ........................................................    4
   408 and 408A Programs ..................................................    4
   457 Programs ...........................................................    4
   Employee Benefit Plans .................................................    5
   Tax Penalty for All Annuity Contracts ..................................    5
   Withholding for Employee Benefit Plans and Tax-Deferred Annuities ......    5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................    6
FINANCIAL STATEMENTS ......................................................    7

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

--------------------------------------------------------------------------------

                              PROSPECTUS EXHIBIT 1

                                FORM ADV PART II

                                                  ------------------------------
                                                  |        OMB APPROVAL        |
                                                  ------------------------------
FORM ADV   UNIFORM APPLICATION FOR INVESTMENT     | OMB Number: 3235-0049      |
           ADVISER REGISTRATION                   | Expires: February 28, 2011 |
PART II - PAGE 1                                  | Estimated Average burden   |
                                                  | Hours per response...4.07  |
                                                  ------------------------------

------------------------------------------------------------------------------------------------------------------
| Name of Investment Adviser:                                                                                    |
| AMERICAN UNITED LIFE INSURANCE COMPANY                                                                         |
|----------------------------------------------------------------------------------------------------------------|
| Address: (Number and Street)         (City)         (State)     (Zip Code)  |   Area Code:   Telephone Number: |
|                                                                             |                                  |
| ONE AMERICAN SQ. P.O. BOX 368      INDIANAPOLIS        IN          46206    |      317            285-1588     |
------------------------------------------------------------------------------------------------------------------

  THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER AND ITS
                        BUSINESS FOR THE USE OF CLIENTS.
 THE INFORMATION HAS NOT BEEN APPROVED OR VERIFIED BY ANY GOVERNMENT AUTHORITY.

                                TABLE OF CONTENTS
    ITEM
   NUMBER  ITEM                                                         PAGE
   ------  -----                                                        ----
     1     Advisory Services and Fees                                      2

     2     Types of Clients                                                2

     3     Types of Investments                                            3

     4     Methods of Analysis, Sources of Information and
           Investment Strategies                                           3

     5     Education and Business Standards                                4

     6     Education and Business Background                               4

     7     Other Business Activities                                       4

     8     Other Financial Industry Activities or Affiliations             5

     9     Participation or Interest in Client Transactions                5

    10     Conditions for Managing Accounts                                5

    11     Review of Accounts                                              6

    12     Investment or Brokerage Discretion                              6

    13     Additional Compensation                                         7

    14     Balance Sheet                                                   7

           Continuation Sheet                                     Schedule F

 ------------------------------------------------------------------------------
| (Schedule A, B, C, D, and E are included with Part I of this Form, for the   |
| use of regulatory bodies, and are not distributed to clients.)               |
 ------------------------------------------------------------------------------

 POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
  IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY
                            VALID OMB CONTROL NUMBER.

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 2   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1.   A.  ADVISORY SERVICES AND FEES.   For each type of service provided, state
          (check the applicable boxes)  the approximate % of total advisory billings from that service.
      Applicant:

                                        (See instruction below.)

      [X]  (1) Provides investment supervisory services                   99.00%
                                                                          -----
      [X]  (2) Manages investment advisory accounts not
               involving investment supervisory services                   1.00%
                                                                          -----
      [ ]  (3) Furnishes investment advice through consultations
               not included in either service described above                  %

      [ ]  (4) Issues periodicals about securities by subscription             %

      [ ]  (5) Issues special reports about securities not included
               in any service described above                                  %

      [ ]  (6) Issues, not as part of any service described above, any charts, graphs, formulas, or other devices which
               clients may use to evaluate securities                          %

      [ ]  (7) On more than an occasional basis, furnishes advice
               to clients on matters not involving securities                  %

      [ ]  (8) Provides a timing service                                       %

      [ ]  (9) Furnishes advice about securities in any manner not
               described above                                                 %

 (Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)
--------------------------------------------------------------------------------
                                                                       Yes   No
      B.       Does applicant call any of the services it checked
               above financial planning or some similar term?          [ ]   [X]
--------------------------------------------------------------------------------
      C.       Applicant offers investment advisory services for:
               (check all that apply)

      [X]  (1) A percentage of assets under       [ ]  (4) Subscription fees
               management

      [ ]  (2) Hourly charges                     [ ]  (5) Commissions

      [X]  (3) Fixed fees (not including          [ ]  (6) Other
               subscription fees)
--------------------------------------------------------------------------------
      D.       For each checked box in A above, describe on Schedule F:

      o the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee

      o applicant's basic fee schedule, how fees are charged and whether its fees are negotiable

      o when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date
--------------------------------------------------------------------------------
 2.   TYPES OF CLIENTS -- Applicant generally provides investment advice to:
      (check those that apply)

      [X]  A. Individuals                      [X]  E.  Trusts, estates, or
                                                        charitable organizations
      [ ]  B. Banks or thrift institutions
                                               [X]  F.  Corporations or business
      [X]  C. Investment companies                      entities other than
                                                        those listed above
      [X]  D. Pension and profit sharing
              plans                            [ ]  G.  Other (describe on
                                                        Schedule F)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 3   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 3.   TYPES OF INVESTMENTS.    Applicant offers advice on the following:
                               (check those that apply)

           A. Equity securities                [X]  H. United States government
                                                       securities
      [X]     (1) exchange-listed
                  securities                        I. Options contracts on:

      [ ]     (2) securities traded            [X]     (1) securities
                  over-the-counter
                                               [X]     (2) commodities
      [X]     (3) Foreign issuers
                                                    J. Futures contracts on:
      [X]  B. Warrants
                                               [X]     (1) tangibles
      [X]  C. Corporate debt securities
                                               [X]     (2) intangibles
              (other than commercial paper)
                                                    K. Interests in partnerships
      [X]  D. Commercial paper                         investing in:

      [X]  E. Certificates of deposit          [X]     (1) real estate

      [X]  F. Municipal securities             [X]     (2) oil and gas interests

           G. Investment company               [ ]     (3) other (explain on
              securities:                                  Schedule F)

      [X]     (1) variable life insurance      [ ]  L. Other (explain on
                                                       Schedule F)
      [X]     (2) variable annuities

      [X]     (3) mutual fund shares

--------------------------------------------------------------------------------

 4.   METHODS OF ANALYSIS, SOURCES OF INFORMATION, AND INVESTMENT STRATEGIES.

      A.      [ ]  Applicant's security analysis methods include:
                   (check those that apply)

          (1) [ ]  Charting                    (4)     [ ]  Cyclical

          (2) [X]  Fundamental                 (5)     [ ]  Other (explain
                                                            on Schedule F)
          (3) [X]  Technical

--------------------------------------------------------------------------------

      B.      The main sources of information applicant uses include:
              (check those that apply)

          (1) [X]  Financial newspapers        (5)     [ ]  Timing services
                   and magazines

          (2) [X]  Inspections of corporate    (6)     [X]  Annual reports,
                   activities                               prospectuses,
                                                            filings with
                                                            the Securities and
                                                            Exchange Commission

          (3) [X]  Research materials          (7)     [X]  Company press
                   prepared by others                       releases

          (4) [X]  Corporate rating            (8)     [ ]  Other (explain on
                   services                                 Schedule F)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 4   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      C. The investment strategies used to implement any investment advice given to clients include: (check those that apply)

         (1)  [X]  Long term purchases         (5)     [X]  Margin transactions
                   (securities held at
                   least a year)

         (2)  [X]  Short term purchases        (6)     [X]  Option writing,
                   (securities sold                         including covered
                   within a year)                           options, uncovered
                                                            options or spreading
                                                            strategies

         (3)  [X]  Trading (securities         (7)     [ ]  Other (explain on
                   sold within 30 days)                      Schedule F)

         (4)  [X]  Short sales

--------------------------------------------------------------------------------

 5.   EDUCATION AND BUSINESS STANDARDS.

      Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?

             (If yes, please describe these standards on Schedule F)

                                                                  Yes      No
                                                                  [X]      [ ]

--------------------------------------------------------------------------------

 6.   EDUCATION AND BUSINESS BACKGROUND.

      For:

      o each member of the investment committee or group that determines general investment advice to be given to clients, or

      o if the applicant has no investment committee or group, each individual who determines general investment advice clients (if more than five, respond only for their supervisors)

      o each principal executive officer of applicant or each person with similar status or performing similar functions.

      On Schedule F, give the:

      o       name                     o  formal education after high school

      o       year of birth            o  business background for the preceding
                                          five years

--------------------------------------------------------------------------------

 7.   OTHER BUSINESS ACTIVITIES. (check those that apply)

      [X] A. Applicant is actively engaged in a business other than giving investment advice.

      [X] B. Applicant sells products or services other than investment advice to clients.

      [X] C. The principal business of applicant or its principal executive officers involves something other than providing investment advice.

  (For each checked box describe the other activities, including the time spent on them, on Schedule F.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 5   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 8.   OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS.
      (check those that apply)

      [ ] A. Applicant is registered (or has an application pending) as a securities broker-dealer.

      [ ] B. Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.

      [X] C. Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:

      [X]  (1) broker-dealer                  [ ]  (7)  accounting firm

      [X]  (2) investment company             [ ]  (8)  law firm

      [X]  (3) other investment adviser       [X]  (9)  insurance company or
                                                        agency

      [ ]  (4) financial planning firm        [ ]  (10) pension consultant

      [ ]  (5) commodity pool operator,       [ ]  (11) real estate broker or
               commodity trading adviser                dealer
               or futures commission
               merchant

      [ ]  (6) banking or thrift              [ ]  (12) entity that creates or
               institution                              packages limited
                                                        partnerships

    (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)

           D. Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?

   (If yes, describe on Schedule F the partnerships and what they invest in.)

                                                                  Yes      No
                                                                  [ ]      [X]

--------------------------------------------------------------------------------

 9.   PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.

      Applicant or a related person: (check those that apply)

      [ ] A. As principal, buys securities for itself from or sells securities it owns to any client.

      [ ] B. As broker or agent effects securities transactions for compensation for any client.

      [ ] C. As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.

      [X] D. Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.

      [X] E. Buys or sell for itself securities it also recommended to clients.

      (For each box checked, describe on Schedule F when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)

      Describe, on Schedule F, your code of ethics, and state that you will provide a copy of your code of ethics to any client or prospective client upon request.

--------------------------------------------------------------------------------

 10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment advisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other condition for starting or maintaining an account?

                       (If yes, describe on Schedule F)

                                                                  Yes      No
                                                                  [ ]      [X]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 6   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 11. REVIEW OF ACCOUNTS. If applicant provides investment supervisory services, manages investment advisory account, or holds itself out as providing financial planning or some similarly termed services:

     A. Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors.
          FOR REVIEWERS, include the number of reviewers, their titles and functions, instructions they receive from applicant on performing reviews, and number of accounts assigned each.

     AUL AS THE INVESTMENT ADVISER, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY INVESTMENT OPTIONS, SUBJECT TO OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE ONEAMERICA FUNDS, INC.

     THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH PORTFOLIO FOR THE ONEAMERICA FUNDS, INC.'S BOARD OF DIRECTORS:

     G. DAVID SAPP, Sr. V.P. INVESTMENTS
     KATHRYN E. HUDSPETH, V.P. EQUITIES
     DAVID WEISENBURGER, V.P. MARKETABLE BONDS

     SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY, GENERAL ECONOMIC CONDITIONS, AND PERFORMANCE OF THE PORTFOLIO SECURITIES. THE COST OF BROKER COMMISSIONS AND THE INTENDED INVESTMENT STRATEGY BASED ON CURRENT CONDITIONS ARE REPORTED ANNUALLY TO THE BOARD.

     B. Describe below the nature and frequency of regular reports to clients on their accounts.

     IBBOTSON ASSOCIATES REVIEWS THE PORTFOLIO OPTIMIZATION MODELS ON AN ANNUAL BASIS AND UPDATES THE ASSET ALLOCATION MODELS. ACCOUNTS ARE UPDATED CONSISTENT WITH THIS ANALYSIS.

--------------------------------------------------------------------------------

 12. INVESTMENT OR BROKERAGE DISCRETION.

     A. Does applicant or any related person have authority to determine, without obtaining specific client consent, the:

     (1)  securities to be bought or sold?                        Yes       No
                                                                  [X]       [ ]

     (2)  amount of securities to be bought or sold?              Yes       No
                                                                  [X]       [ ]

     (3)  broker or dealer to be used?                            Yes       No
                                                                  [X]       [ ]

     (4)  commission rates paid?                                  Yes       No
                                                                  [X]       [ ]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 7   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     B.   Does applicant or a related person suggest brokers to clients?

                                                                  Yes       No
                                                                  [ ]       [X]

     For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B, describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor, describe:

     o   the products, research and services

     o whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services

     o whether research is used to service all of applicant's accounts or just those accounts paying for it; and

     o any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for product and research services received.

--------------------------------------------------------------------------------

 13. ADDITIONAL COMPENSATION.

     Does the applicant or a related person have any arrangements, oral or in writing, where it:

     A. is paid cash by or receives some economic benefit (including commissions, equipment or non-research services) from a non-client in connection with giving advice to clients?

                                                                  Yes       No
                                                                  [ ]       [X]

     B.  directly or indirectly compensates any person for client referrals?

            (For each yes, describe the arrangements on Schedule F.)

                                                                  Yes       No
                                                                  [ ]       [X]

--------------------------------------------------------------------------------

 14. BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:

     o has custody of client funds or securities (unless applicant is registered or registering only with the Securities and Exchange Commission); or

     o requires prepayment of more than $500 in fees per client and 6 or more months in advance

     Has applicant provided a Schedule G balance sheet?

                                                                  Yes       No
                                                                  [ ]       [X]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |  Applicant:                               |  SEC File Number:    |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |  AMERICAN UNITED LIFE INSURANCE COMPANY   |  801 - 8074          |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
-----------------------------------------------------------------------------------------------------------|
| Full name of applicant exactly as stated in item 1A of Form ADV:  |  IRS Empl. Ident. No.:               |
| AMERICAN UNITED LIFE INSURANCE COMPANY                            |  35-014825                           |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
 II 1.A AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") OFFERS GROUP VARIABLE ANNUITY CONTRACTS TO BE USED IN CONNECTION WITH CERTAIN RETIREMENT PLANS AND INDIVIDUAL VARIABLE ANNUITY AND LIFE CONTRACTS. THESE CONTRACTS PROVIDE FOR THE ACCUMULATION OF VALUES ON A VARIABLE BASIS, FIXED BASIS OR BOTH. CONTRIBUTIONS DESIGNATED TO ACCUMULATE ON A VARIABLE BASIS MAY BE ALLOCATED TO ONE OR MORE OF THE INVESTMENT ACCOUNTS OF THE AUL AMERICAN UNIT TRUST, AUL AMERICAN INDIVIDUAL UNIT TRUST, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY TRUST AND AUL AMERICAN INDIVIDUAL VARIABLE LIFE ANNUITY UNIT TRUST REGISTERED UNIT INVESTMENT TRUSTS AND SEPARATE ACCOUNTS OF AUL. AUL ACTS AS THE INVESTMENT ADVISOR TO THE ONEAMERICA FUNDS, INC. ("THE FUND"). OTHER MUTUAL FUND SHARES MAY BE PURCHASED BY THE SEPARATE ACCOUNTS FROM MUTUAL FUNDS WHICH HAVE INVESTMENT ADVISORS OTHER THAN AUL.

                       THE FUND AND AUL (THE "ADVISOR") ENTERED INTO AN INVESTMENT ADVISOR AGREEMENT IN 1990, ("THE AGREEMENT") WHICH WAS APPROVED BY THE FUND SHAREHOLDERS AND TRUST PARTICIPANTS ON MAY 8, 1991. THEREAFTER, THE AGREEMENT HAS BEEN REVIEWED ANNUALLY BY THE FUND'S BOARD OF DIRECTORS UNLESS OTHERWISE REQUIRED BY FEDERAL
                       SECURITIES LAWS. SUBJECT TO THE OVERALL SUPERVISION OF THE FUND'S BOARD OF DIRECTORS, THE ADVISOR EXERCISES RESPONSIBILITY FOR THE INVESTMENT AND REINVESTMENT OF
                       THE FUND'S ASSETS. THE ADVISOR MANAGES THE DAY-TO-DAY INVESTMENT OPERATIONS OF THE FUND AND THE COMPOSITION OF EACH OF THE PORTFOLIOS, INCLUDING THE PURCHASE, RETENTION AND DISPOSITION OF THE INVESTMENTS, SECURITIES AND CASH CONTAINED THEREIN IN ACCORDANCE WITH EACH PORTFOLIO'S INVESTMENT OBJECTIVES AND POLICIES AS STATED IN THE FUND'S CURRENT PROSPECTUS. THE RESTATED INVESTMENT ADVISER AGREEMENT WAS APPROVED BY THE BOARD OF DIRECTORS ON FEBRUARY 25, 2010.

                       UNDER THE AGREEMENT, THE ADVISOR IS COMPENSATED FOR ITS SERVICES AT A MONTHLY FEE BASED ON AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO. FOR EACH PORTFOLIO, THE FUND PAYS THE ADVISOR A FEE AT AN ANNUAL RATE OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS OF 0.50 PERCENT FOR THE VALUE, INVESTMENT GRADE BOND AND ASSET DIRECTOR PORTFOLIOS; 0.40 PERCENT FOR THE MONEY MARKET PORTFOLIO; AND 0.70 PERCENT FOR THE SOCIALLY RESPONSIVE PORTFOLIO. THE ADVISOR IS ALSO THE DISTRIBUTOR OF CONTRACTS IN WHICH THE PORTFOLIOS ARE OFFERED. THE ADVISOR IS ENTITLED TO 0.30 PERCENT OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO'S ADVISOR CLASS SHARES FOR DISTRIBUTION AND SHAREHOLDER SERVICES PROVIDED (12B-1 FEES) TO THE SHAREHOLDERS.

                       THE STATE LIFE INSURANCE COMPANY, ("STATE LIFE") IS A SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC. AUL PERFORMS CERTAIN INVESTMENT MANAGEMENT SERVICES FOR AND ON BEHALF OF STATE LIFE AND PURSUANT TO AN AGREEMENT BETWEEN THE TWO (2) COMPANIES.

                       UNDER THE AGREEMENT BETWEEN AUL AND STATE LIFE, AUL PROVIDES A CONTINUOUS INVESTMENT PROGRAM AND IS RESPONSIBLE FOR THE COMPOSITION OF STATE LIFE'S INVESTMENT PORTFOLIO. IN CONSIDERATION THEREOF, STATE LIFE PAYS AUL THIRTEEN (13) BASIS POINTS ANNUALLY BASED UPON STATE LIFE'S MEAN INVESTED ASSETS FOR EACH YEAR THE AGREEMENT REMAINS IN EFFECT. STATE LIFE IS RESPONSIBLE FOR ALL OF THE EXPENSES AND LIABILITIES RELATING TO ITS INVESTMENT PORTFOLIO AND FOR ESTABLISHING THE INVESTMENT OBJECTIVES FOR AUL TO FOLLOW. AUL AGREES TO MAINTAIN AND PRESERVE REQUIRED RECORDS RELATED TO STATE LIFE INVESTMENTS.

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |  Applicant:                               |  SEC File Number:    |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |  AMERICAN UNITED LIFE INSURANCE COMPANY   |  801 - 8074          |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 1.A (CONTINUED)     PIONEER MUTUAL LIFE INSURANCE COMPANY, ("PML") IS A
                       SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC. PML
                       PAYS AUL THIRTEEN (13) BASIS POINTS ANNUALLY BASED UPON
                       PML'S MEAN INVESTED ASSETS FOR EACH YEAR.

                       MISCELLANEOUS INVESTMENT ADVISORY CLIENTS

                       AUL HAS ENTERED INTO AGREEMENTS WITH MISCELLANEOUS INVESTMENT ADVISORY CLIENTS WHEREBY AUL OFFERS TO THESE ENTITIES CERTAIN PRIVATE PLACEMENT FIXED INCOME INVESTMENTS IN WHICH AUL IS PARTICIPATING. THESE ENTITIES MAINTAIN ULTIMATE DISCRETION IN ALL SECURITIES PURCHASES. THEY PAY AUL AN ANNUAL FEE ON A QUARTERLY BASIS IN ARREARS FOR THE SERVICES RENDERED UNDER THE AGREEMENTS IN THE AMOUNT UP TO TWELVE AND A HALF (12.5) BASIS POINTS OF THE OUTSTANDING AGGREGATE PRINCIPAL VALUE OF THE ASSETS HELD AT THE END OF EACH QUARTER WHICH WERE PURCHASED UNDER THIS AGREEMENT.

                       AUL HAS ENTERED INTO AN AGREEMENT WHEREBY MESIROW FINANCIAL ASSISTS IN PROVIDING ADVICE TO PLAN SPONSORS REGARDING THE INVESTMENT OPTIONS TO BE INCLUDED IN THE PLAN. MESIROW FINANCIAL REVIEWS THE INVESTMENT OPTIONS ON THE AUL PLATFORM AND PROVIDES QUALITATIVE DATA ON THE INVESTMENT OPTION IN ORDER FOR A PREFERRED LIST OF OPTIONS TO BE CREATED FOR PLAN SPONSORS TO CHOOSE FROM FOR THEIR PARTICIPANTS. AUL WILL CHARGE A MAXIMUM FEE OF $2,000, DEPENDING ON PLAN ASSETS. AUL PAYS IBBOTSON A FLAT FEE OF $70,000 PER YEAR FOR THE SERVICE.

                       PARTICIPANTS IN GROUP VARIABLE ANNUITIES MAY RECEIVE INVESTMENT ADVICE FROM A THIRD PARTY INVESTMENT ADVICE PROVIDER. THERE IS NO COST TO THE PARTICIPANT WHEN USING THE BASIC INVESTMENT ADVICE SERVICE. AUL MAY ALSO ASSESS AN ACCOUNT MANAGEMENT FEE DIRECTLY AGAINST THE ACCOUNT OF EACH PARTICIPANT WHO UTILIZES THE MORE DETAILED, HANDS-ON MANAGED ACCOUNTS SERVICE. THE FEE FOR THE MANAGED ACCOUNT SERVICES IS A MAXIMUM OF ONE PERCENT OF THE TOTAL ACCOUNT VALUE, PAID IN 0.25 PERCENT QUARTERLY INSTALLMENTS. AUL MAY FORWARD A PORTION OF THE FEE TO THE INVESTMENT ADVICE PROVIDER AND TO THE BROKER AS A FINDER'S FEE.

                       PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

                       AUL OFFERS, THROUGH SOME VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS, ASSET ALLOCATION PROGRAMS THAT MAY CONSTITUTE THE PROVISION OF INVESTMENT ADVICE UNDER SEC RULES.

                       UNDER THESE PROGRAMS, AUL HAS CONTRACTED WITH IBBOTSON ASSOCIATES TO DEVELOP SEVERAL ASSET ALLOCATIONS MODELS, EACH BASED ON DIFFERENT PROFILES OF AN INVESTOR'S WILLINGNESS TO ACCEPT INVESTMENT RISK. IF THE CLIENT DECIDES TO SUBSCRIBE TO THE PROGRAM, INITIAL PREMIUMS OR VARIABLE ACCOUNT VALUE, AS APPLICABLE, WILL BE ALLOCATED TO THE INVESTMENT OPTIONS ACCORDING TO THE MODEL SELECTED. SUBSEQUENT PREMIUM PAYMENTS, IF ALLOWED UNDER THE CONTRACT, WILL ALSO BE ALLOCATED ACCORDINGLY.

                       AUL WILL SERVE AS THE INVESTMENT ADVISOR FOR THE PROGRAM, WITH ALL ASSOCIATED FIDUCIARY RESPONSIBILITIES, SOLELY FOR PURPOSES OF DEVELOPMENT OF THE PORTFOLIO OPTIMIZATION MODELS AND PERIODIC UPDATES OF THE MODELS. EACH MODEL IS EVALUATED ANNUALLY TO ASSESS WHETHER THE COMBINATION OF INVESTMENT OPTIONS WITHIN THE MODEL SHOULD BE CHANGED TO BETTER OPTIMIZE THE POTENTIAL RETURN FOR THE LEVEL OF RISK TOLERANCE INTENDED FOR THE MODEL. AS A RESULT OF THE PERIODIC ANALYSIS, EACH MODEL MAY CHANGE AND INVESTMENT OPTIONS MAY BE DELETED FROM A MODEL.

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |   Applicant:                              |   SEC File Number:   |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |   AMERICAN UNITED LIFE INSURANCE COMPANY  |   801 - 8074         |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 1.A (CONTINUED)     WHEN AUL UPDATES THE MODELS, IT WILL SEND WRITTEN NOTICE
                       OF THE UPDATED MODELS AT LEAST THIRTY (30) DAYS IN
                       ADVANCE OF THE DATE IT INTENDS THE UPDATED VERSION OF
                       THE MODEL TO BE EFFECTIVE. IF THE CLIENT TAKES NO
                       ACTION, THE VARIABLE ACCOUNT VALUE (OR SUBSEQUENT
                       PREMIUMS, IF APPLICABLE) WILL BE REALLOCATED IN
                       ACCORDANCE WITH THE UPDATED MODEL AUTOMATICALLY. IF THE
                       CLIENT DOES NOT WISH TO ACCEPT THE CHANGES TO THE
                       SELECTED MODEL, THE CLIENT CAN CHANGE TO A DIFFERENT
                       MODEL OR WITHDRAW FROM THE PROGRAM BY PROVIDING NOTICE
                       TO AUL. SOME OF THE RIDERS AVAILABLE UNDER THE CONTRACT
                       REQUIRE THE CLIENT TO PARTICIPATE IN AN ASSET ALLOCATION
                       SERVICE. IF THE CLIENT PURCHASES ANY OF THESE RIDERS,
                       SUCH RIDERS WILL TERMINATE IF THE CLIENT WITHDRAWS FROM
                       PORTFOLIO OPTIMIZATION OR ALLOCATES ANY PORTION OF THE
                       CLIENT'S SUBSEQUENT PREMIUMS OR ACCOUNT VALUE TO AN
                       INVESTMENT OPTION THAT IS NOT CURRENTLY INCLUDED IN A
                       MODEL (AS FULLY DESCRIBED IN EACH RIDER.)

                       IN CONSIDERATION OF THE SERVICES PROVIDED, AUL PAYS AN ANNUAL FEE OF 5 BASIS POINTS.

II 5. IN GENERAL, THE APPLICANT REQUIRES ALL INDIVIDUALS INVOLVED IN DETERMINING OR GIVING INVESTMENT ADVICE HAVE A COLLEGE DEGREE AND APPROXIMATELY 2-3 YEARS OF BUSINESS EXPERIENCE.

II 6.                  * OF APPLICANT

                       KENT ADAMS, CFA
                       DOB: 03/11/48
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       VICE PRESIDENT, INVESTMENTS *02/2010 TO PRESENT VICE PRESIDENT, FIXED INCOME SECURITIES *01/1992 TO 02/2010

                       MICHAEL I. BULLOCK, CFA
                       DOB: 07/26/62
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & BUTLER UNIVERSITY
                       VICE PRESIDENT, PRIVATE PLACEMENTS *11/2004 TO PRESENT

                       J. SCOTT DAVISON, ChFC
                       DOB: 01/31/64
                       EDUCATION: GRADUATE OF MIDDLEBURY COLLEGE
                       CHIEF FINANCIAL OFFICER *06/2004 TO PRESENT

                       RICHARD M. ELLERY
                       DOB: 07/25/71
                       EDUCATION: GRADUATE OF PURDUE UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW
                       INVESTMENT ADVISOR CHIEF COMPLIANCE OFFICER *06/2007 TO PRESENT
                       ASSOCIATE GENERAL COUNSEL *01/2007 TO PRESENT
                       ASSISTANT GENERAL COUNSEL *05/2004 TO 01/2007

                       ROBERT E. FERGUSON
                       DOB: 03/31/57
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW
                       DEPUTY COUNSEL *8/06/2006 TO PRESENT
                       ASSOCIATE GENERAL COUNSEL *08/2004 TO 08/2006

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |   Applicant:                              |   SEC File Number:   |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |   AMERICAN UNITED LIFE INSURANCE COMPANY  |   801 - 8074         |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 6. (CONTINUED)      STEVEN T. HOLLAND
                       DOB: 10/10/58
                       EDUCATION: GRADUATE OF MIAMI UNIVERSITY & INDIANA
                       UNIVERSITY
                       VICE PRESIDENT, MORTGAGE LOANS *06/1997 TO PRESENT

                       KATHRYN E. HUDSPETH, CFA
                       DOB: 05/09/59
                       EDUCATION: GRADUATE OF INDIANA WESLEYAN & BALL STATE UNIVERSITY
                       VICE PRESIDENT, EQUITIES *11/1994 TO PRESENT

                       CRAIG A. LEHMAN
                       DOB: 2/14/81
                       EDUCATION: GRADUATE OF BUTLER UNIVERSITY
                       SENIOR RESEARCH ANALYST II *04/09 TO PRESENT
                       ASSISTANT V.P., RESEARCH. 07/06 TO 04/09, 40/86 ADVISORS, INC.
                       RESEARCH ANALYST *1/04 TO PRESENT

                       ERIK LEIGHTON
                       DOB: 11/24/71
                       EDUCATION: GRADUATE OF DEPAUW UNIVERSITY & BUTLER UNIVERSITY
                       ASST. EQUITY PORTFOLIO MANAGER *07/2006 TO PRESENT SENIOR RESEARCH ANALYST *10/2003 TO 07/2006

                       CONSTANCE E. LUND
                       DOB: 07/11/1953
                       EDUCATION: GRADUATE OF INDIANA STATE UNIVERSITY
                       Sr. VICE PRESIDENT, CORPORATE FINANCE *01/2000 TO PRESENT

                       JOHN C. MASON, CFA
                       DOB: 08/23/64
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       VICE PRESIDENT, FIXED INCOME SECURITIES *02/2010 TO
                       PRESENT
                       VICE PRESIDENT, MARKETABLE CORPORATE BONDS *05/2003 TO 02/2010

                       BRIAN MATTHEWS
                       DOB: 12/23/1974
                       EDUCATION: GRADUATE OF COLORADO UNIVERSITY AND THE UNIVERSITY OF MINNESOTA
                       RESEARCH ANALYST *12/2008 TO PRESENT
                       CREDIT ANALYST & PRIVATE PLACEMENT ASSOCIATE,
                       ING 05/2005-09/2008

                       DAVID C. McCONAHA, CFA
                       DOB: 06/04/1976
                       EDUCATION: GRADUATE OF BALL STATE UNIVERSITY & INDIANA UNIVERSITY
                       RESEARCH ANALYST *07/2006 TO PRESENT
                       FINANCIAL ANALYST 07/2004 TO 07/2006, MAGELLAN HEALTH SERVICES

                       G. DAVID SAPP, CFA
                       DOB: 12/03/46
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       Sr. VICE PRESIDENT INVESTMENTS *01/1992 TO PRESENT

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |  Applicant:                               |  SEC File Number:    |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |  AMERICAN UNITED LIFE INSURANCE COMPANY   |  801 - 8074          |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 6. (CONTINUED)      MARK A. SCHMAHL, CFA
                       DOB: 08/01/72
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       RESEARCH ANALYST *06/2007 TO PRESENT
                       VICE PRESIDENT, CAPITAL MARKETS UNDERWRITER, FIFTH THIRD
                       BANK 08/2003 TO 06/2007

                       DAVID WEISENBURGER, CFA
                       DOB: 08/10/65
                       EDUCATION: GRADUATE OF UNIVERSITY OF CINCINNATI
                       VICE PRESIDENT, MARKETABLE BONDS *02/2009 TO PRESENT
                       VICE PRESIDENT, FIXED INCOME SECURITIES *12/2008 TO
                       02/2010
                       ASST. VICE PRESIDENT, FIXED INCOME SECURITIES *09/2007 TO 12/2008
                       ASST. VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, OHIO CASUALTY 04/2006 TO 09/2007

                       MARK A. WILKERSON
                       DOB: 01/19/1952
                       EDUCATION: GRADUATE OF ARKANSAS TECH UNIVERSITY
                       Sr. VICE PRESIDENT, INDIVIDUAL OPERATIONS *03/2007 TO PRESENT
                       Sr. VICE PRESIDENT & CHIEF MARKETING OFFICER, COLUMBUS LIFE INSURANCE
                       COMPANY/WESTERN & SOUTHERN FINANCIAL GROUP 03/1989 TO 03/2008

II 7. (A)(B)(C)        AUL IS A STOCK LIFE INSURANCE COMPANY EXISTING UNDER THE
                       LAWS OF THE STATE OF INDIANA. AUL PRIMARILY CONDUCTS A
                       CONVENTIONAL LIFE INSURANCE, DISABILITY INSURANCE AND
                       ANNUITY BUSINESS. APPLICANT SPENDS APPROXIMATELY 90
                       PERCENT OF ITS TIME CONDUCTING THESE ACTIVITIES.

                       SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

                       THE BOARD OF DIRECTORS OF ONEAMERICA FUNDS, INC. HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE ONEAMERICA PORTFOLIOS. ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED PORTFOLIO WITH THE EXCEPTION OF THE SOCIALLY RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE SHAREHOLDER APPROVAL. THE APPLICANT HAS THE AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

                       IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A PORTFOLIO, TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE BROKER-DEALER INVOLVED, THE QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE OPERATIONAL FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES THAN THE LOWEST AVAILABLE WHEN THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE TRANSACTION. THE ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER THAN THE CLIENT ON WHOSE BEHALF THE RESEARCH WAS ACTUALLY EARNED.

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |   Applicant:                              |   SEC File Number:   |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |   AMERICAN UNITED LIFE INSURANCE COMPANY  |   801 - 8074         |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 8.C(1)              ONEAMERICA SECURITIES, INC., A REGISTERED BROKER-DEALER
                       AND REGISTERED INVESTMENT ADVISOR LOCATED AT 433 NORTH
                       CAPITOL AVENUE, 3(RD) FLOOR, INDIANAPOLIS, IN 46204 IS A
                       WHOLLY OWNED SUBSIDIARY OF AUL AND IS THE DISTRIBUTOR OF
                       ALL REGISTERED PRODUCTS OFFERED BY AUL.

II 8.C(2)              SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 8.C(3)              SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 8.C(9)              SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 9. THE CODE OF ETHICS HAS BEEN DRAFTED BY THE ADVISOR AND ADOPTED BY THE INVESTMENT COMMITTEE OF THE ADVISOR AND ONEAMERICA FUNDS, INC.

                       IF ANY CLIENT OR PROSPECTIVE CLIENT REQUESTS A COPY OF THE CODE OF ETHICS, A COPY WILL BE DISTRIBUTED TO THEM.

II 9.E SOME EQUITY SECURITIES CONSIDERED FOR INVESTMENT BY THE ADVISOR MAY ALSO BE APPROPRIATE FOR THE ADVISOR'S GENERAL ACCOUNT AS WELL AS FOR OTHER ACCOUNTS SERVED BY THE ADVISOR. IF A PURCHASE OR SALE OF EQUITY SECURITIES CONSISTENT WITH THE INVESTMENT POLICIES OF A PORTFOLIO AND ONE OR MORE OF THESE ACCOUNTS SERVED BY THE ADVISOR IS CONSIDERED AT OR ABOUT THE SAME TIME, IT IS THE POLICY OF THE ADVISOR TO AGGREGATE THE TRADES IN ORDER TO ASSIST WITH ITS OBLIGATIONS TO SEEK BEST EXECUTION FOR ITS CLIENTS.

                       IT IS ALSO THE POLICY OF THE ADVISOR NOT TO FAVOR ANY ONE ACCOUNT OR PORTFOLIO OVER ANOTHER IN THE EVENT THAT SECURITY TRADES ARE AGGREGATED. ANY PURCHASE OR SALE ORDERS EXECUTED CONTEMPORANEOUSLY ARE ALLOCATED AT THE AVERAGE PRICE AND AS NEARLY AS PRACTICABLE ON A PRO RATA BASIS IN PROPORTION TO THE AMOUNTS DESIRED TO BE PURCHASED OR SOLD BY EACH ACCOUNT OR PORTFOLIO. HOWEVER, ADDITIONAL FACTORS WILL ALSO BE TAKEN INTO CONSIDERATION WHEN DETERMINING PROPER SHARE ALLOCATION, SO THAT THE FINAL ALLOCATION MAY NOT BE BASED SOLELY ON A PRO RATA CALCULATION. THESE FACTORS INCLUDE BUT ARE NOT LIMITED TO, THE FOLLOWING:

                           1) PERCENTAGE OF THE TRADE EXECUTED

                           2) TOTAL NUMBER OF SHARES TRADED

                           3) CASH FLOW ISSUES FOR EACH PORTFOLIO

                           4) EQUITY ALLOCATION FOR EACH PORTFOLIO PRIOR TO
                              TRADE EXECUTION

                           5) TARGETED STOCK ALLOCATION FOR EACH PORTFOLIO PRIOR
                              TO TRADE EXECUTION

                       WHILE IT IS CONCEIVABLE THAT IN CERTAIN INSTANCES THESE PROCEDURES COULD ADVERSELY AFFECT THE PRICE OR NUMBER OF SHARES INVOLVED IN A PARTICULAR PORTFOLIO TRANSACTION,
                       IT IS BELIEVED THAT THESE PROCEDURES GENERALLY CONTRIBUTE TO BETTER OVERALL EXECUTION.

                       THE BOARD OF DIRECTORS OF ONEAMERICA FUNDS, INC. HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS. ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE
                       CHANGED WITHOUT A MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED PORTFOLIO, WITH THE EXCEPTION OF THE ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE SHAREHOLDER APPROVAL. THE APPLICANT HAS THE AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC
                       CLIENT CONSENT, THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |  Applicant:                               |  SEC File Number:    |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |  AMERICAN UNITED LIFE INSURANCE COMPANY   |  801 - 8074          |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 9.E (CONTINUED)     IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO
                       OBTAIN THE BEST EXECUTION FOR A PORTFOLIO, TAKING INTO
                       ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE
                       BROKERAGE COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER,
                       THE NATURE OF THE MARKET FOR THE SECURITY, THE TIMING OF
                       THE TRANSACTION, THE REPUTATION, EXPERIENCE AND
                       FINANCIAL STABILITY OF THE BROKER-DEALER INVOLVED, THE
                       QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE
                       OPERATIONAL FACILITIES OF THE FIRMS INVOLVED AND THE
                       FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN
                       EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY
                       HIGHER COMMISSION RATES THAN THE LOWEST AVAILABLE WHEN
                       THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT
                       OF THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES
                       PROVIDED BY THE BROKER-DEALER EFFECTING THE TRANSACTION.
                       THE ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER
                       THAN THE CLIENT ON WHOSE BEHALF THE RESEARCH WAS
                       ACTUALLY EARNED.

II 12.A (1) & (2)      THE BOARD OF DIRECTORS OF ONEAMERICA FUNDS, INC. HAS
                       ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.
                       ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN
                       INVESTMENT RESTRICTIONS. NEITHER THE INVESTMENT
                       OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE
                       CHANGED WITHOUT A MAJORITY VOTE OF THE SHAREHOLDERS OF
                       THE AFFECTIVE PORTFOLIO, WITH THE EXCEPTION OF THE
                       SOCIALLY RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE
                       SHAREHOLDER APPROVAL. THE APPLICANT HAS THE AUTHORITY
                       TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT,
                       THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD,
                       PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT
                       RESTRICTIONS ARE FOLLOWED.

II 12.A (3) & (4)      IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO
                       OBTAIN THE BEST EXECUTION FOR A PORTFOLIO, TAKING INTO
                       ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE
                       BROKERAGE COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER,
                       THE NATURE OF THE MARKET FOR THE SECURITY, THE TIMING OF
                       THE TRANSACTION, THE REPUTATION, EXPERIENCE AND
                       FINANCIAL STABILITY OF THE BROKER-DEALER INVOLVED, THE
                       QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE
                       OPERATIONAL FACILITIES OF THE FIRMS INVOLVED AND THE
                       FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN
                       EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY
                       HIGHER COMMISSION RATES THAN THE LOWEST AVAILABLE WHEN
                       THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT
                       OF THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES
                       PROVIDED BY THE BROKER-DEALER EFFECTING THE TRANSACTION.
                       THE ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER
                       THAN THE CLIENT ON WHOSE BEHALF THE RESEARCH WAS
                       ACTUALLY EARNED.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     (Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

  No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

  There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

  The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                         (NO WITHDRAWAL CHARGE CONTRACT)

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE
                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                                Dated: May 1, 2010

--------------------------------------------------------------------------------

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money. Variable annuities issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica(R) Securities, Inc. member FINRA, SIPC, a wholly-owned subsidiary of AUL.

[LOGO OF ONEAMERICA]
    ONEAMERICA(R)

American United Life Insurance Company(R) a ONEAMERICA(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

(C) 2010 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                                 3-14773  5/1/10


                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2010

             INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                        (No Withdrawal Charge Contract)

                     Individual Variable Annuity Contracts

                                   Offered By


                   American United Life Insurance Company(R)

                              One American Square

                          Indianapolis, Indiana 46282

                                 (317) 285-1877

                               www.oneamerica.com


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Individual Flexible Premium Deferred Variable Annuity (No Withdrawal Charge Contract), dated May 1, 2010.



A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

TABLE OF CONTENTS

Description     Page
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
  403(b) Programs
  408 and 408A Programs
  457 Programs
  Employee Benefit Plans
  Tax Penalty for All Annuity Contracts
  Withholding for Employee Benefit Plans and Tax-Deferred
   Annuities
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

GENERAL INFORMATION AND HISTORY

For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulatory Authority, ("FINRA").

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code.

AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three
(3) investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally is treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS
UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $16,500 for 2010. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $19,500 for all years.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $49,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner Contract Owner's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,000 per year and thereafter or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 15 percent of the Contract Owner's compensation, or (b) $49,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $16,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $49,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

Tax Penalty For All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding For Employee Benefit Plans and Tax-Differed Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2009 and 2008 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2009, December 31, 2008 and December 31, 2007, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

Financial Statements of the Registrant

The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2009 are included in this Statement of Additional Information.

A Message From
The Chairman, President and Chief Executive Officer of
American United Life Insurance Company


To Participants in AUL American Individual Variable Annuity Unit Trust

Investors were once again subjected to a tumultuous year during 2009 as prices and valuations for various asset classes gyrated wildly throughout the year. Investor sentiment shifted as the year progressed due to the realization that the financial system would survive the recent upheaval. Investors were also encouraged by government efforts to stimulate the U.S. economy and the improving prospects for a global economic recovery.

After experiencing one of the worst calendar year returns in 2008, the U.S. equity market staged an impressive rally during 2009. The S&P 500 ended the year with a 26.5 percent investment return, its best calendar year advance since 2003. However, this 12-month return masks the volatility that occurred during the year. During the first quarter, the equity market continued its downward spiral with the S&P 500 declining 25 percent on a principal basis until it reached its low on March 9. From this severe bear market low, the S&P 500 advanced 65 percent through the remainder of the year. Despite the impressive rally through year-end 2009, this broad market index was still trading 29 percent below its previous bull market high reached on October 9, 2007.

The rally in corporate bonds and other types of credit investments continued throughout 2009 as fixed income investors recaptured some of the significant losses experienced during the protracted credit crisis. The magnitude and duration of the outperformance has been unprecedented with several fixed income sectors logging record performance. Unprecedented low interest rates essentially forced portfolio managers to allocate capital to riskier assets given the low rates offered on short-term securities. We were in an environment where the more risk that was taken, the better the ultimate return.

As we move into 2010, the investment outlook remains favorable. However, last year's rally has resulted in elevated valuations from one year ago. Investors will be closely watching for continued verification of an economic recovery. They will also be monitoring corporate earnings and any indication that inflationary pressures are increasing, thereby eliciting a change in fiscal and monetary policy. As a result, meaningful outperformance is expected to be significantly more difficult to achieve during 2010.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.



                                /s/ Dayton H. Molendorp
                                Dayton H. Molendorp, CLU
                                Chairman, President & Chief Executive Officer of American United Life Insurance Company(R)
Indianapolis, Indiana
April 1, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Annuity Unit Trust and the
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Unit Trust (the "Trust") at December 31, 2009, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the underlying mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCooper LLP
Indianapolis, Indiana
April 12, 2010

               AUL American Individual Variable Annuity Unit Trust
                                   OneAmerica
              OneAmerica Asset Director Portfolio O Class-682444872

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   40,284,721  $ 44,812,900         2,528,859
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   40,284,721
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $   11,070,554       1,123,926  $         9.85
Band B                                29,214,167       3,824,406            7.64
                                  --------------  --------------
Total                             $   40,284,721       4,948,332
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      974,583
Mortality & expense charges                                             (356,464)
                                                                  --------------
Net investment income (loss)                                             618,119
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (2,967,701)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                  10,754,857
                                                                  --------------
Net gain (loss)                                                        7,787,156
                                                                  --------------
Increase (decrease) in net assets from operations                 $    8,405,275
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     618,119       $   1,126,849
Net realized gain (loss)                                       (2,967,701)            668,894
Realized gain distributions                                             -             923,964
Net change in unrealized appreciation (depreciation)           10,754,857         (18,251,053)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               8,405,275         (15,531,346)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        3,090,763           6,118,267
Cost of units redeemed                                        (10,104,155)        (16,018,377)
Account charges                                                  (355,501)           (495,007)
                                                            -------------       -------------
Increase (decrease)                                            (7,368,893)        (10,395,117)
                                                            -------------       -------------
Net increase (decrease)                                         1,036,382         (25,926,463)
Net assets, beginning                                          39,248,339          65,174,802
                                                            -------------       -------------
Net assets, ending                                           $ 40,284,721          39,248,339
                                                            =============       =============
Units sold                                                        542,487             743,105
Units redeemed                                                 (1,593,898)         (2,059,390)
                                                            -------------       -------------
Net increase (decrease)                                        (1,051,411)         (1,316,285)
Units outstanding, beginning                                    5,999,743           7,316,028
                                                            -------------       -------------
Units outstanding, ending                                       4,948,332           5,999,743
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   109,370,652
Cost of units redeemed                                               (81,328,384)
Account charges                                                       (3,616,836)
Net investment income (loss)                                           5,928,982
Net realized gain (loss)                                               4,430,805
Realized gain distributions                                           10,027,681
Net change in unrealized appreciation (depreciation)                  (4,528,179)
                                                                 ---------------
                                                                 $    40,284,721
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     9.85         1,124   $   11,071             N/A           26.2%
12/31/08         7.80         1,469       11,465             N/A          -25.4%
12/31/07        10.47         1,975       20,678             N/A            5.1%
12/31/06         9.96         2,248       22,395             N/A           10.6%
12/31/05         9.01         2,489       22,429             N/A            7.6%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     7.64         3,824   $   29,214           1.30%           24.6%
12/31/08         6.13         4,531       27,784           1.30%          -26.4%
12/31/07         8.33         5,341       44,497           1.30%            3.7%
12/31/06         8.03         5,436       43,662           1.30%            9.1%
12/31/05         7.36         5,330       39,226           1.30%            6.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09         2.5%
12/31/08         3.1%
12/31/07         2.5%
12/31/06         2.3%
12/31/05         1.8%

               AUL American Individual Variable Annuity Unit Trust
                                   OneAmerica
          OneAmerica Investment Grade Bond Portfolio O Class-682444880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   42,776,437  $   41,818,111       3,839,551
Receivables: investments sold                 18  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   42,776,455
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    6,572,360         735,582   $        8.93
Band B                                36,204,095       5,627,237            6.43
                                  --------------  --------------
 Total                            $   42,776,455       6,362,819
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                       $2,049,763
Mortality & expense charges                                             (472,723)
                                                                      ----------
Net investment income (loss)                                           1,577,040
                                                                      ----------
Gain (loss) on investments:
Net realized gain (loss)                                                (295,114)
Realized gain distributions                                              249,134
Net change in unrealized appreciation (depreciation)                   4,209,697
                                                                      ----------
Net gain (loss)                                                        4,163,717
                                                                      ----------
Increase (decrease) in net assets from operations                     $5,740,757
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $   1,577,040       $   1,918,596
Net realized gain (loss)                                         (295,114)           (249,301)
Realized gain distributions                                       249,134                   -
Net change in unrealized appreciation (depreciation)            4,209,697          (2,640,555)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               5,740,757            (971,260)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        7,447,992          14,698,637
Cost of units redeemed                                        (14,593,812)        (13,422,649)
Account charges                                                  (421,246)           (436,014)
                                                            -------------       -------------
Increase (decrease)                                            (7,567,066)            839,974
                                                            -------------       -------------
Net increase (decrease)                                        (1,826,309)           (131,286)
Net assets, beginning                                          44,602,764          44,734,050
                                                            -------------       -------------
Net assets, ending                                          $  42,776,455          44,602,764
                                                            =============       =============
Units sold                                                      1,320,175           2,664,170
Units redeemed                                                 (2,501,903)         (2,482,476)
                                                            -------------       -------------
Net increase (decrease)                                        (1,181,728)            181,694
Units outstanding, beginning                                    7,544,547           7,362,853
                                                            -------------       -------------
Units outstanding, ending                                       6,362,819           7,544,547
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 117,161,766
Cost of units redeemed                                               (82,561,551)
Account charges                                                       (2,519,696)
Net investment income (loss)                                           9,976,812
Net realized gain (loss)                                                (499,165)
Realized gain distributions                                              259,963
Net change in unrealized appreciation (depreciation)                     958,326
                                                                   -------------
                                                                   $  42,776,455
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     8.93           736   $    6,572             N/A           15.5%
12/31/08         7.74           968        7,486             N/A           -1.0%
12/31/07         7.81         1,095        8,555             N/A            6.4%
12/31/06         7.34         1,478       10,850             N/A            3.8%
12/31/05         7.07         1,748       12,360             N/A            2.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.43         5,627    $  36,204           1.30%           14.0%
12/31/08         5.64         6,577       37,116           1.30%           -2.2%
12/31/07         5.77         6,268       36,179           1.30%            5.0%
12/31/06         5.50         3,295       18,113           1.30%            2.6%
12/31/05         5.36         3,444       18,460           1.30%            0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09         4.7%
12/31/08         5.4%
12/31/07         5.7%
12/31/06         4.9%
12/31/05         3.9%

               AUL American Individual Variable Annuity Unit Trust
                                   OneAmerica
               OneAmerica Money Market Portfolio O Class-682444807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   34,844,276  $   34,844,276      34,844,277
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   34,844,276
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    9,989,507       7,456,531  $         1.34
Band B                                24,854,769      23,295,900            1.07
                                  --------------  --------------
 Total                            $   34,844,276      30,752,431
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       41,480
Mortality & expense charges                                             (359,385)
                                                                  --------------
Net investment income (loss)                                            (317,905)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (317,905)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $    (317,905)      $     380,032
Net realized gain (loss)                                                -                   -
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)                    -                   -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (317,905)            380,032
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                       51,433,811          94,922,841
Cost of units redeemed                                        (60,731,155)        (76,931,766)
Account charges                                                  (356,023)           (305,647)
                                                            -------------       -------------
Increase (decrease)                                            (9,653,367)         17,685,428
                                                            -------------       -------------
Net increase (decrease)                                        (9,971,272)         18,065,460
Net assets, beginning                                          44,815,548          26,750,088
                                                            -------------       -------------
Net assets, ending                                          $  34,844,276          44,815,548
                                                            =============       =============
Units sold                                                     49,524,229          89,064,180
Units redeemed                                                (57,908,093)        (73,672,579)
                                                            -------------       -------------
Net increase (decrease)                                        (8,383,864)         15,391,601
Units outstanding, beginning                                   39,136,295          23,744,694
                                                            -------------       -------------
Units outstanding, ending                                      30,752,431          39,136,295
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $ 3,564,498,312
Cost of units redeemed                                            (3,530,722,817)
Account charges                                                       (2,723,675)
Net investment income (loss)                                           3,792,456
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $    34,844,276
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.34         7,457   $    9,990             N/A            0.1%
12/31/08         1.34         9,880       13,223             N/A            2.2%
12/31/07         1.31         5,522        7,235             N/A            4.8%
12/31/06         1.25         3,998        4,999             N/A            4.2%
12/31/05         1.20         5,214        6,257             N/A            3.4%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.07        23,296   $   24,855           1.30%           -1.2%
12/31/08         1.08        29,257       31,592           1.30%            0.8%
12/31/07         1.07        18,223       19,515           1.30%            3.4%
12/31/06         1.04        24,782       25,658           1.30%            4.0%
12/31/05         1.00        11,160       11,160           1.30%            1.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09         0.1%
12/31/08         2.0%
12/31/07         5.1%
12/31/06         4.7%
12/31/05         2.7%

               AUL American Individual Variable Annuity Unit Trust
                                   OneAmerica
                  OneAmerica Value Portfolio O Class-682444708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   41,470,354  $   53,127,878       2,278,216
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   41,470,354
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    9,903,611       1,070,207  $         9.25
Band B                                31,566,743       4,149,662            7.61
                                  --------------  --------------
 Total                            $   41,470,354       5,219,869
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      635,283
Mortality & expense charges                                             (357,872)
                                                                  --------------
Net investment income (loss)                                             277,411
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (3,598,433)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                  12,770,894
                                                                  --------------
Net gain (loss)                                                        9,172,461
                                                                  --------------
Increase (decrease) in net assets from operations                 $    9,449,872
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     277,411       $     627,559
Net realized gain (loss)                                       (3,598,433)            313,116
Realized gain distributions                                             -           2,121,256
Net change in unrealized appreciation (depreciation)           12,770,894         (26,302,351)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               9,449,872         (23,240,420)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        3,776,807           8,588,498
Cost of units redeemed                                         (7,528,634)        (16,514,433)
Account charges                                                  (359,869)           (496,453)
                                                            -------------       -------------
Increase (decrease)                                            (4,111,696)         (8,422,388)
                                                            -------------       -------------
Net increase (decrease)                                         5,338,176         (31,662,808)
Net assets, beginning                                          36,132,178          67,794,986
                                                            -------------       -------------
Net assets, ending                                          $  41,470,354          36,132,178
                                                            =============       =============
Units sold                                                        656,684           1,125,138
Units redeemed                                                 (1,281,954)         (2,087,124)
                                                            -------------       -------------
Net increase (decrease)                                          (625,270)           (961,986)
Units outstanding, beginning                                    5,845,139           6,807,125
                                                            -------------       -------------
Units outstanding, ending                                       5,219,869           5,845,139
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                          $  111,184,720
Cost of units redeemed                                               (77,691,693)
Account charges                                                       (3,547,335)
Net investment income (loss)                                           2,563,028
Net realized gain (loss)                                               4,227,466
Realized gain distributions                                           16,391,692
Net change in unrealized appreciation (depreciation)                 (11,657,524)
                                                                  --------------
                                                                  $   41,470,354
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     9.25         1,070   $    9,904             N/A           30.3%
12/31/08         7.10         1,317        9,351             N/A          -36.7%
12/31/07        11.22         1,818       20,388             N/A            3.2%
12/31/06        10.87         2,062       22,417             N/A           13.5%
12/31/05         9.58         2,224       21,304             N/A            9.9%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $    7.61         4,150   $   31,567           1.30%           28.6%
12/31/08         5.91         4,528       26,781           1.30%          -37.8%
12/31/07         9.50         4,989       47,407           1.30%            2.2%
12/31/06         9.29         4,833       44,921           1.30%           12.1%
12/31/05         8.29         4,376       36,278           1.30%            8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09         1.6%
12/31/08         2.1%
12/31/07         1.6%
12/31/06         1.5%
12/31/05         1.2%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                      AIM V.I. Dynamics Series I-008892473

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      802,419    $      708,083            56,389
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $      802,419
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      338,114            59,829    $         5.65
Band B                                       464,305            61,027              7.61
                                      --------------    --------------
 Total                                $      802,419           120,856
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                              (23,270)
                                                                  --------------
Net investment income (loss)                                             (23,270)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (2,474,557)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   3,038,686
                                                                  --------------
Net gain (loss)                                                          564,129
                                                                  --------------
Increase (decrease) in net assets from operations                 $      540,859
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $    (23,270)   $    (71,195)
Net realized gain (loss)                                (2,474,557)       (346,517)
Realized gain distributions                                      -               -
Net change in unrealized appreciation (depreciation)     3,038,686      (3,069,616)
                                                      ------------    ------------
Increase (decrease) in net assets from operations          540,859      (3,487,328)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                   375,194       2,825,536
Cost of units redeemed                                  (3,765,877)     (4,021,968)
Account charges                                            (20,704)        (54,073)
                                                      ------------    ------------
Increase (decrease)                                     (3,411,387)     (1,250,505)
                                                      ------------    ------------
Net increase (decrease)                                 (2,870,528)     (4,737,833)
Net assets, beginning                                    3,672,947       8,410,780
                                                      ------------    ------------
Net assets, ending                                    $    802,419       3,672,947
                                                      ============    ============
Units sold                                                  81,471         381,037
Units redeemed                                            (667,195)       (509,257)
                                                      ------------    ------------
Net increase (decrease)                                   (585,724)       (128,220)
Units outstanding, beginning                               706,580         834,800
                                                      ------------    ------------
Units outstanding, ending                                  120,856         706,580
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 198,876,064
Cost of units redeemed                                              (195,775,972)
Account charges                                                         (189,358)
Net investment income (loss)                                            (156,797)
Net realized gain (loss)                                              (2,045,854)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      94,336
                                                                   -------------
                                                                   $     802,419
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.65            60   $      338             N/A           42.4%
12/31/08         3.97           104          413             N/A          -48.1%
12/31/07         7.64           138        1,056             N/A           12.2%
12/31/06         6.81           117          800             N/A           16.0%
12/31/05         5.87           154          904             N/A           10.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     7.61            61   $      464           1.30%           40.6%
12/31/08         5.41           602        3,260           1.30%          -48.8%
12/31/07        10.56           697        7,355           1.30%           10.7%
12/31/06         9.54            59          563           1.30%           14.6%
12/31/05         8.32            36          300           1.30%            9.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09        0.0%
12/31/08        0.0%
12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                 AIM V.I. Financial Services Series I-008892457

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      353,426    $      358,485            69,299
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $      353,426
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      105,862            35,372    $         2.99
Band B                                       247,564            77,676              3.19
                                      --------------    --------------
 Total                                $      353,426           113,048
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       11,765
Mortality & expense charges                                               (4,001)
                                                                  --------------
Net investment income (loss)                                               7,764
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (631,040)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     716,266
                                                                  --------------
Net gain (loss)                                                           85,226
                                                                  --------------
Increase (decrease) in net assets from operations                 $       92,990
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2009      12/31/2008
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                        $      7,764    $     14,868
Net realized gain (loss)                                (631,040)        (94,806)
Realized gain distributions                                    -          57,562
Net change in unrealized appreciation (depreciation)     716,266        (511,018)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         92,990        (533,394)
                                                    ------------    ------------
Contract owner transactions:
Proceeds from units sold                                 112,902         308,615
Cost of units redeemed                                  (274,440)       (118,261)
Account charges                                           (3,392)         (5,874)
                                                    ------------    ------------
Increase (decrease)                                     (164,930)        184,480
                                                    ------------    ------------
Net increase (decrease)                                  (71,940)       (348,914)
Net assets, beginning                                    425,366         774,280
                                                    ------------    ------------
Net assets, ending                                       353,426         425,366
                                                    ============    ============
Units sold                                                48,676          74,729
Units redeemed                                          (107,644)        (29,345)
                                                    ------------    ------------
Net increase (decrease)                                  (58,968)         45,384
Units outstanding, beginning                             172,016         126,632
                                                    ------------    ------------
Units outstanding, ending                                113,048         172,016
                                                    ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   2,138,540
Cost of units redeemed                                                (1,369,329)
Account charges                                                          (47,668)
Net investment income (loss)                                              53,237
Net realized gain (loss)                                                (541,740)
Realized gain distributions                                              125,445
Net change in unrealized appreciation (depreciation)                      (5,059)
                                                                   -------------
                                                                   $     353,426
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.99            35   $      106             N/A           27.4%
12/31/08         2.35            57          133             N/A          -59.4%
12/31/07         5.79            51          293             N/A          -22.2%
12/31/06         7.44            51          382             N/A           16.5%
12/31/05         6.39            62          394             N/A            5.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     3.19            78   $      248           1.30%           25.8%
12/31/08         2.53           115          292           1.30%          -60.0%
12/31/07         6.33            76          481           1.30%          -23.2%
12/31/06         8.24            69          569           1.30%           15.0%
12/31/05         7.17            56          401           1.30%            4.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09         3.0%
12/31/08         3.3%
12/31/07         1.9%
12/31/06         1.6%
12/31/05         1.3%

             AUL American Individual Variable Annuity Unit Trust
                                       AIM
                 AIM V.I. Global Health Care Series I-008892416

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      925,686  $      951,439          58,329
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      925,686
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      511,541          84,219  $         6.07
Band B                                   414,145          56,879            7.28
                                  --------------  --------------
 Total                            $      925,686         141,098
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        3,078
Mortality & expense charges                                               (6,500)
                                                                  --------------
Net investment income (loss)                                              (3,422)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (199,004)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     433,285
                                                                  --------------
Net gain (loss)                                                          234,281
                                                                  --------------
Increase (decrease) in net assets from operations                 $      230,859
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (3,422)      $      (6,847)
Net realized gain (loss)                                         (199,004)             27,225
Realized gain distributions                                             -             269,082
Net change in unrealized appreciation (depreciation)              433,285            (763,973)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 230,859            (474,513)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          135,512             326,349
Cost of units redeemed                                           (454,549)           (381,685)
Account charges                                                   (10,199)            (14,539)
                                                            -------------       -------------
Increase (decrease)                                              (329,236)            (69,875)
                                                            -------------       -------------
Net increase (decrease)                                           (98,377)           (544,388)
Net assets, beginning                                           1,024,063           1,568,451
                                                            -------------       -------------
Net assets, ending                                          $     925,686           1,024,063
                                                            =============       =============
Units sold                                                         23,105              46,819
Units redeemed                                                    (79,120)            (69,746)
                                                            -------------       -------------
Net increase (decrease)                                           (56,015)            (22,927)
Units outstanding, beginning                                      197,113             220,040
                                                            -------------       -------------
Units outstanding, ending                                         141,098             197,113
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                        $      2,856,320
Cost of units redeemed                                                (2,123,333)
Account charges                                                         (100,744)
Net investment income (loss)                                             (33,171)
Net realized gain (loss)                                                  83,285
Realized gain distributions                                              269,082
Net change in unrealized appreciation (depreciation)                     (25,753)
                                                                ----------------
                                                                $        925,686
                                                                ================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.07            84    $     512             N/A           27.7%
12/31/08         4.76           112          535             N/A          -28.6%
12/31/07         6.66           154        1,024             N/A           11.9%
12/31/06         5.96           168        1,001             N/A            5.3%
12/31/05         5.66           164          931             N/A            8.0%

                                     BAND B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     7.28            57     $    414           1.30%           26.0%
12/31/08         5.78            85          489           1.30%          -29.5%
12/31/07         8.20            66          544           1.30%           10.4%
12/31/06         7.43            81          601           1.30%            3.9%
12/31/05         7.15            71          511           1.30%            6.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09         0.3%
12/31/08         0.0%
12/31/07         0.0%
12/31/06         0.0%
12/31/05         0.0%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                   AIM V.I. High Yield Fund Series I-008892846

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   17,405,129  $   18,087,647       3,334,316
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   17,405,129
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      724,264         101,928  $         7.11
Band B                                16,680,865       2,527,195            6.60
                                  --------------  --------------
 Total                            $   17,405,129       2,629,123
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $    1,266,180
Mortality & expense charges                                             (184,512)
                                                                  --------------
Net investment income (loss)                                           1,081,668
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (916,074)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   5,948,133
                                                                  --------------
Net gain (loss)                                                        5,032,059
                                                                  --------------
Increase (decrease) in net assets from operations                 $    6,113,727
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $   1,081,668       $   1,378,845
Net realized gain (loss)                                         (916,074)           (200,127)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)            5,948,133          (5,551,691)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               6,113,727          (4,372,973)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        3,026,402           6,231,141
Cost of units redeemed                                         (3,933,748)         (3,500,540)
Account charges                                                  (145,088)           (135,046)
                                                            -------------       -------------
Increase (decrease)                                            (1,052,434)          2,595,555
                                                            -------------       -------------
Net increase (decrease)                                         5,061,293          (1,777,418)
Net assets, beginning                                          12,343,836          14,121,254
                                                            -------------       -------------
Net assets, ending                                          $  17,405,129          12,343,836
                                                            =============       =============
Units sold                                                        626,442           1,180,323
Units redeemed                                                   (809,962)           (727,482)
                                                            -------------       -------------
Net increase (decrease)                                          (183,520)            452,841
Units outstanding, beginning                                    2,812,643           2,359,802
                                                            -------------       -------------
Units outstanding, ending                                       2,629,123           2,812,643
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   29,089,990
Cost of units redeemed                                               (13,881,815)
Account charges                                                         (465,567)
Net investment income (loss)                                           4,395,437
Net realized gain (loss)                                              (1,050,398)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                    (682,518)
                                                                  --------------
                                                                  $   17,405,129
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     7.11           102    $     724             N/A           52.8%
12/31/08         4.65           124          579             N/A          -25.7%
12/31/07         6.26           138          865             N/A            1.2%
12/31/06         6.18           143          883             N/A           10.8%
12/31/05         5.58           103          575             N/A            2.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.60         2,527   $   16,681           1.30%           50.8%
12/31/08         4.38         2,688       11,765           1.30%          -26.7%
12/31/07         5.97         2,219       13,241           1.30%           -0.1%
12/31/06         5.97         1,502        8,968           1.30%            9.4%
12/31/05         5.46           118          645           1.30%            1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          8.5%
12/31/08         11.8%
12/31/07          8.5%
12/31/06         14.5%
12/31/05          9.2%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                  AIM V.I. Real Estate Fund Series I-008892523

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   21,963,291  $   26,827,277       1,809,167
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   21,963,291
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    1,111,539          98,170  $        11.32
Band B                                20,851,752       2,150,201            9.70
                                  --------------  --------------
 Total                            $   21,963,291       2,248,371
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $           -
Mortality & expense charges                                             (207,940)
                                                                  --------------
Net investment income (loss)                                            (207,940)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (3,055,094)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   8,342,094
                                                                  --------------
Net gain (loss)                                                        5,287,000
                                                                  --------------
Increase (decrease) in net assets from operations                 $    5,079,060
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $    (207,940)      $   1,161,448
Net realized gain (loss)                                       (3,055,094)           (808,800)
Realized gain distributions                                             -           2,009,715
Net change in unrealized appreciation (depreciation)            8,342,094         (12,044,794)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               5,079,060          (9,682,431)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        5,344,491          21,926,557
Cost of units redeemed                                         (2,964,256)         (3,458,725)
Account charges                                                  (162,781)           (109,986)
                                                            -------------       -------------
Increase (decrease)                                             2,217,454          18,357,846
                                                            -------------       -------------
Net increase (decrease)                                         7,296,514           8,675,415
Net assets, beginning                                          14,666,777           5,991,362
                                                            -------------       -------------
Net assets, ending                                          $  21,963,291          14,666,777
                                                            =============       =============
Units sold                                                        741,089           1,907,386
Units redeemed                                                   (437,436)           (382,723)
                                                            -------------       -------------
Net increase (decrease)                                           303,653           1,524,663
Units outstanding, beginning                                    1,944,718             420,055
                                                            -------------       -------------
Units outstanding, ending                                       2,248,371           1,944,718
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   37,916,891
Cost of units redeemed                                               (13,101,978)
Account charges                                                         (427,600)
Net investment income (loss)                                           1,367,714
Net realized gain (loss)                                              (2,146,330)
Realized gain distributions                                            3,218,580
Net change in unrealized appreciation (depreciation)                  (4,863,986)
                                                                  --------------
                                                                  $   21,963,291
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $    11.32            98    $   1,112             N/A           31.5%
12/31/08         8.61           123        1,063             N/A          -44.6%
12/31/07        15.55           132        2,056             N/A           -5.5%
12/31/06        16.46           167        2,754             N/A           42.5%
12/31/05        11.55           139        1,601             N/A           14.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $    9.70         2,150   $   20,852           1.30%           29.8%
12/31/08         7.47         1,821       13,604           1.30%          -45.4%
12/31/07        13.67           288        3,933           1.30%           -6.8%
12/31/06        14.66           267        3,919           1.30%           40.7%
12/31/05        10.42           127        1,322           1.30%           12.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.0%
12/31/08             12.6%
12/31/07              5.9%
12/31/06              1.3%
12/31/05              1.1%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                      AIM V.I. Utilities Series I-008892259

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    2,606,491    $    3,155,350           179,634
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $    2,606,491
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      790,807           110,280    $         7.17
Band B                                     1,815,684           199,293              9.11
                                      --------------    --------------
 Total                                $    2,606,491           309,573
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      114,625
Mortality & expense charges                                              (24,070)
                                                                  --------------
Net investment income (loss)                                              90,555
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (932,591)
Realized gain distributions                                               28,892
Net change in unrealized appreciation (depreciation)                   1,078,319
                                                                  --------------
Net gain (loss)                                                          174,620
                                                                  --------------
Increase (decrease) in net assets from operations                 $      265,175
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $     90,555    $     75,850
Net realized gain (loss)                                  (932,591)        120,238
Realized gain distributions                                 28,892         439,161
Net change in unrealized appreciation (depreciation)     1,078,319      (2,466,529)
                                                      ------------    ------------
Increase (decrease) in net assets from operations          265,175      (1,831,280)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                   426,157         995,352
Cost of units redeemed                                  (1,431,653)     (1,590,618)
Account charges                                            (23,288)        (40,127)
                                                      ------------    ------------
Increase (decrease)                                     (1,028,784)       (635,393)
                                                      ------------    ------------
Net increase (decrease)                                   (763,609)     (2,466,673)
Net assets, beginning                                    3,370,100       5,836,773
                                                      ------------    ------------
Net assets, ending                                    $  2,606,491       3,370,100
                                                      ============    ============
Units sold                                                  62,012         113,131
Units redeemed                                            (206,057)       (186,537)
                                                      ------------    ------------
Net increase (decrease)                                   (144,045)        (73,406)
Units outstanding, beginning                               453,618         527,024
                                                      ------------    ------------
Units outstanding, ending                                  309,573         453,618
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  10,181,237
Cost of units redeemed                                                (8,704,646)
Account charges                                                         (216,818)
Net investment income (loss)                                             466,963
Net realized gain (loss)                                                 591,462
Realized gain distributions                                              837,152
Net change in unrealized appreciation (depreciation)                    (548,859)
                                                                   -------------
                                                                   $   2,606,491
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     7.17           110    $     791             N/A           14.9%
12/31/08         6.24           152          950             N/A          -32.4%
12/31/07         9.22           179        1,652             N/A           20.6%
12/31/06         7.65           189        1,448             N/A           25.5%
12/31/05         6.09           238        1,452             N/A           16.7%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     9.11           199    $   1,816           1.30%           13.4%
12/31/08         8.03           301        2,420           1.30%          -33.2%
12/31/07        12.03           348        4,185           1.30%           19.1%
12/31/06        10.10           339        3,424           1.30%           23.8%
12/31/05         8.16           316        2,577           1.30%           15.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09        3.8%
12/31/08        2.6%
12/31/07        2.0%
12/31/06        3.4%
12/31/05        3.1%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                  AIM V.I. Core Equity Fund Series II-008892671

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $        4,613    $        4,564               186
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $        4,613
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $        1,054               169    $         6.24
Band B                                         3,559               576              6.18
                                      --------------    --------------
 Total                                $        4,613               745
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                  (39)
                                                                  --------------
Net investment income (loss)                                                 (39)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                     756
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                          49
                                                                  --------------
Net gain (loss)                                                              805
                                                                  --------------
Increase (decrease) in net assets from operations                 $          766
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            05/01/09 to 12/31/09
                                                            --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                (39)
Net realized gain (loss)                                                     756
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                          49
                                                            --------------------
Increase (decrease) in net assets from operations                            766
                                                            --------------------
Contract owner transactions:
Proceeds from units sold                                                  19,900
Cost of units redeemed                                                   (16,032)
Account charges                                                              (21)
                                                            --------------------
Increase (decrease)                                                        3,847
                                                            --------------------
Net increase (decrease)                                                    4,613
Net assets, beginning                                                          -
                                                            --------------------
Net assets, ending                                          $              4,613
                                                            ====================
Units sold                                                                 3,450
Units redeemed                                                            (2,705)
                                                            --------------------
Net increase (decrease)                                                      745
Units outstanding, beginning                                                   -
                                                            --------------------
Units outstanding, ending                                                    745
                                                            ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      19,900
Cost of units redeemed                                                   (16,032)
Account charges                                                              (21)
Net investment income (loss)                                                 (39)
Net realized gain (loss)                                                     756
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                          49
                                                                   -------------
                                                                   $       4,613
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets    Total Return
           ----------------------------------------------------------------------
12/31/09   $     6.24             0    $        1             N/A           24.7%
05/01/09         5.00             0             0             N/A            0.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets    Total Return
           ----------------------------------------------------------------------
12/31/09   $     6.18             1    $        4           1.30%           23.7%
05/01/09         5.00             0             0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09        0.0%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
             AIM V.I. International Growth Fund Series II-008892655

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   23,892,321    $   19,861,666           932,201
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $   23,892,321
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      526,632            79,045    $         6.66
Band B                                    23,365,689         3,537,630              6.60
                                      --------------    --------------
 Total                                $   23,892,321         3,616,675
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      288,043
Mortality & expense charges                                             (150,219)
                                                                  --------------
Net investment income (loss)                                             137,824
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  87,926
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   4,030,655
                                                                  --------------
Net gain (loss)                                                        4,118,581
                                                                  --------------
Increase (decrease) in net assets from operations                 $    4,256,405
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            05/01/09 to 12/31/09
                                                            --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            137,824
Net realized gain (loss)                                                  87,926
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   4,030,655
                                                            --------------------
Increase (decrease) in net assets from operations                      4,256,405
                                                            --------------------
Contract owner transactions:
Proceeds from units sold                                              21,226,284
Cost of units redeemed                                                (1,475,545)
Account charges                                                         (114,823)
                                                            --------------------
Increase (decrease)                                                   19,635,916
                                                            --------------------
Net increase (decrease)                                               23,892,321
Net assets, beginning                                                          -
                                                            --------------------
Net assets, ending                                          $         23,892,321
                                                            ====================
Units sold                                                             3,906,989
Units redeemed                                                          (290,314)
                                                            --------------------
Net increase (decrease)                                                3,616,675
Units outstanding, beginning                                                   -
                                                            --------------------
Units outstanding, ending                                              3,616,675
                                                            ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  21,226,284
Cost of units redeemed                                                (1,475,545)
Account charges                                                         (114,823)
Net investment income (loss)                                             137,824
Net realized gain (loss)                                                  87,926
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   4,030,655
                                                                   -------------
                                                                   $  23,892,321
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.66            79   $      527             N/A           33.2%
05/01/09         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.60         3,538   $   23,366           1.30%           32.1%
05/01/09         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.4%

               AUL American Individual Variable Annuity Unit Trust
                                      Alger
              Alger Large Cap Growth Portfolio I-2 Class-015544505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   10,780,968    $    8,876,522           277,860
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $   10,780,968
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $    6,022,615         1,238,990    $         4.86
Band B                                     4,758,353           651,076              7.31
                                      --------------    --------------
 Total                                $   10,780,968         1,890,066
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       61,968
Mortality & expense charges                                              (52,989)
                                                                  --------------
Net investment income (loss)                                               8,979
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (94,774)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   3,715,087
                                                                  --------------
Net gain (loss)                                                        3,620,313
                                                                  --------------
Increase (decrease) in net assets from operations                 $    3,629,292
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $      8,979    $    (48,564)
Net realized gain (loss)                                   (94,774)        648,134
Realized gain distributions                                      -               -
Net change in unrealized appreciation (depreciation)     3,715,087      (8,799,673)
                                                      ------------    ------------
Increase (decrease) in net assets from operations        3,629,292      (8,200,103)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                   559,961       1,109,671
Cost of units redeemed                                  (1,840,258)     (3,963,906)
Account charges                                           (109,936)       (163,529)
                                                      ------------    ------------
Increase (decrease)                                     (1,390,233)     (3,017,764)
                                                      ------------    ------------
Net increase (decrease)                                  2,239,059     (11,217,867)
Net assets, beginning                                    8,541,909      19,759,776
                                                      ------------    ------------
Net assets, ending                                    $ 10,780,968       8,541,909
                                                      ============    ============
Units sold                                                 125,583         186,368
Units redeemed                                            (441,575)       (725,077)
                                                      ------------    ------------
Net increase (decrease)                                   (315,992)       (538,709)
Units outstanding, beginning                             2,206,058       2,744,767
                                                      ------------    ------------
Units outstanding, ending                                1,890,066       2,206,058
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 262,291,722
Cost of units redeemed                                              (248,457,345)
Account charges                                                       (2,088,174)
Net investment income (loss)                                           2,840,895
Net realized gain (loss)                                              (5,710,576)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   1,904,446
                                                                   -------------
                                                                   $  10,780,968
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     4.86         1,239   $    6,023             N/A           47.6%
12/31/08         3.29         1,466        4,829             N/A          -46.2%
12/31/07         6.12         1,851       11,324             N/A           19.9%
12/31/06         5.10         2,348       11,974             N/A            5.2%
12/31/05         4.85         2,936       14,240             N/A           12.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     7.31           651   $    4,758           1.30%           45.7%
12/31/08         5.02           740        3,713           1.30%          -46.9%
12/31/07         9.44           894        8,435           1.30%           18.4%
12/31/06         7.97         1,042        8,306           1.30%            3.8%
12/31/05         7.68         1,174        9,016           1.30%           10.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.6%
12/31/08           0.2%
12/31/07           0.4%
12/31/06           0.1%
12/31/05           0.2%

               AUL American Individual Variable Annuity Unit Trust
                                      Alger
               Alger American Small Cap Growth I-2 Class-015544406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   17,836,409    $   20,442,979           697,279
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $   17,836,409
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $    2,111,575           504,508    $         4.19
Band B                                    15,724,834         1,624,548              9.68
                                      --------------    --------------
 Total                                $   17,836,409         2,129,056
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                             (164,745)
                                                                  --------------
Net investment income (loss)                                            (164,745)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (880,378)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   6,407,957
                                                                  --------------
Net gain (loss)                                                        5,527,579
                                                                  --------------
Increase (decrease) in net assets from operations                 $    5,362,834
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $   (164,745)   $   (269,154)
Net realized gain (loss)                                  (880,378)       (878,433)
Realized gain distributions                                      -         413,645
Net change in unrealized appreciation (depreciation)     6,407,957     (11,801,975)
                                                      ------------    ------------
Increase (decrease) in net assets from operations        5,362,834     (12,535,917)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                 3,022,303       8,659,043
Cost of units redeemed                                  (2,619,106)    (19,842,388)
Account charges                                           (141,834)       (214,997)
                                                      ------------    ------------
Increase (decrease)                                        261,363     (11,398,342)
                                                      ------------    ------------
Net increase (decrease)                                  5,624,197     (23,934,259)
Net assets, beginning                                   12,212,212      36,146,471
                                                      ------------    ------------
Net assets, ending                                    $ 17,836,409      12,212,212
                                                      ============    ============
Units sold                                                 462,043       1,022,412
Units redeemed                                            (475,517)     (2,190,132)
                                                      ------------    ------------
Net increase (decrease)                                    (13,474)     (1,167,720)
Units outstanding, beginning                             2,142,530       3,310,250
                                                      ------------    ------------
Units outstanding, ending                                2,129,056       2,142,530
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                        $  1,724,995,720
Cost of units redeemed                                            (1,704,307,314)
Account charges                                                         (975,079)
Net investment income (loss)                                            (777,255)
Net realized gain (loss)                                               1,093,262
Realized gain distributions                                              413,645
Net change in unrealized appreciation (depreciation)                  (2,606,570)
                                                                ----------------
                                                                $     17,836,409
                                                                ================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     4.19           505   $    2,112             N/A           45.5%
12/31/08         2.88           577        1,658             N/A          -46.6%
12/31/07         5.39           835        4,498             N/A           17.2%
12/31/06         4.59           764        3,512             N/A           19.8%
12/31/05         3.83           911        3,488             N/A           16.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     9.68         1,625   $   15,725           1.30%           43.6%
12/31/08         6.74         1,566       10,554           1.30%          -47.3%
12/31/07        12.79         2,475       31,648           1.30%           15.7%
12/31/06        11.05           230        2,543           1.30%           18.4%
12/31/05         9.33           681        6,358           1.30%           15.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                               Alliance Bernstein
          Alliance Bernstein VPS International Growth A Class-018792820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          100,045    $           84,653                    6,005
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          100,045
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           31,324                 8,453     $               3.71
Band B                                          68,721                18,953                     3.63
                                    ------------------    ------------------
 Total                              $          100,045                27,406
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,952
Mortality & expense charges                                                                      (453)
                                                                                 --------------------
Net investment income (loss)                                                                    1,499
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (337)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           17,996
                                                                                 --------------------
Net gain (loss)                                                                                17,659
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             19,158
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,499   $                 (7)
Net realized gain (loss)                                                  (337)                   (15)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    17,996                 (2,604)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       19,158                 (2,626)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                79,081                  9,288
Cost of units redeemed                                                  (4,372)                     -
Account charges                                                           (452)                   (32)
                                                             -----------------   --------------------
Increase (decrease)                                                     74,257                  9,256
                                                             -----------------   --------------------
Net increase (decrease)                                                 93,415                  6,630
Net assets, beginning                                                    6,630                      -
                                                             -----------------   --------------------
Net assets, ending                                           $         100,045                  6,630
                                                             =================   ====================
Units sold                                                              27,172                  2,517
Units redeemed                                                          (2,273)                   (10)
                                                             -----------------   --------------------
Net increase (decrease)                                                 24,899                  2,507
Units outstanding, beginning                                             2,507                      -
                                                             -----------------   --------------------
Units outstanding, ending                                               27,406                  2,507
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             88,369
Cost of units redeemed                                                                         (4,372)
Account charges                                                                                  (484)
Net investment income (loss)                                                                    1,492
Net realized gain (loss)                                                                         (352)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           15,392
                                                                                 --------------------
                                                                                 $            100,045
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.71            8     $       31            N/A          39.6%
12/31/08          2.65            1              4            N/A         -46.9%
05/01/08          5.00            0              0            N/A           0.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.63           19     $       69          1.30%          37.8%
12/31/08          2.63            1              3          1.30%         -47.4%
05/01/08          5.00            0              0          1.30%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              3.7%
12/31/08              0.0%

               AUL American Individual Variable Annuity Unit Trust
                               Alliance Bernstein
          Alliance Bernstein VPS International Value A Class-018792556

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        9,379,493    $       11,205,527                  638,060
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        9,379,493
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          197,313                60,405     $               3.27
Band B                                       9,182,180             2,872,840                     3.20
                                    ------------------    ------------------
 Total                              $        9,379,493             2,933,245
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            112,260
Mortality & expense charges                                                                  (145,223)
                                                                                 --------------------
Net investment income (loss)                                                                  (32,963)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (7,157,046)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                       10,260,026
                                                                                 --------------------
Net gain (loss)                                                                             3,102,980
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,070,017
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (32,963)  $           (131,007)
Net realized gain (loss)                                            (7,157,046)              (181,250)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                10,260,026            (12,086,060)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    3,070,017            (12,398,317)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             2,268,509             29,491,802
Cost of units redeemed                                             (10,746,068)            (2,096,656)
Account charges                                                       (113,353)               (96,441)
                                                             -----------------   --------------------
Increase (decrease)                                                 (8,590,912)            27,298,705
                                                             -----------------   --------------------
Net increase (decrease)                                             (5,520,895)            14,900,388
Net assets, beginning                                               14,900,388                      -
                                                             -----------------   --------------------
Net assets, ending                                           $       9,379,493             14,900,388
                                                             =================   ====================
Units sold                                                           1,108,594              7,026,553
Units redeemed                                                      (4,371,617)              (830,285)
                                                             -----------------   --------------------
Net increase (decrease)                                             (3,263,023)             6,196,268
Units outstanding, beginning                                         6,196,268                      -
                                                             -----------------   --------------------
Units outstanding, ending                                            2,933,245              6,196,268
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         31,760,311
Cost of units redeemed                                                                    (12,842,724)
Account charges                                                                              (209,794)
Net investment income (loss)                                                                 (163,970)
Net realized gain (loss)                                                                   (7,338,296)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                       (1,826,034)
                                                                                 --------------------
                                                                                 $          9,379,493
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.27           60     $      197            N/A          34.7%
12/31/08          2.43          147            357            N/A         -51.5%
05/01/08          5.00            0              0            N/A           0.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.20        2,873     $    9,182          1.30%          32.9%
12/31/08          2.40        6,049         14,544          1.30%         -51.9%
05/01/08          5.00            0              0          1.30%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.9%
12/31/08              0.0%

               AUL American Individual Variable Annuity Unit Trust
                               Alliance Bernstein
          Alliance Bernstein VPS Small/Mid Cap Value A Class-018792531

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       14,640,133    $       15,089,029                1,091,732
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       14,640,133
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          319,073                69,797     $               4.57
Band B                                      14,321,060             3,201,625                     4.47
                                    ------------------    ------------------
 Total                              $       14,640,133             3,271,422
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            117,523
Mortality & expense charges                                                                  (144,291)
                                                                                 --------------------
Net investment income (loss)                                                                  (26,768)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (403,910)
Realized gain distributions                                                                   458,627
Net change in unrealized appreciation (depreciation)                                        4,222,088
                                                                                 --------------------
Net gain (loss)                                                                             4,276,805
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          4,250,037
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (26,768)  $            (76,128)
Net realized gain (loss)                                              (403,910)               (99,454)
Realized gain distributions                                            458,627                      -
Net change in unrealized appreciation (depreciation)                 4,222,088             (4,670,984)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    4,250,037             (4,846,566)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             2,888,700             15,547,777
Cost of units redeemed                                              (1,820,457)            (1,211,052)
Account charges                                                       (111,887)               (56,419)
                                                             -----------------   --------------------
Increase (decrease)                                                    956,356             14,280,306
                                                             -----------------   --------------------
Net increase (decrease)                                              5,206,393              9,433,740
Net assets, beginning                                                9,433,740                      -
                                                             -----------------   --------------------
Net assets, ending                                           $      14,640,133              9,433,740
                                                             =================   ====================
Units sold                                                             904,872              3,376,862
Units redeemed                                                        (606,764)              (403,548)
                                                             -----------------   --------------------
Net increase (decrease)                                                298,108              2,973,314
Units outstanding, beginning                                         2,973,314                      -
                                                             -----------------   --------------------
Units outstanding, ending                                            3,271,422              2,973,314
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         18,436,477
Cost of units redeemed                                                                     (3,031,509)
Account charges                                                                              (168,306)
Net investment income (loss)                                                                 (102,896)
Net realized gain (loss)                                                                     (503,364)
Realized gain distributions                                                                   458,627
Net change in unrealized appreciation (depreciation)                                         (448,896)
                                                                                 --------------------
                                                                                 $         14,640,133
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.57           70     $      319            N/A          42.9%
12/31/08          3.20           72            231            N/A         -36.0%
05/01/08          5.00            0              0            N/A           0.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.47        3,202     $   14,321          1.30%          41.0%
12/31/08          3.17        2,901          9,202          1.30%         -36.6%
05/01/08          5.00            0              0          1.30%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              1.0%
12/31/08              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                American Century
              American Century VP Income & Growth I Class-024936601

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,289,230    $        4,102,934                  611,381
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,289,230
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        1,434,051               281,085     $               5.10
Band B                                       1,855,179               293,926                     6.31
                                    ------------------    ------------------
 Total                              $        3,289,230               575,011
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            158,409
Mortality & expense charges                                                                   (25,145)
                                                                                 --------------------
Net investment income (loss)                                                                  133,264
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (473,265)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          843,252
                                                                                 --------------------
Net gain (loss)                                                                               369,987
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            503,251
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         133,264     $          279,138
Net realized gain (loss)                                              (473,265)            (3,991,562)
Realized gain distributions                                                  -              2,536,512
Net change in unrealized appreciation (depreciation)                   843,252             (2,987,413)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      503,251             (4,163,325)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               152,727              3,906,342
Cost of units redeemed                                                (967,338)           (20,623,036)
Account charges                                                        (34,082)              (128,035)
                                                             -----------------     ------------------
Increase (decrease)                                                   (848,693)           (16,844,729)
                                                             -----------------     ------------------
Net increase (decrease)                                               (345,442)           (21,008,054)
Net assets, beginning                                                3,634,672             24,642,726
                                                             -----------------     ------------------
Net assets, ending                                           $       3,289,230              3,634,672
                                                             =================     ==================
Units sold                                                              42,163                625,353
Units redeemed                                                        (209,253)            (2,933,811)
                                                             -----------------     ------------------
Net increase (decrease)                                               (167,090)            (2,308,458)
Units outstanding, beginning                                           742,101              3,050,559
                                                             -----------------     ------------------
Units outstanding, ending                                              575,011                742,101
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       66,674,272
Cost of units redeemed                                                                    (68,355,756)
Account charges                                                                            (1,220,336)
Net investment income (loss)                                                                1,214,754
Net realized gain (loss)                                                                    3,253,488
Realized gain distributions                                                                 2,536,512
Net change in unrealized appreciation (depreciation)                                         (813,704)
                                                                                   ------------------
                                                                                   $        3,289,230
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.10          281     $    1,434            N/A          18.1%
12/31/08          4.32          350          1,513            N/A         -34.6%
12/31/07          6.60          527          3,479            N/A           0.1%
12/31/06          6.60          692          4,568            N/A          16.9%
12/31/05          5.64          781          4,407            N/A           4.6%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.31          294     $    1,855          1.30%          16.6%
12/31/08          5.41          392          2,121          1.30%         -35.4%
12/31/07          8.39        2,521         21,145          1.30%          -1.4%
12/31/06          8.50        4,640         39,452          1.30%          15.5%
12/31/05          7.36        2,811         20,687          1.30%           3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              4.6%
12/31/08              3.0%
12/31/07              2.5%
12/31/06              1.5%
12/31/05              2.0%

               AUL American Individual Variable Annuity Unit Trust
                                American Century
               American Century VP International I Class-024936205

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,067,074    $        9,375,094                1,043,606
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,067,074
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        1,525,554               237,545     $               6.42
Band B                                       6,541,520               811,611                     8.06
                                    ------------------    ------------------     --------------------
 Total                              $        8,067,074             1,049,156
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            277,497
Mortality & expense charges                                                                  (106,492)
                                                                                 --------------------
Net investment income (loss)                                                                  171,005
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (5,981,973)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        8,277,500
                                                                                 --------------------
Net gain (loss)                                                                             2,295,527
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,466,532
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         171,005     $          (17,527)
Net realized gain (loss)                                            (5,981,973)               771,603
Realized gain distributions                                                  -              4,845,982
Net change in unrealized appreciation (depreciation)                 8,277,500            (19,010,911)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,466,532            (13,410,853)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,412,949             13,389,605
Cost of units redeemed                                              (8,479,331)           (47,471,116)
Account charges                                                        (90,999)              (323,571)
                                                             -----------------     ------------------
Increase (decrease)                                                 (7,157,381)           (34,405,082)
                                                             -----------------     ------------------
Net increase (decrease)                                             (4,690,849)           (47,815,935)
Net assets, beginning                                               12,757,923             60,573,858
                                                             -----------------     ------------------
Net assets, ending                                           $       8,067,074             12,757,923
                                                             =================     ==================
Units sold                                                             279,097              1,617,052
Units redeemed                                                      (1,393,750)            (4,973,182)
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,114,653)            (3,356,130)
Units outstanding, beginning                                         2,163,809              5,519,939
                                                             -----------------     ------------------
Units outstanding, ending                                            1,049,156              2,163,809
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      144,533,544
Cost of units redeemed                                                                   (135,821,926)
Account charges                                                                            (1,120,515)
Net investment income (loss)                                                                   55,995
Net realized gain (loss)                                                                   (3,117,986)
Realized gain distributions                                                                 4,845,982
Net change in unrealized appreciation (depreciation)                                       (1,308,020)
                                                                                   ------------------
                                                                                   $        8,067,074
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.42          238     $    1,526            N/A          33.8%
12/31/08          4.80          346          1,660            N/A         -44.8%
12/31/07          8.70          517          4,495            N/A          18.1%
12/31/06          7.37          405          2,985            N/A          24.9%
12/31/05          5.90          411          2,426            N/A          13.5%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.06          812     $    6,542          1.30%          32.0%
12/31/08          6.10        1,818         11,098          1.30%         -45.5%
12/31/07         11.21        4,999         56,034          1.30%          16.5%
12/31/06          9.62        1,847         17,763          1.30%          23.5%
12/31/05          7.79        1,993         15,525          1.30%          11.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              2.7%
12/31/08              1.1%
12/31/07              0.4%
12/31/06              1.7%
12/31/05              1.0%

               AUL American Individual Variable Annuity Unit Trust
                                American Century
                   American Century VP Ultra I Class-024936882

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          173,415    $          164,988                   21,356
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          173,415
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           48,508                 9,507     $               5.10
Band B                                         124,907                26,015                     4.80
                                    ------------------    ------------------
 Total                              $          173,415                35,522
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                316
Mortality & expense charges                                                                    (1,313)
                                                                                 --------------------
Net investment income (loss)                                                                     (997)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (38,253)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           78,111
                                                                                 --------------------
Net gain (loss)                                                                                39,858
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             38,861
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (997)    $           (1,971)
Net realized gain (loss)                                               (38,253)               (19,152)
Realized gain distributions                                                  -                 33,868
Net change in unrealized appreciation (depreciation)                    78,111               (106,079)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       38,861                (93,334)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                65,106                 94,082
Cost of units redeemed                                                 (41,833)              (125,222)
Account charges                                                         (1,059)                (1,713)
                                                             -----------------     ------------------
Increase (decrease)                                                     22,214                (32,853)
                                                             -----------------     ------------------
Net increase (decrease)                                                 61,075               (126,187)
Net assets, beginning                                                  112,340                238,527
                                                             -----------------     ------------------
Net assets, ending                                           $         173,415                112,340
                                                             =================     ==================
Units sold                                                              16,395                 19,196
Units redeemed                                                         (11,674)               (26,220)
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,721                 (7,024)
Units outstanding, beginning                                            30,801                 37,825
                                                             -----------------     ------------------
Units outstanding, ending                                               35,522                 30,801
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          573,670
Cost of units redeemed                                                                       (380,268)
Account charges                                                                                (5,006)
Net investment income (loss)                                                                   (5,440)
Net realized gain (loss)                                                                      (51,836)
Realized gain distributions                                                                    33,868
Net change in unrealized appreciation (depreciation)                                            8,427
                                                                                   ------------------
                                                                                   $          173,415
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.10           10     $       49            N/A          34.5%
12/31/08          3.79            5             20            N/A         -41.5%
12/31/07          6.48            8             49            N/A          21.0%
12/31/06          5.36            5             29            N/A          -3.3%
12/31/05          5.54            2             11            N/A          10.8%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.80           26     $      125          1.30%          32.7%
12/31/08          3.62           26             92          1.30%         -42.2%
12/31/07          6.26           30            190          1.30%          19.4%
12/31/06          5.24           18             93          1.30%          -4.7%
12/31/05          5.50            0              2          1.30%          10.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.2%
12/31/08              0.0%
12/31/07              0.0%
12/31/06              0.0%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                American Century
                   American Century VP Vista I Class-024936874

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          713,222    $          894,921                   54,072
Receivables: investments sold                    2,786    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          716,008
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          173,267                31,332     $               5.53
Band B                                         542,741               104,296                     5.20
                                    ------------------    ------------------
 Total                              $          716,008               135,628
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (6,145)
                                                                                 --------------------
Net investment income (loss)                                                                   (6,145)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (137,291)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          264,705
                                                                                 --------------------
Net gain (loss)                                                                               127,414
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            121,269
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (6,145)    $           (9,759)
Net realized gain (loss)                                              (137,291)              (120,003)
Realized gain distributions                                                  -                 46,630
Net change in unrealized appreciation (depreciation)                   264,705               (531,849)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      121,269               (614,981)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               153,770                646,214
Cost of units redeemed                                                (150,446)              (624,510)
Account charges                                                         (4,278)                (6,809)
                                                             -----------------     ------------------
Increase (decrease)                                                       (954)                14,895
                                                             -----------------     ------------------
Net increase (decrease)                                                120,315               (600,086)
Net assets, beginning                                                  595,693              1,195,779
                                                             -----------------     ------------------
Net assets, ending                                           $         716,008                595,693
                                                             =================     ==================
Units sold                                                              34,517                 95,071
Units redeemed                                                         (35,781)               (97,910)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (1,264)                (2,839)
Units outstanding, beginning                                           136,892                139,731
                                                             -----------------     ------------------
Units outstanding, ending                                              135,628                136,892
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       28,399,421
Cost of units redeemed                                                                    (33,446,124)
Account charges                                                                              (213,108)
Net investment income (loss)                                                                 (296,277)
Net realized gain (loss)                                                                    6,407,048
Realized gain distributions                                                                    46,747
Net change in unrealized appreciation (depreciation)                                         (181,699)
                                                                                   ------------------
                                                                                   $          716,008
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.53           31     $      173            N/A          22.5%
12/31/08          4.52           30            137            N/A         -48.6%
12/31/07          8.79           32            283            N/A          39.8%
12/31/06          6.29          131            822            N/A           9.0%
12/31/05          5.77            3             17            N/A          15.4%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.20          104     $      543          1.30%          20.9%
12/31/08          4.30          106            458          1.30%         -49.3%
12/31/07          8.49          109            922          1.30%          38.0%
12/31/06          6.15        3,393         20,880          1.30%           7.6%
12/31/05          5.72            3             16          1.30%          14.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.0%
12/31/08              0.0%
12/31/07              0.0%
12/31/06              0.0%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                American Century
                American Century VP Mid Cap Value Fund-024936734

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           26,488    $           25,194                    2,183
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           26,488
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $            2,041                   310     $               6.58
Band B                                          24,447                 3,745                     6.53
                                    ------------------    ------------------
 Total                              $           26,488                 4,055
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                119
Mortality & expense charges                                                                       (73)
                                                                                 --------------------
Net investment income (loss)                                                                       46
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          285
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,294
                                                                                 --------------------
Net gain (loss)                                                                                 1,579
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,625
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                 46
Net realized gain (loss)                                                                          285
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,294
                                                                                 --------------------
Increase (decrease) in net assets from operations                                               1,625
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       33,139
Cost of units redeemed                                                                         (8,249)
Account charges                                                                                   (27)
                                                                                 --------------------
Increase (decrease)                                                                            24,863
                                                                                 --------------------
Net increase (decrease)                                                                        26,488
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             26,488
                                                                                 ====================
Units sold                                                                                      5,415
Units redeemed                                                                                 (1,360)
                                                                                 --------------------
Net increase (decrease)                                                                         4,055
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                       4,055
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             33,139
Cost of units redeemed                                                                         (8,249)
Account charges                                                                                   (27)
Net investment income (loss)                                                                       46
Net realized gain (loss)                                                                          285
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,294
                                                                                 --------------------
                                                                                 $             26,488
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.58            0     $        2            N/A          31.7%
05/01/09          5.00            0              0            N/A           0.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.53            4     $       24          1.30%          30.6%
05/01/09          5.00            0              0          1.30%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.9%

               AUL American Individual Variable Annuity Unit Trust
                                     Calvert
                 Calvert Social Mid-Cap Growth A Class-131647307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          894,517    $          899,412                   35,680
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          894,517
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          626,258               120,282     $               5.21
Band B                                         268,259                41,638                     6.44
                                    ------------------    ------------------
 Total                              $          894,517               161,920
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (3,282)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,282)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (25,840)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          239,265
                                                                                 --------------------
Net gain (loss)                                                                               213,425
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            210,143
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (3,282)    $           (5,612)
Net realized gain (loss)                                               (25,840)                15,299
Realized gain distributions                                                  -                  8,402
Net change in unrealized appreciation (depreciation)                   239,265               (587,855)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      210,143               (569,766)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                45,791                 62,337
Cost of units redeemed                                                (208,940)              (242,301)
Account charges                                                         (9,182)               (14,621)
                                                             -----------------     ------------------
Increase (decrease)                                                   (172,331)              (194,585)
                                                             -----------------     ------------------
Net increase (decrease)                                                 37,812               (764,351)
Net assets, beginning                                                  856,705              1,621,056
                                                             -----------------     ------------------
Net assets, ending                                           $         894,517                856,705
                                                             =================     ==================
Units sold                                                              12,854                 12,163
Units redeemed                                                         (53,859)               (49,463)
                                                             -----------------     ------------------
Net increase (decrease)                                                (41,005)               (37,300)
Units outstanding, beginning                                           202,925                240,225
                                                             -----------------     ------------------
Units outstanding, ending                                              161,920                202,925
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,396,568
Cost of units redeemed                                                                     (3,139,050)
Account charges                                                                              (161,350)
Net investment income (loss)                                                                  133,497
Net realized gain (loss)                                                                     (370,430)
Realized gain distributions                                                                    40,177
Net change in unrealized appreciation (depreciation)                                           (4,895)
                                                                                   ------------------
                                                                                   $          894,517
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.21          120     $      626            N/A          32.0%
12/31/08          3.94          147            578            N/A         -37.2%
12/31/07          6.28          174          1,091            N/A          10.2%
12/31/06          5.70          214          1,218            N/A           6.9%
12/31/05          5.33          268          1,426            N/A           0.4%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.44           42     $      268          1.30%          30.3%
12/31/08          4.94           56            279          1.30%         -38.0%
12/31/07          7.97           66            530          1.30%           8.7%
12/31/06          7.33           58            422          1.30%           5.5%
12/31/05          6.95           54            377          1.30%          -0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.0%
12/31/08              0.0%
12/31/07              0.0%
12/31/06              0.0%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Columbia
               Columbia Small-Cap Value Fund VS A Class-19765R303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       16,168,812    $       18,446,506                1,154,090
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       16,168,812
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          363,480                77,790     $               4.67
Band B                                      15,805,332             3,456,956                     4.57
                                    ------------------    ------------------
 Total                              $       16,168,812             3,534,746
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            164,070
Mortality & expense charges                                                                  (171,980)
                                                                                 --------------------
Net investment income (loss)                                                                   (7,910)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (664,237)
Realized gain distributions                                                                    26,176
Net change in unrealized appreciation (depreciation)                                        3,754,543
                                                                                 --------------------
Net gain (loss)                                                                             3,116,482
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,108,572
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (7,910)  $             12,499
Net realized gain (loss)                                              (664,237)              (155,279)
Realized gain distributions                                             26,176              1,893,335
Net change in unrealized appreciation (depreciation)                 3,754,543             (6,032,237)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    3,108,572             (4,281,682)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             2,581,716             18,789,382
Cost of units redeemed                                              (2,234,489)            (1,589,452)
Account charges                                                       (133,052)               (72,183)
                                                             -----------------   --------------------
Increase (decrease)                                                    214,175             17,127,747
                                                             -----------------   --------------------
Net increase (decrease)                                              3,322,747             12,846,065
Net assets, beginning                                               12,846,065                      -
                                                             -----------------   --------------------
Net assets, ending                                           $      16,168,812             12,846,065
                                                             =================   ====================
Units sold                                                             759,143              3,950,570
Units redeemed                                                        (694,809)              (480,158)
                                                             -----------------   --------------------
Net increase (decrease)                                                 64,334              3,470,412
Units outstanding, beginning                                         3,470,412                      -
                                                             -----------------   --------------------
Units outstanding, ending                                            3,534,746              3,470,412
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         21,371,098
Cost of units redeemed                                                                     (3,823,941)
Account charges                                                                              (205,235)
Net investment income (loss)                                                                    4,589
Net realized gain (loss)                                                                     (819,516)
Realized gain distributions                                                                 1,919,511
Net change in unrealized appreciation (depreciation)                                       (2,277,694)
                                                                                 --------------------
                                                                                 $         16,168,812
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.67           78     $      363            N/A          25.2%
12/31/08          3.73           91            339            N/A         -25.3%
05/01/08          5.00            0              0            N/A           0.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.57        3,457     $   15,805          1.30%          23.5%
12/31/08          3.70        3,380         12,507          1.30%         -26.0%
05/01/08          5.00            0              0          1.30%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              1.1%
12/31/08              1.7%

               AUL American Individual Variable Annuity Unit Trust
                                    Columbia
              Columbia Federal Securities Fund VS A Class-19765R683

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          287,554    $          301,285                   28,612
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          287,554
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           14,445                 2,673     $               5.40
Band B                                         273,109                51,647                     5.29
                                    ------------------    ------------------
 Total                              $          287,554                54,320
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             26,105
Mortality & expense charges                                                                    (4,074)
                                                                                 --------------------
Net investment income (loss)                                                                   22,031
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (13,674)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (14,138)
                                                                                 --------------------
Net gain (loss)                                                                               (27,812)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             (5,781)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          22,031    $              (261)
Net realized gain (loss)                                               (13,674)                    61
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   (14,138)                   407
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       (5,781)                   207
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                21,118                818,737
Cost of units redeemed                                                (543,336)                  (914)
Account charges                                                         (2,456)                   (21)
                                                             -----------------   --------------------
Increase (decrease)                                                   (524,674)               817,802
                                                             -----------------   --------------------
Net increase (decrease)                                               (530,455)               818,009
Net assets, beginning                                                  818,009                      -
                                                             -----------------   --------------------
Net assets, ending                                           $         287,554                818,009
                                                             =================   ====================
Units sold                                                               3,997                155,618
Units redeemed                                                        (105,118)                  (177)
                                                             -----------------   --------------------
Net increase (decrease)                                               (101,121)               155,441
Units outstanding, beginning                                           155,441                      -
                                                             -----------------   --------------------
Units outstanding, ending                                               54,320                155,441
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            839,855
Cost of units redeemed                                                                       (544,250)
Account charges                                                                                (2,477)
Net investment income (loss)                                                                   21,770
Net realized gain (loss)                                                                      (13,613)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (13,731)
                                                                                 --------------------
                                                                                 $            287,554
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.40            3     $       14            N/A           1.9%
12/31/08          5.30           18             95            N/A           6.1%
05/01/08          5.00            0              0            N/A           0.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.29           52     $      273          1.30%           0.6%
12/31/08          5.26          137            723          1.30%           5.1%
05/01/08          5.00            0              0          1.30%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              4.7%
12/31/08              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Dreyfus
        Dreyfus Variable Investment Appreciation Service Class-261976831

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          234,382    $          273,954                    7,509
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          234,382
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           62,881                10,888     $               5.78
Band B                                         171,501                31,937                     5.37
                                    ------------------    ------------------
 Total                              $          234,382                42,825
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              4,614
Mortality & expense charges                                                                    (1,862)
                                                                                 --------------------
Net investment income (loss)                                                                    2,752
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (15,573)
Realized gain distributions                                                                    15,197
Net change in unrealized appreciation (depreciation)                                           35,079
                                                                                 --------------------
Net gain (loss)                                                                                34,703
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             37,455
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,752   $              2,193
Net realized gain (loss)                                               (15,573)               (12,328)
Realized gain distributions                                             15,197                 22,440
Net change in unrealized appreciation (depreciation)                    35,079               (122,993)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       37,455               (110,688)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                27,292                 28,796
Cost of units redeemed                                                 (28,369)              (107,652)
Account charges                                                         (1,373)                (1,844)
                                                             -----------------   --------------------
Increase (decrease)                                                     (2,450)               (80,700)
                                                             -----------------   --------------------
Net increase (decrease)                                                 35,005               (191,388)
Net assets, beginning                                                  199,377                390,765
                                                             -----------------   --------------------
Net assets, ending                                           $         234,382                199,377
                                                             =================   ====================
Units sold                                                               5,369                  4,683
Units redeemed                                                          (6,690)               (20,721)
                                                             -----------------   --------------------
Net increase (decrease)                                                 (1,321)               (16,038)
Units outstanding, beginning                                            44,146                 60,184
                                                             -----------------   --------------------
Units outstanding, ending                                               42,825                 44,146
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            542,248
Cost of units redeemed                                                                       (285,960)
Account charges                                                                                (7,292)
Net investment income (loss)                                                                    5,428
Net realized gain (loss)                                                                      (18,107)
Realized gain distributions                                                                    37,637
Net change in unrealized appreciation (depreciation)                                          (39,572)
                                                                                 --------------------
                                                                                 $            234,382
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.78           11     $       63            N/A          22.2%
12/31/08          4.72           11             50            N/A         -29.7%
12/31/07          6.72           15            101            N/A           6.9%
12/31/06          6.29           11             71            N/A          16.1%
12/31/05          5.42            3             18            N/A           4.2%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.37           32     $      172          1.30%          20.7%
12/31/08          4.45           34            150          1.30%         -30.6%
12/31/07          6.42           45            290          1.30%           5.5%
12/31/06          6.08           47            286          1.30%          14.8%
12/31/05          5.30           20            106          1.30%           2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              2.1%
12/31/08              1.8%
12/31/07              1.2%
12/31/06              0.6%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Dreyfus
     Dreyfus Investment Portfolio Technology Growth Service Class-26202A710

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          403,583    $          327,244                   41,266
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          403,583
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          166,634                28,460     $               5.86
Band B                                         236,949                43,581                     5.44
                                    ------------------    ------------------
 Total                              $          403,583                72,041
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                445
Mortality & expense charges                                                                    (2,274)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,829)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,338)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          137,903
                                                                                 --------------------
Net gain (loss)                                                                               134,565
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            132,736
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,829)    $           (1,933)
Net realized gain (loss)                                                (3,338)               (29,945)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   137,903                (83,322)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      132,736               (115,200)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               145,763                157,865
Cost of units redeemed                                                 (70,371)               (97,532)
Account charges                                                         (2,233)                (1,453)
                                                             -----------------     ------------------
Increase (decrease)                                                     73,159                 58,880
                                                             -----------------     ------------------
Net increase (decrease)                                                205,895                (56,320)
Net assets, beginning                                                  197,688                254,008
                                                             -----------------     ------------------
Net assets, ending                                           $         403,583                197,688
                                                             =================     ==================
Units sold                                                              33,176                 42,424
Units redeemed                                                         (16,237)               (28,781)
                                                             -----------------     ------------------
Net increase (decrease)                                                 16,939                 13,643
Units outstanding, beginning                                            55,102                 41,459
                                                             -----------------     ------------------
Units outstanding, ending                                               72,041                 55,102
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          614,047
Cost of units redeemed                                                                       (251,221)
Account charges                                                                                (5,932)
Net investment income (loss)                                                                   (6,479)
Net realized gain (loss)                                                                      (23,171)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           76,339
                                                                                   ------------------
                                                                                   $          403,583
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.86           28     $      167            N/A          57.1%
12/31/08          3.73           20             75            N/A         -41.2%
12/31/07          6.34           11             71            N/A          14.4%
12/31/06          5.54            5             30            N/A           4.0%
12/31/05          5.33            2             11            N/A           3.5%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.44           44     $      237          1.30%          55.0%
12/31/08          3.51           35            122          1.30%         -42.0%
12/31/07          6.05           30            183          1.30%          13.0%
12/31/06          5.35           14             78          1.30%           2.7%
12/31/05          5.21            9             49          1.30%           2.2%

Investment income ratio - The following represents the ratio of gross income(ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.1%
12/31/08              0.0%
12/31/07              0.0%
12/31/06              0.0%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Dreyfus
       Dreyfus IP Small Cap Stock Index Portfolio Service Class-26202A686

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            3,810    $            3,681                      390
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            3,810
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $            3,810                   593     $               6.42
Band B                                               -                     -                     6.37
                                    ------------------    ------------------     --------------------
 Total                              $            3,810                   593
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              129
                                                                                 --------------------
Net gain (loss)                                                                                   129
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                129
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              129
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                 129
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                        3,685
Cost of units redeemed                                                                              -
Account charges                                                                                    (4)
                                                                                 --------------------
Increase (decrease)                                                                             3,681
                                                                                 --------------------
Net increase (decrease)                                                                         3,810
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $              3,810
                                                                                 ====================
Units sold                                                                                        593
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                           593
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                         593
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $              3,685
Cost of units redeemed                                                                              -
Account charges                                                                                    (4)
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              129
                                                                                 --------------------
                                                                                 $              3,810
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.42            1     $        4            N/A          28.5%
05/01/09          5.00            0              0            N/A           0.0%

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.37            0     $        0            1.30%        27.3%
05/01/09          5.00            0              0            1.30%         0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
            Fidelity Asset Manager Portfolio Initial Class-922175203

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,848,025    $        6,321,743                  449,848
Receivables: investments sold                       84    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,848,109
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        3,344,372               500,161     $               6.69
Band B                                       2,503,737               371,358                     6.74
                                    ------------------    ------------------
 Total                              $        5,848,109               871,519
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            128,386
Mortality & expense charges                                                                   (29,824)
                                                                                 --------------------
Net investment income (loss)                                                                   98,562
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (237,551)
Realized gain distributions                                                                     8,945
Net change in unrealized appreciation (depreciation)                                        1,505,224
                                                                                 --------------------
Net gain (loss)                                                                             1,276,618
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,375,180
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          98,562     $          159,507
Net realized gain (loss)                                              (237,551)              (113,185)
Realized gain distributions                                              8,945                847,169
Net change in unrealized appreciation (depreciation)                 1,505,224             (3,538,336)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,375,180             (2,644,845)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               312,096              1,519,123
Cost of units redeemed                                              (1,454,735)            (2,618,906)
Account charges                                                        (65,412)               (94,670)
                                                             -----------------     ------------------
Increase (decrease)                                                 (1,208,051)            (1,194,453)
                                                             -----------------     ------------------
Net increase (decrease)                                                167,129             (3,839,298)
Net assets, beginning                                                5,680,980              9,520,278
                                                             -----------------     ------------------
Net assets, ending                                           $       5,848,109              5,680,980
                                                             =================     ==================
Units sold                                                              56,540                245,275
Units redeemed                                                        (272,890)              (452,366)
                                                             -----------------     ------------------
Net increase (decrease)                                               (216,350)              (207,091)
Units outstanding, beginning                                         1,087,869              1,294,960
                                                             -----------------     ------------------
Units outstanding, ending                                              871,519              1,087,869
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       25,308,262
Cost of units redeemed                                                                    (20,672,268)
Account charges                                                                            (1,136,708)
Net investment income (loss)                                                                2,895,549
Net realized gain (loss)                                                                   (1,218,549)
Realized gain distributions                                                                 1,145,541
Net change in unrealized appreciation (depreciation)                                         (473,718)
                                                                                   ------------------
                                                                                   $        5,848,109
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.69          500     $    3,344            N/A          29.1%
12/31/08          5.18          665          3,446            N/A         -28.7%
12/31/07          7.27          853          6,200            N/A          15.5%
12/31/06          6.29        1,094          6,879            N/A           7.3%
12/31/05          5.86        1,335          7,823            N/A           4.1%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.74          371     $    2,504          1.30%          27.4%
12/31/08          5.29          422          2,235          1.30%         -29.6%
12/31/07          7.52          442          3,321          1.30%          14.0%
12/31/06          6.60          504          3,322          1.30%           5.9%
12/31/05          6.23          732          4,558          1.30%           2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              2.2%
12/31/08              2.6%
12/31/07              6.0%
12/31/06              2.9%
12/31/05              2.9%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                 Fidelity VIP Index 500 Initial Class-922175302

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       52,488,047    $       60,123,150                  438,789
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,133)
                                    ------------------
Net assets                          $       52,486,914
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        8,974,505             1,803,860     $               4.98
Band B                                      43,512,409             6,570,984                     6.62
                                    ------------------    ------------------
 Total                              $       52,486,914             8,374,844
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $          1,184,499
Mortality & expense charges                                                                  (503,494)
                                                                                 --------------------
Net investment income (loss)                                                                  681,005
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (2,221,596)
Realized gain distributions                                                                 1,070,341
Net change in unrealized appreciation (depreciation)                                       11,285,928
                                                                                 --------------------
Net gain (loss)                                                                            10,134,673
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $         10,815,678
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         681,005     $          755,038
Net realized gain (loss)                                            (2,221,596)             1,181,223
Realized gain distributions                                          1,070,341                653,641
Net change in unrealized appreciation (depreciation)                11,285,928            (30,522,206)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                   10,815,678            (27,932,304)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             7,423,895             18,594,126
Cost of units redeemed                                             (11,988,687)           (16,101,934)
Account charges                                                       (468,315)              (596,678)
                                                             -----------------     ------------------
Increase (decrease)                                                 (5,033,107)             1,895,514
                                                             -----------------     ------------------
Net increase (decrease)                                              5,782,571            (26,036,790)
Net assets, beginning                                               46,704,343             72,741,133
                                                             -----------------     ------------------
Net assets, ending                                           $      52,486,914             46,704,343
                                                             =================     ==================
Units sold                                                           1,595,928              2,859,113
Units redeemed                                                      (2,571,245)            (2,757,929)
                                                             -----------------     ------------------
Net increase (decrease)                                               (975,317)               101,184
Units outstanding, beginning                                         9,350,161              9,248,977
                                                             -----------------     ------------------
Units outstanding, ending                                            8,374,844              9,350,161
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 145,150,743
Cost of units redeemed                                                                    (87,185,907)
Account charges                                                                            (3,900,199)
Net investment income (loss)                                                                4,800,847
Net realized gain (loss)                                                                     (467,449)
Realized gain distributions                                                                 1,723,982
Net change in unrealized appreciation (depreciation)                                       (7,635,103)
                                                                                        -------------
                                                                                        $  52,486,914
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.98        1,804     $    8,975            N/A          26.6%
12/31/08          3.93        2,074          8,151            N/A         -37.0%
12/31/07          6.24        2,657         16,572            N/A           5.4%
12/31/06          5.92        3,133         18,536            N/A          15.8%
12/31/05          5.11        3,825         19,545            N/A           4.7%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.62        6,571     $   43,512          1.30%          25.0%
12/31/08          5.30        7,276         38,554          1.30%         -37.8%
12/31/07          8.52        6,592         56,169          1.30%           4.1%
12/31/06          8.19        5,415         44,332          1.30%          14.2%
12/31/05          7.17        4,191         30,049          1.30%           3.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              2.4%
12/31/08              2.3%
12/31/07              3.7%
12/31/06              1.5%
12/31/05              1.8%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
               Fidelity VIP Equity Income Initial Class-922174305

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,972,961    $        7,397,169                  414,810
Receivables: investments sold                    3,925    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,976,886
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        2,973,761               517,963     $               5.74
Band B                                       4,003,125               625,388                     6.40
                                    ------------------    ------------------
 Total                              $        6,976,886             1,143,351
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            169,023
Mortality & expense charges                                                                  (168,644)
                                                                                 --------------------
Net investment income (loss)                                                                      379
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  (19,483,278)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                       22,105,299
                                                                                 --------------------
Net gain (loss)                                                                             2,622,021
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,622,400
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             379     $          641,359
Net realized gain (loss)                                           (19,483,278)            (1,359,549)
Realized gain distributions                                                  -                 34,283
Net change in unrealized appreciation (depreciation)                22,105,299            (19,868,178)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,622,400            (20,552,085)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,477,007             18,794,656
Cost of units redeemed                                             (26,250,421)           (10,164,236)
Account charges                                                       (160,300)              (342,224)
                                                             -----------------     ------------------
Increase (decrease)                                                (23,933,714)             8,288,196
                                                             -----------------     ------------------
Net increase (decrease)                                            (21,311,314)           (12,263,889)
Net assets, beginning                                               28,288,200             40,552,089
                                                             -----------------     ------------------
Net assets, ending                                           $       6,976,886             28,288,200
                                                             =================     ==================
Units sold                                                             629,498              2,705,791
Units redeemed                                                      (5,253,117)            (1,674,338)
                                                             -----------------     ------------------
Net increase (decrease)                                             (4,623,619)             1,031,453
Units outstanding, beginning                                         5,766,970              4,735,517
                                                             -----------------     ------------------
Units outstanding, ending                                            1,143,351              5,766,970
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  89,611,292
Cost of units redeemed                                                                    (73,865,097)
Account charges                                                                            (1,903,904)
Net investment income (loss)                                                                2,369,844
Net realized gain (loss)                                                                  (17,296,265)
Realized gain distributions                                                                 8,485,224
Net change in unrealized appreciation (depreciation)                                         (424,208)
                                                                                        -------------
                                                                                        $   6,976,886
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.74          518     $    2,974            N/A          30.2%
12/31/08          4.41          759          3,344            N/A         -42.7%
12/31/07          7.69        1,004          7,719            N/A           1.5%
12/31/06          7.57        1,219          9,230            N/A          20.2%
12/31/05          6.30        1,163          7,329            N/A           5.9%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.40          625     $    4,003          1.30%          28.5%
12/31/08          4.98        5,008         24,944          1.30%         -43.4%
12/31/07          8.80        3,732         32,833          1.30%           0.2%
12/31/06          8.78        3,691         32,404          1.30%          18.6%
12/31/05          7.40        2,631         19,469          1.30%           4.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              1.0%
12/31/08              3.0%
12/31/07              1.9%
12/31/06              3.3%
12/31/05              1.8%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                   Fidelity VIP Growth Initial Class-922174404

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,614,862    $        6,695,109                  220,201
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,614,862
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        3,706,726               858,000     $               4.32
Band B                                       2,908,136               476,834                     6.10
                                    ------------------    ------------------
 Total                              $        6,614,862             1,334,834
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             25,979
Mortality & expense charges                                                                   (32,731)
                                                                                 --------------------
Net investment income (loss)                                                                   (6,752)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (112,352)
Realized gain distributions                                                                     5,120
Net change in unrealized appreciation (depreciation)                                        1,567,289
                                                                                 --------------------
Net gain (loss)                                                                             1,460,057
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,453,305
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (6,752)    $           23,513
Net realized gain (loss)                                              (112,352)               332,178
Realized gain distributions                                              5,120                      -
Net change in unrealized appreciation (depreciation)                 1,567,289             (6,193,730)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,453,305             (5,838,039)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               769,727              1,214,224
Cost of units redeemed                                              (1,473,861)            (2,733,293)
Account charges                                                        (67,893)              (110,290)
                                                             -----------------     ------------------
Increase (decrease)                                                   (772,027)            (1,629,359)
                                                             -----------------     ------------------
Net increase (decrease)                                                681,278             (7,467,398)
Net assets, beginning                                                5,933,584             13,400,982
                                                             -----------------     ------------------
Net assets, ending                                           $       6,614,862              5,933,584
                                                             =================     ==================
Units sold                                                             200,607                208,227
Units redeemed                                                        (403,887)              (517,949)
                                                             -----------------     ------------------
Net increase (decrease)                                               (203,280)              (309,722)
Units outstanding, beginning                                         1,538,114              1,847,836
                                                             -----------------     ------------------
Units outstanding, ending                                            1,334,834              1,538,114
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  42,020,060
Cost of units redeemed                                                                    (31,509,689)
Account charges                                                                            (1,342,444)
Net investment income (loss)                                                                1,138,012
Net realized gain (loss)                                                                   (3,626,906)
Realized gain distributions                                                                    16,076
Net change in unrealized appreciation (depreciation)                                          (80,247)
                                                                                        -------------
                                                                                        $   6,614,862
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.32          858     $    3,707            N/A          28.3%
12/31/08          3.37        1,018          3,427            N/A         -47.2%
12/31/07          6.37        1,281          8,164            N/A          27.0%
12/31/06          5.02        1,565          7,856            N/A           6.8%
12/31/05          4.70        1,865          8,766            N/A           5.9%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.10          477     $    2,908          1.30%          26.6%
12/31/08          4.82          520          2,506          1.30%         -47.9%
12/31/07          9.24          567          5,237          1.30%          25.3%
12/31/06          7.37          728          5,367          1.30%           5.4%
12/31/05          6.99          763          5,335          1.30%           4.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.4%
12/31/08              0.8%
12/31/07              0.8%
12/31/06              0.4%
12/31/05              0.5%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                Fidelity VIP High Income Initial Class-922174206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,531,754    $        5,237,047                1,045,700
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,531,754
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        2,742,777               447,071     $               6.13
Band B                                       2,788,977               345,424                     8.07
                                    ------------------    ------------------
 Total                              $        5,531,754               792,495
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            403,224
Mortality & expense charges                                                                   (31,052)
                                                                                 --------------------
Net investment income (loss)                                                                  372,172
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (652,747)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,008,355
                                                                                 --------------------
Net gain (loss)                                                                             1,355,608
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,727,780
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         372,172     $          350,576
Net realized gain (loss)                                              (652,747)              (310,720)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,008,355             (1,283,657)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,727,780             (1,243,801)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,380,114              2,006,259
Cost of units redeemed                                              (1,709,533)            (2,792,776)
Account charges                                                        (47,170)               (49,508)
                                                             -----------------     ------------------
Increase (decrease)                                                   (376,589)              (836,025)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,351,191             (2,079,826)
Net assets, beginning                                                4,180,563              6,260,389
                                                             -----------------     ------------------
Net assets, ending                                           $       5,531,754              4,180,563
                                                             =================     ==================
Units sold                                                             265,036                404,144
Units redeemed                                                        (335,312)              (466,681)
                                                             -----------------     ------------------
Net increase (decrease)                                                (70,276)               (62,537)
Units outstanding, beginning                                           862,771                925,308
                                                             -----------------     ------------------
Units outstanding, ending                                              792,495                862,771
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       31,407,379
Cost of units redeemed                                                                    (27,918,166)
Account charges                                                                              (505,690)
Net investment income (loss)                                                                3,825,042
Net realized gain (loss)                                                                   (1,571,518)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          294,707
                                                                                   ------------------
                                                                                   $        5,531,754
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.13          447     $    2,743            N/A          44.0%
12/31/08          4.26          508          2,165            N/A         -25.0%
12/31/07          5.68          422          2,395            N/A           2.8%
12/31/06          5.53          476          2,629            N/A          11.2%
12/31/05          4.97          550          2,734            N/A           2.7%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.07          345     $    2,789          1.30%          42.1%
12/31/08          5.68          355          2,015          1.30%         -26.0%
12/31/07          7.67          504          3,865          1.30%           1.5%
12/31/06          7.56          541          4,095          1.30%           9.8%
12/31/05          6.89        1,180          8,133          1.30%           1.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              8.3%
12/31/08              7.4%
12/31/07              8.1%
12/31/06              5.8%
12/31/05             14.8%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
               Fidelity VIP II Contrafund Initial Class-922175500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       24,520,687    $       32,473,317                1,189,170
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (396)
                                    ------------------
Net assets                          $       24,520,291
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        8,854,977             1,162,503     $               7.62
Band B                                      15,665,314             1,930,167                     8.12
                                    ------------------    ------------------
 Total                              $       24,520,291             3,092,670
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            297,913
Mortality & expense charges                                                                  (175,293)
                                                                                 --------------------
Net investment income (loss)                                                                  122,620
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,523,134)
Realized gain distributions                                                                     5,920
Net change in unrealized appreciation (depreciation)                                        7,779,535
                                                                                 --------------------
Net gain (loss)                                                                             6,262,321
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          6,384,941
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         122,620     $           30,177
Net realized gain (loss)                                            (1,523,134)               431,819
Realized gain distributions                                              5,920                993,094
Net change in unrealized appreciation (depreciation)                 7,779,535            (18,462,586)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    6,384,941            (17,007,496)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,515,161              3,193,767
Cost of units redeemed                                              (4,741,469)            (9,016,449)
Account charges                                                       (210,274)              (310,731)
                                                             -----------------     ------------------
Increase (decrease)                                                 (2,436,582)            (6,133,413)
                                                             -----------------     ------------------
Net increase (decrease)                                              3,948,359            (23,140,909)
Net assets, beginning                                               20,571,932             43,712,841
                                                             -----------------     ------------------
Net assets, ending                                           $      24,520,291             20,571,932
                                                             =================     ==================
Units sold                                                             427,359                398,111
Units redeemed                                                        (826,726)            (1,140,717)
                                                             -----------------     ------------------
Net increase (decrease)                                               (399,367)              (742,606)
Units outstanding, beginning                                         3,492,037              4,234,643
                                                             -----------------     ------------------
Units outstanding, ending                                            3,092,670              3,492,037
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       65,389,355
Cost of units redeemed                                                                    (50,133,832)
Account charges                                                                            (2,534,645)
Net investment income (loss)                                                                  746,556
Net realized gain (loss)                                                                    4,160,680
Realized gain distributions                                                                14,844,807
Net change in unrealized appreciation (depreciation)                                       (7,952,630)
                                                                                   ------------------
                                                                                   $       24,520,291
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     7.62        1,163     $    8,855            N/A          35.7%
12/31/08          5.61        1,313          7,367            N/A         -42.5%
12/31/07          9.76        1,645         16,058            N/A          17.6%
12/31/06          8.30        1,923         15,970            N/A          11.7%
12/31/05          7.43        2,176         16,168            N/A          16.8%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.12        1,930     $   15,665          1.30%          34.0%
12/31/08          6.06        2,179         13,205          1.30%         -43.3%
12/31/07         10.68        2,590         27,655          1.30%          16.1%
12/31/06          9.20        2,785         25,623          1.30%          10.3%
12/31/05          8.34        2,725         22,730          1.30%          15.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              1.3%
12/31/08              0.9%
12/31/07              0.9%
12/31/06              1.3%
12/31/05              0.3%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                  Fidelity VIP Overseas Initial Class-922174503

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,600,263    $        5,748,574                  372,110
Receivables: investments sold                    1,216    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,601,479
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        1,851,564               286,963     $               6.45
Band B                                       3,749,915               430,012                     8.72
                                    ------------------    ------------------
 Total                              $        5,601,479               716,975
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            109,370
Mortality & expense charges                                                                  (133,826)
                                                                                 --------------------
Net investment income (loss)                                                                  (24,456)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  (14,836,274)
Realized gain distributions                                                                    39,541
Net change in unrealized appreciation (depreciation)                                       16,520,723
                                                                                 --------------------
Net gain (loss)                                                                             1,723,990
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,699,534
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (24,456)    $          457,829
Net realized gain (loss)                                           (14,836,274)              (248,822)
Realized gain distributions                                             39,541              4,075,184
Net change in unrealized appreciation (depreciation)                16,520,723            (21,803,318)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,699,534            (17,519,127)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,264,981             12,260,606
Cost of units redeemed                                             (19,714,508)           (14,146,610)
Account charges                                                       (113,008)              (286,935)
                                                             -----------------     ------------------
Increase (decrease)                                                (17,562,535)            (2,172,939)
                                                             -----------------     ------------------
Net increase (decrease)                                            (15,863,001)           (19,692,066)
Net assets, beginning                                               21,464,480             41,156,546
                                                             -----------------     ------------------
Net assets, ending                                           $       5,601,479             21,464,480
                                                             =================     ==================
Units sold                                                             409,044              1,315,549
Units redeemed                                                      (2,880,145)            (1,542,185)
                                                             -----------------     ------------------
Net increase (decrease)                                             (2,471,101)              (226,636)
Units outstanding, beginning                                         3,188,076              3,414,712
                                                             -----------------     ------------------
Units outstanding, ending                                              716,975              3,188,076
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 331,438,809
Cost of units redeemed                                                                   (327,596,050)
Account charges                                                                            (1,381,387)
Net investment income (loss)                                                                1,192,813
Net realized gain (loss)                                                                   (5,350,928)
Realized gain distributions                                                                 7,446,533
Net change in unrealized appreciation (depreciation)                                         (148,311)
                                                                                        -------------
                                                                                        $   5,601,479
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.45          287     $    1,852            N/A          26.5%
12/31/08          5.10          422          2,154            N/A         -43.8%
12/31/07          9.07          520          4,721            N/A          17.3%
12/31/06          7.74          572          4,426            N/A          18.1%
12/31/05          6.55          418          2,738            N/A          19.1%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.72          430     $    3,750          1.30%          24.9%
12/31/08          6.98        2,766         19,310          1.30%         -44.5%
12/31/07         12.59        2,895         36,436          1.30%          15.8%
12/31/06         10.87        3,584         38,963          1.30%          16.5%
12/31/05          9.33        2,347         21,893          1.30%          17.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.8%
12/31/08              2.7%
12/31/07              3.4%
12/31/06              0.7%
12/31/05              0.6%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
            Fidelity VIP Mid Cap Portfolio Service Class 2-922176805

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       14,380,136    $       11,858,053                  572,913
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       14,380,136
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          298,416                45,920     $               6.50
Band B                                      14,081,720             2,185,760                     6.44
                                    ------------------    ------------------
 Total                              $       14,380,136             2,231,680
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             49,478
Mortality & expense charges                                                                   (91,314)
                                                                                 --------------------
Net investment income (loss)                                                                  (41,836)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       64,870
Realized gain distributions                                                                    65,403
Net change in unrealized appreciation (depreciation)                                        2,522,083
                                                                                 --------------------
Net gain (loss)                                                                             2,652,356
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,610,520
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $            (41,836)
Net realized gain (loss)                                                                       64,870
Realized gain distributions                                                                    65,403
Net change in unrealized appreciation (depreciation)                                        2,522,083
                                                                                 --------------------
Increase (decrease) in net assets from operations                                           2,610,520
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                   12,720,259
Cost of units redeemed                                                                       (881,009)
Account charges                                                                               (69,634)
                                                                                 --------------------
Increase (decrease)                                                                        11,769,616
                                                                                 --------------------
Net increase (decrease)                                                                    14,380,136
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $         14,380,136
                                                                                 ====================
Units sold                                                                                  2,408,979
Units redeemed                                                                               (177,299)
                                                                                 --------------------
Net increase (decrease)                                                                     2,231,680
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                   2,231,680
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  12,720,259
Cost of units redeemed                                                                       (881,009)
Account charges                                                                               (69,634)
Net investment income (loss)                                                                  (41,836)
Net realized gain (loss)                                                                       64,870
Realized gain distributions                                                                    65,403
Net change in unrealized appreciation (depreciation)                                        2,522,083
                                                                                        -------------
                                                                                        $  14,380,136
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.50           46     $      298            N/A          30.0%
05/01/09          5.00            0              0            N/A           0.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.44        2,186     $   14,082          1.30%          28.8%
05/01/09          5.00            0              0          1.30%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              0.7%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2005 Portfolio Initial Class-922174651

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          141,818    $          139,545                   15,184
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          141,818
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           12,874                 2,165     $               5.95
Band B                                         128,944                23,026                     5.60
                                    ------------------    ------------------
 Total                              $          141,818                25,191
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              5,132
Mortality & expense charges                                                                    (1,519)
                                                                                 --------------------
Net investment income (loss)                                                                    3,613
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (25,906)
Realized gain distributions                                                                     4,591
Net change in unrealized appreciation (depreciation)                                           41,592
                                                                                 --------------------
Net gain (loss)                                                                                20,277
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             23,890
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,613     $            2,446
Net realized gain (loss)                                               (25,906)               (13,376)
Realized gain distributions                                              4,591                  6,742
Net change in unrealized appreciation (depreciation)                    41,592                (38,485)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       23,890                (42,673)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                55,321                 42,313
Cost of units redeemed                                                 (46,860)               (99,208)
Account charges                                                           (308)                  (629)
                                                             -----------------     ------------------
Increase (decrease)                                                      8,153                (57,524)
                                                             -----------------     ------------------
Net increase (decrease)                                                 32,043               (100,197)
Net assets, beginning                                                  109,775                209,972
                                                             -----------------     ------------------
Net assets, ending                                           $         141,818                109,775
                                                             =================     ==================
Units sold                                                              12,474                  7,276
Units redeemed                                                         (10,982)               (17,676)
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,492                (10,400)
Units outstanding, beginning                                            23,699                 34,099
                                                             -----------------     ------------------
Units outstanding, ending                                               25,191                 23,699
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     397,921
Cost of units redeemed                                                                       (263,593)
Account charges                                                                                (2,207)
Net investment income (loss)                                                                   13,588
Net realized gain (loss)                                                                      (27,323)
Realized gain distributions                                                                    21,159
Net change in unrealized appreciation (depreciation)                                            2,273
                                                                                        -------------
                                                                                        $     141,818
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.95            2     $       13            N/A          23.0%
12/31/08          4.83            2             11            N/A         -23.8%
12/31/07          6.35            4             24            N/A           8.7%
12/31/06          5.84            5             28            N/A           9.6%
12/31/05          5.33            0              0            N/A           6.6%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.60           23     $      129          1.30%          21.4%
12/31/08          4.61           22             99          1.30%         -24.8%
12/31/07          6.13           30            186          1.30%           7.2%
12/31/06          5.72           33            188          1.30%           8.7%
12/31/05          5.26           18             94          1.30%           5.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              4.1%
12/31/08              2.7%
12/31/07              2.7%
12/31/06              3.7%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2010 Portfolio Initial Class-922174628

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          315,327    $          293,324                   32,275
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          315,327
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           86,443                14,538     $               5.95
Band B                                         228,884                40,875                     5.60
                                    ------------------    ------------------
 Total                              $          315,327                55,413
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             11,475
Mortality & expense charges                                                                    (6,169)
                                                                                 --------------------
Net investment income (loss)                                                                    5,306
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (87,325)
Realized gain distributions                                                                     4,924
Net change in unrealized appreciation (depreciation)                                          193,458
                                                                                 --------------------
Net gain (loss)                                                                               111,057
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            116,363
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           5,306     $           15,166
Net realized gain (loss)                                               (87,325)               (15,389)
Realized gain distributions                                              4,924                 28,688
Net change in unrealized appreciation (depreciation)                   193,458               (174,364)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      116,363               (145,899)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                40,959                750,076
Cost of units redeemed                                                (444,354)               (91,240)
Account charges                                                         (2,527)                (2,727)
                                                             -----------------     ------------------
Increase (decrease)                                                   (405,922)               656,109
                                                             -----------------     ------------------
Net increase (decrease)                                               (289,559)               510,210
Net assets, beginning                                                  604,886                 94,676
                                                             -----------------     ------------------
Net assets, ending                                           $         315,327                604,886
                                                             =================     ==================
Units sold                                                               9,401                135,359
Units redeemed                                                         (85,724)               (18,741)
                                                             -----------------     ------------------
Net increase (decrease)                                                (76,323)               116,618
Units outstanding, beginning                                           131,736                 15,118
                                                             -----------------     ------------------
Units outstanding, ending                                               55,413                131,736
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     879,263
Cost of units redeemed                                                                       (535,681)
Account charges                                                                                (5,928)
Net investment income (loss)                                                                   22,489
Net realized gain (loss)                                                                     (102,585)
Realized gain distributions                                                                    35,766
Net change in unrealized appreciation (depreciation)                                           22,003
                                                                                        -------------
                                                                                        $     315,327
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.95           15     $       86            N/A          24.3%
12/31/08          4.78           16             77            N/A         -25.1%
12/31/07          6.38            7             42            N/A           8.7%
12/31/06          5.87            0              2            N/A           9.8%
12/31/05          5.35            0              0            N/A           7.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.60           41     $      229          1.30%          22.7%
12/31/08          4.56          116            528          1.30%         -26.0%
12/31/07          6.17            9             53          1.30%           7.3%
12/31/06          5.75            6             33          1.30%           8.5%
12/31/05          5.30            0              0          1.30%           6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              2.5%
12/31/08              6.1%
12/31/07              3.5%
12/31/06              3.4%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2015 Portfolio Initial Class-922174586

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          455,348    $          437,834                   46,559
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          455,348
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           83,718                13,907     $               6.02
Band B                                         371,630                65,553                     5.67
                                    ------------------    ------------------
 Total                              $          455,348                79,460
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             14,624
Mortality & expense charges                                                                    (2,573)
                                                                                 --------------------
Net investment income (loss)                                                                   12,051
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (27,840)
Realized gain distributions                                                                     3,814
Net change in unrealized appreciation (depreciation)                                           74,397
                                                                                 --------------------
Net gain (loss)                                                                                50,371
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             62,422
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          12,051     $            3,719
Net realized gain (loss)                                               (27,840)                (4,462)
Realized gain distributions                                              3,814                  8,186
Net change in unrealized appreciation (depreciation)                    74,397                (62,225)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       62,422                (54,782)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               296,068                 90,242
Cost of units redeemed                                                 (47,460)               (19,328)
Account charges                                                         (1,571)                (1,195)
                                                             -----------------     ------------------
Increase (decrease)                                                    247,037                 69,719
                                                             -----------------     ------------------
Net increase (decrease)                                                309,459                 14,937
Net assets, beginning                                                  145,889                130,952
                                                             -----------------     ------------------
Net assets, ending                                           $         455,348                145,889
                                                             =================     ==================
Units sold                                                              59,366                 15,061
Units redeemed                                                         (11,106)                (4,085)
                                                             -----------------     ------------------
Net increase (decrease)                                                 48,260                 10,976
Units outstanding, beginning                                            31,200                 20,224
                                                             -----------------     ------------------
Units outstanding, ending                                               79,460                 31,200
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     554,960
Cost of units redeemed                                                                       (119,644)
Account charges                                                                                (4,121)
Net investment income (loss)                                                                   19,524
Net realized gain (loss)                                                                      (29,270)
Realized gain distributions                                                                    16,385
Net change in unrealized appreciation (depreciation)                                           17,514
                                                                                        -------------
                                                                                        $     455,348
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.02           14     $       84            N/A          25.3%
12/31/08          4.80           13             62            N/A         -27.0%
12/31/07          6.58           10             67            N/A           9.3%
12/31/06          6.02            9             54            N/A          11.7%
12/31/05          5.39            1              7            N/A           7.8%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.67           66     $      372          1.30%          23.7%
12/31/08          4.58           18             84          1.30%         -28.0%
12/31/07          6.36           10             64          1.30%           7.9%
12/31/06          5.90            8             46          1.30%          10.2%
12/31/05          5.35            6             34          1.30%           7.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              4.9%
12/31/08              3.6%
12/31/07              3.1%
12/31/06              1.6%
12/31/05              1.4%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2020 Portfolio Initial Class-922174552

-------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          571,579    $          558,474                   60,039
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          571,579
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           66,682                11,356     $               5.87
Band B                                         504,897                91,304                     5.53
                                    ------------------    ------------------
 Total                              $          571,579               102,660
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             16,977
Mortality & expense charges                                                                    (5,955)
                                                                                 --------------------
Net investment income (loss)                                                                   11,022
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (116,690)
Realized gain distributions                                                                     6,115
Net change in unrealized appreciation (depreciation)                                          225,827
                                                                                 --------------------
Net gain (loss)                                                                               115,252
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            126,274
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          11,022     $            6,652
Net realized gain (loss)                                              (116,690)              (169,437)
Realized gain distributions                                              6,115                 29,663
Net change in unrealized appreciation (depreciation)                   225,827               (166,538)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      126,274               (299,660)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               374,146                334,167
Cost of units redeemed                                                (357,570)              (626,883)
Account charges                                                         (1,719)                (1,778)
                                                             -----------------     ------------------
Increase (decrease)                                                     14,857               (294,494)
                                                             -----------------     ------------------
Net increase (decrease)                                                141,131               (594,154)
Net assets, beginning                                                  430,448              1,024,602
                                                             -----------------     ------------------
Net assets, ending                                           $         571,579                430,448
                                                             =================     ==================
Units sold                                                              72,365                 58,141
Units redeemed                                                         (68,282)              (116,178)
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,083                (58,037)
Units outstanding, beginning                                            98,577                156,614
                                                             -----------------     ------------------
Units outstanding, ending                                              102,660                 98,577
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,799,379
Cost of units redeemed                                                                     (1,050,722)
Account charges                                                                                (5,206)
Net investment income (loss)                                                                   36,474
Net realized gain (loss)                                                                     (281,204)
Realized gain distributions                                                                    59,753
Net change in unrealized appreciation (depreciation)                                           13,105
                                                                                        -------------
                                                                                        $     571,579
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.87           11     $       67            N/A          29.0%
12/31/08          4.55           11             49            N/A         -32.6%
12/31/07          6.76            9             60            N/A          10.2%
12/31/06          6.13            5             30            N/A          12.0%
12/31/05          5.47            0              0            N/A           9.4%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.53           91     $      505          1.30%          27.3%
12/31/08          4.34           88            381          1.30%         -33.5%
12/31/07          6.53          148            965          1.30%           8.8%
12/31/06          6.00           11             66          1.30%          11.1%
12/31/05          5.40           11             59          1.30%           8.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              3.4%
12/31/08              2.0%
12/31/07              3.8%
12/31/06              1.8%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2025 Portfolio Initial Class-922174529

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          594,078    $      640,217                       63,879
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          594,078
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           54,552                 9,297     $               5.87
Band B                                         539,526                97,636                     5.53
                                    ------------------    ------------------
 Total                              $          594,078               106,933
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             17,448
Mortality & expense charges                                                                    (4,847)
                                                                                 --------------------
Net investment income (loss)                                                                   12,601
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (15,971)
Realized gain distributions                                                                     5,857
Net change in unrealized appreciation (depreciation)                                          109,512
                                                                                 --------------------
Net gain (loss)                                                                                99,398
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            111,999
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          12,601     $            5,897
Net realized gain (loss)                                               (15,971)                (2,388)
Realized gain distributions                                              5,857                 21,519
Net change in unrealized appreciation (depreciation)                   109,512               (176,218)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      111,999               (151,190)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               219,532                131,732
Cost of units redeemed                                                 (32,258)               (20,386)
Account charges                                                         (2,149)                (1,761)
                                                             -----------------     ------------------
Increase (decrease)                                                    185,125                109,585
                                                             -----------------     ------------------
Net increase (decrease)                                                297,124                (41,605)
Net assets, beginning                                                  296,954                338,559
                                                             -----------------     ------------------
Net assets, ending                                          $          594,078                296,954
                                                             =================     ==================
Units sold                                                              45,549                 21,588
Units redeemed                                                          (7,205)                (3,891)
                                                             -----------------     ------------------
Net increase (decrease)                                                 38,344                 17,697
Units outstanding, beginning                                            68,589                 50,892
                                                             -----------------     ------------------
Units outstanding, ending                                              106,933                 68,589
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     711,572
Cost of units redeemed                                                                       (118,359)
Account charges                                                                                (4,836)
Net investment income (loss)                                                                   24,004
Net realized gain (loss)                                                                      (14,818)
Realized gain distributions                                                                    42,654
Net change in unrealized appreciation (depreciation)                                          (46,139)
                                                                                        -------------
                                                                                        $     594,078
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.87            9     $       55            N/A          30.1%
12/31/08          4.51            8             37            N/A         -34.2%
12/31/07          6.85            6             43            N/A          10.5%
12/31/06          6.20            6             38            N/A          12.6%
12/31/05          5.51            0              0            N/A          10.2%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.53           98     $      540          1.30%          28.4%
12/31/08          4.30           60            260          1.30%         -35.0%
12/31/07          6.62           45            295          1.30%           9.1%
12/31/06          6.07           40            242          1.30%          11.6%
12/31/05          5.44            7             36          1.30%           8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09              3.9%
12/31/08              3.2%
12/31/07              2.2%
12/31/06              2.9%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2030 Portfolio Initial Class-922174487

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      356,235    $      390,878            39,450
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $      356,235
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      140,196            24,536    $         5.71
Band B                                       216,039            40,149              5.38
                                      --------------    --------------
 Total                                $      356,235            64,685
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        7,081
Mortality & expense charges                                               (1,562)
                                                                  --------------
Net investment income (loss)                                               5,519
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (38,516)
Realized gain distributions                                                3,358
Net change in unrealized appreciation (depreciation)                     101,613
                                                                  --------------
Net gain (loss)                                                           66,455
                                                                  --------------
Increase (decrease) in net assets from operations                 $       71,974
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $      5,519    $      5,411
Net realized gain (loss)                                   (38,516)         (6,432)
Realized gain distributions                                  3,358          20,412
Net change in unrealized appreciation (depreciation)       101,613        (146,038)
                                                      ------------    ------------
Increase (decrease) in net assets from operations           71,974        (126,647)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                   151,813         137,324
Cost of units redeemed                                     (78,371)        (37,565)
Account charges                                             (2,436)         (2,891)
                                                      ------------    ------------
Increase (decrease)                                         71,006          96,868
                                                      ------------    ------------
Net increase (decrease)                                    142,980         (29,779)
Net assets, beginning                                      213,255         243,034
                                                      ------------    ------------
Net assets, ending                                    $    356,235         213,255
                                                      ============    ============
Units sold                                                  30,754          22,366
Units redeemed                                             (16,087)         (7,488)
                                                      ------------    ------------
Net increase (decrease)                                     14,667          14,878
Units outstanding, beginning                                50,018          35,140
                                                      ------------    ------------
Units outstanding, ending                                   64,685          50,018
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     686,622
Cost of units redeemed                                                  (300,243)
Account charges                                                           (8,273)
Net investment income (loss)                                              17,167
Net realized gain (loss)                                                 (39,414)
Realized gain distributions                                               35,019
Net change in unrealized appreciation (depreciation)                     (34,643)
                                                                   -------------
                                                                   $     356,235
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.71            25   $      140             N/A           31.7%
12/31/08         4.34            31          134             N/A          -38.0%
12/31/07         7.00            22          153             N/A           11.4%
12/31/06         6.29            21          131             N/A           13.1%
12/31/05         5.56             0            0             N/A           11.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.38            40    $     216            1.30%          30.0%
12/31/08         4.14            19           79            1.30%         -38.8%
12/31/07         6.77            13           90            1.30%           9.9%
12/31/06         6.16             9           53            1.30%          11.6%
12/31/05         5.52             0            1            1.30%          10.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.5%
12/31/08           2.9%
12/31/07           2.3%
12/31/06           2.9%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
          Fidelity VIP Freedom Income Portfolio Initial Class-922174685

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      883,021    $      893,984            88,302
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased               (3,696)
                                      --------------
Net assets                            $      879,325
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      143,843            23,716    $         6.07
Band B                                       735,482           128,761              5.71
                                      --------------    --------------
 Total                                $      879,325           152,477
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       29,261
Mortality & expense charges                                              (10,718)
                                                                  --------------
Net investment income (loss)                                              18,543
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (68,525)
Realized gain distributions                                               15,145
Net change in unrealized appreciation (depreciation)                     161,336
                                                                  --------------
Net gain (loss)                                                          107,956
                                                                  --------------
Increase (decrease) in net assets from operations                 $      126,499
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $     18,543    $     27,285
Net realized gain (loss)                                   (68,525)        (49,203)
Realized gain distributions                                 15,145          24,053
Net change in unrealized appreciation (depreciation)       161,336        (162,936)
                                                      ------------    ------------
Increase (decrease) in net assets from operations          126,499        (160,801)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                   123,269         832,294
Cost of units redeemed                                    (496,102)       (726,465)
Account charges                                             (7,045)        (10,139)
                                                      ------------    ------------
Increase (decrease)                                       (379,878)         95,690
                                                      ------------    ------------
Net increase (decrease)                                   (253,379)        (65,111)
Net assets, beginning                                    1,132,704       1,197,815
                                                      ------------    ------------
Net assets, ending                                    $    879,325       1,132,704
                                                      ============    ============
Units sold                                                  18,848         161,286
Units redeemed                                             (89,774)       (147,906)
                                                      ------------    ------------
Net increase (decrease)                                    (70,926)         13,380
Units outstanding, beginning                               223,403         210,023
                                                      ------------    ------------
Units outstanding, ending                                  152,477         223,403
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,581,129
Cost of units redeemed                                                (1,708,781)
Account charges                                                          (29,894)
Net investment income (loss)                                              83,089
Net realized gain (loss)                                                 (86,823)
Realized gain distributions                                               51,568
Net change in unrealized appreciation (depreciation)                     (10,963)
                                                                 ---------------
                                                                 $       879,325
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.07            24   $      144             N/A           15.0%
12/31/08         5.28            33          176             N/A          -10.4%
12/31/07         5.89             9           53             N/A            8.5%
12/31/06         5.43             2            9             N/A            5.6%
12/31/05         5.14             0            2             N/A            2.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.71           129    $     735            1.30%          13.5%
12/31/08         5.03           190          956            1.30%         -11.6%
12/31/07         5.69           201        1,145            1.30%           4.8%
12/31/06         5.43            74          403            1.30%           6.5%
12/31/05         5.10            76          388            1.30%           2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.9%
12/31/08           3.7%
12/31/07           5.8%
12/31/06           3.0%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                               Franklin Templeton
         Franklin Templeton FTVIP Founding Funds Allocation 1-355150236

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      148,100    $      140,441            20,713
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $      148,100
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $       42,309             9,640    $         4.39
Band B                                       105,791            24,634              4.29
                                      --------------    --------------
 Total                                $      148,100            34,274
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        3,617
Mortality & expense charges                                                 (431)
                                                                  --------------
Net investment income (loss)                                               3,186
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (1,160)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      10,231
                                                                  --------------
Net gain (loss)                                                            9,071
                                                                  --------------
Increase (decrease) in net assets from operations                 $       12,257
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     For the period from
                                                       12/31/2009     05/01/08 to 12/31/08
                                                      ------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $      3,186    $                218
Net realized gain (loss)                                    (1,160)                (19,453)
Realized gain distributions                                      -                     463
Net change in unrealized appreciation (depreciation)        10,231                  (2,572)
                                                      ------------    --------------------
Increase (decrease) in net assets from operations           12,257                 (21,344)
                                                      ------------    --------------------
Contract owner transactions:
Proceeds from units sold                                   166,564                  73,697
Cost of units redeemed                                     (45,121)                (36,787)
Account charges                                               (944)                   (222)
                                                      ------------    --------------------
Increase (decrease)                                        120,499                  36,688
                                                      ------------    --------------------
Net increase (decrease)                                    132,756                  15,344
Net assets, beginning                                       15,344                       -
                                                      ------------    --------------------
Net assets, ending                                    $    148,100                  15,344
                                                      ============    ====================
Units sold                                                  43,663                  16,268
Units redeemed                                             (13,965)                (11,692)
                                                      ------------    --------------------
Net increase (decrease)                                     29,698                   4,576
Units outstanding, beginning                                 4,576                       -
                                                      ------------    --------------------
Units outstanding, ending                                   34,274                   4,576
                                                      ============    ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       240,261
Cost of units redeemed                                                   (81,908)
Account charges                                                           (1,166)
Net investment income (loss)                                               3,404
Net realized gain (loss)                                                 (20,613)
Realized gain distributions                                                  463
Net change in unrealized appreciation (depreciation)                       7,659
                                                                 ---------------
                                                                 $       148,100
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     4.39            10   $       42             N/A           30.5%
12/31/08         3.36             3           10             N/A          -32.7%
05/01/08         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     4.29            25   $      106           1.30%           28.8%
12/31/08         3.33             2            5           1.30%          -33.3%
05/01/08         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           4.4%
12/31/08           6.5%

               AUL American Individual Variable Annuity Unit Trust
                               Franklin Templeton
            Franklin Templeton Small Cap Value Securities 1-355150673

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       24,753    $       22,235             1,904
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $       24,753
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $        2,851               659    $         4.33
Band B                                        21,902             5,175              4.23
                                      --------------    --------------
 Total                                $       24,753             5,834
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          289
Mortality & expense charges                                                 (189)
                                                                  --------------
Net investment income (loss)                                                 100
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (4,494)
Realized gain distributions                                                  672
Net change in unrealized appreciation (depreciation)                       4,118
                                                                  --------------
Net gain (loss)                                                              296
                                                                  --------------
Increase (decrease) in net assets from operations                 $          396
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     For the period from
                                                       12/31/2009     05/01/08 to 12/31/08
                                                      ------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $        100    $                (62)
Net realized gain (loss)                                    (4,494)                   (333)
Realized gain distributions                                    672                       -
Net change in unrealized appreciation (depreciation)         4,118                  (1,600)
                                                      ------------    --------------------
Increase (decrease) in net assets from operations              396                  (1,995)
                                                      ------------    --------------------
Contract owner transactions:
Proceeds from units sold                                    15,330                  39,640
Cost of units redeemed                                     (27,442)                   (985)
Account charges                                               (143)                    (48)
                                                      ------------    --------------------
Increase (decrease)                                        (12,255)                 38,607
                                                      ------------    --------------------
Net increase (decrease)                                    (11,859)                 36,612
Net assets, beginning                                       36,612                       -
                                                      ------------    --------------------
Net assets, ending                                    $     24,753                  36,612
                                                      ============    ====================
Units sold                                                   5,389                  11,385
Units redeemed                                             (10,607)                   (333)
                                                      ------------    --------------------
Net increase (decrease)                                     (5,218)                 11,052
Units outstanding, beginning                                11,052                       -
                                                      ------------    --------------------
Units outstanding, ending                                    5,834                  11,052
                                                      ============    ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        54,970
Cost of units redeemed                                                   (28,427)
Account charges                                                             (191)
Net investment income (loss)                                                  38
Net realized gain (loss)                                                  (4,827)
Realized gain distributions                                                  672
Net change in unrealized appreciation (depreciation)                       2,518
                                                                 ---------------
                                                                 $        24,753
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     4.33             1   $        3             N/A           29.5%
12/31/08         3.34             1            3             N/A          -33.2%
05/01/08         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     4.23             5   $       22           1.30%           27.9%
12/31/08         3.31            10           33           1.30%          -33.8%
05/01/08         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.9%
12/31/08           0.0%

               AUL American Individual Variable Annuity Unit Trust
                               Franklin Templeton
                 Templeton Global Income Securities 1-355150707

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      884,314    $      842,024            49,904
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $      884,314
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      190,111            31,588    $         6.02
Band B                                       694,203           117,875              5.89
                                      --------------    --------------
 Total                                $      884,314           149,463
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       81,792
Mortality & expense charges                                               (5,250)
                                                                  --------------
Net investment income (loss)                                              76,542
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   5,514
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      12,991
                                                                  --------------
Net gain (loss)                                                           18,505
                                                                  --------------
Increase (decrease) in net assets from operations                 $       95,047
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended     For the period from
                                                        12/31/2009    05/01/08 to 12/31/08
                                                      ------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $     76,542    $               (586)
Net realized gain (loss)                                     5,514                     149
Realized gain distributions                                      -                       -
Net change in unrealized appreciation (depreciation)        12,991                  29,299
                                                      ------------    --------------------
Increase (decrease) in net assets from operations           95,047                  28,862
                                                      ------------    --------------------
Contract owner transactions:
Proceeds from units sold                                   616,089                 453,051
Cost of units redeemed                                    (293,209)                (10,401)
Account charges                                             (4,370)                   (755)
                                                      ------------    --------------------
Increase (decrease)                                        318,510                 441,895
                                                      ------------    --------------------
Net increase (decrease)                                    413,557                 470,757
Net assets, beginning                                      470,757                       -
                                                      ------------    --------------------
Net assets, ending                                    $    884,314                 470,757
                                                      ============    ====================
Units sold                                                 130,755                  96,836
Units redeemed                                             (74,820)                 (3,308)
                                                      ------------    --------------------
Net increase (decrease)                                     55,935                  93,528
Units outstanding, beginning                                93,528                       -
                                                      ------------    --------------------
Units outstanding, ending                                  149,463                  93,528
                                                      ============    ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,069,140
Cost of units redeemed                                                  (303,610)
Account charges                                                           (5,125)
Net investment income (loss)                                              75,956
Net realized gain (loss)                                                   5,663
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      42,290
                                                                 ---------------
                                                                 $       884,314
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.02            32   $      190             N/A           19.0%
12/31/08         5.06            40          203             N/A            1.2%
05/01/08         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.89           118   $      694           1.30%           17.4%
12/31/08         5.01            53          268           1.30%            0.3%
05/01/08         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           12.1%
12/31/08            0.0%

               AUL American Individual Variable Annuity Unit Trust
                               Franklin Templeton
                FTVIP Templeton Foreign Securities Fund-355150392

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   29,660,438    $   23,727,298         2,205,237
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $   29,660,438
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      609,745            88,946    $         6.86
Band B                                    29,050,693         4,274,645              6.80
                                      --------------    --------------
 Total                                $   29,660,438         4,363,591
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                             (189,122)
                                                                  --------------
Net investment income (loss)                                            (189,122)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 145,694
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   5,933,140
                                                                  --------------
Net gain (loss)                                                        6,078,834
                                                                  --------------
Increase (decrease) in net assets from operations                 $    5,889,712
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            05/01/09 to 12/31/09
                                                            --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (189,122)
Net realized gain (loss)                                                 145,694
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   5,933,140
                                                            --------------------
Increase (decrease) in net assets from operations                      5,889,712
                                                            --------------------
Contract owner transactions:
Proceeds from units sold                                              25,781,147
Cost of units redeemed                                                (1,866,119)
Account charges                                                         (144,302)
                                                            --------------------
Increase (decrease)                                                   23,770,726
                                                            --------------------
Net increase (decrease)                                               29,660,438
Net assets, beginning                                                          -
                                                            --------------------
Net assets, ending                                          $         29,660,438
                                                            ====================
Units sold                                                             4,714,626
Units redeemed                                                          (351,035)
                                                            --------------------
Net increase (decrease)                                                4,363,591
Units outstanding, beginning                                                   -
                                                            --------------------
Units outstanding, ending                                              4,363,591
                                                            ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    25,781,147
Cost of units redeemed                                                (1,866,119)
Account charges                                                         (144,302)
Net investment income (loss)                                            (189,122)
Net realized gain (loss)                                                 145,694
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   5,933,140
                                                                 ---------------
                                                                 $    29,660,438
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.86            89   $      610             N/A           37.1%
05/01/09         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.80         4,275   $   29,051           1.30%           35.9%
05/01/09         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                      Janus
             Janus Aspen Flexible Bond Institutional Class-471021501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   80,762,438    $   73,863,210         6,425,014
Receivables: investments sold                    320    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $   80,762,758
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $    6,629,946           693,205    $         9.56
Band B                                    74,132,812        10,748,249              6.90
                                      --------------    --------------
 Total                                $   80,762,758        11,441,454
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $    4,154,392
Mortality & expense charges                                           (1,097,697)
                                                                  --------------
Net investment income (loss)                                           3,056,695
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                               1,050,240
Realized gain distributions                                               94,848
Net change in unrealized appreciation (depreciation)                   5,368,156
                                                                  --------------
Net gain (loss)                                                        6,513,244
                                                                  --------------
Increase (decrease) in net assets from operations                 $    9,569,939
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $  3,056,695    $  3,350,732
Net realized gain (loss)                                 1,050,240        (608,839)
Realized gain distributions                                 94,848               -
Net change in unrealized appreciation (depreciation)     5,368,156       1,904,999
                                                      ------------    ------------
Increase (decrease) in net assets from operations        9,569,939       4,646,892
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                16,792,128      36,954,207
Cost of units redeemed                                 (50,743,514)    (25,400,345)
Account charges                                           (901,878)       (931,485)
                                                      ------------    ------------
Increase (decrease)                                    (34,853,264)     10,622,377
                                                      ------------    ------------
Net increase (decrease)                                (25,283,325)     15,269,269
Net assets, beginning                                  106,046,083      90,776,814
                                                      ------------    ------------
Net assets, ending                                    $ 80,762,758     106,046,083
                                                      ============    ============
Units sold                                               2,829,732       6,615,727
Units redeemed                                          (8,226,557)     (4,800,077)
                                                      ------------    ------------
Net increase (decrease)                                 (5,396,825)      1,815,650
Units outstanding, beginning                            16,838,279      15,022,629
                                                      ------------    ------------
Units outstanding, ending                               11,441,454      16,838,279
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   170,989,519
Cost of units redeemed                                              (109,225,190)
Account charges                                                       (3,511,825)
Net investment income (loss)                                          14,596,753
Net realized gain (loss)                                                 (93,319)
Realized gain distributions                                            1,107,592
Net change in unrealized appreciation (depreciation)                   6,899,228
                                                                 ---------------
                                                                 $    80,762,758
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     9.56           693   $    6,630             N/A           13.2%
12/31/08         8.45           934        7,891             N/A            6.0%
12/31/07         7.97         1,055        8,408             N/A            7.0%
12/31/06         7.44         1,035        7,704             N/A            4.3%
12/31/05         7.14         1,134        8,095             N/A            2.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.90        10,748   $   74,133           1.30%           11.8%
12/31/08         6.17        15,904       98,155           1.30%            4.7%
12/31/07         5.90        13,967       82,369           1.30%            5.6%
12/31/06         5.58         5,702       31,826           1.30%            2.8%
12/31/05         5.43         3,362       18,257           1.30%            0.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           4.4%
12/31/08           4.6%
12/31/07           6.2%
12/31/06           5.5%
12/31/05           5.4%

               AUL American Individual Variable Annuity Unit Trust
                                      Janus
          Janus Aspen Worldwide Portfolio Institutional Class-471021303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    7,202,661    $    7,571,785           275,120
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $    7,202,661
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $    3,202,415           638,479    $         5.02
Band B                                     4,000,246           645,234              6.20
                                      --------------    --------------
 Total                                $    7,202,661         1,283,713
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       91,918
Mortality & expense charges                                              (46,812)
                                                                  --------------
Net investment income (loss)                                              45,106
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (261,776)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   2,274,140
                                                                  --------------
Net gain (loss)                                                        2,012,364
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,057,470
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $     45,106    $     46,989
Net realized gain (loss)                                  (261,776)        389,583
Realized gain distributions                                      -               -
Net change in unrealized appreciation (depreciation)     2,274,140      (6,123,760)
                                                      ------------    ------------
Increase (decrease) in net assets from operations        2,057,470      (5,687,188)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                   770,282         913,304
Cost of units redeemed                                  (1,729,881)     (3,266,755)
Account charges                                            (72,052)       (111,296)
                                                      ------------    ------------
Increase (decrease)                                     (1,031,651)     (2,464,747)
                                                      ------------    ------------
Net increase (decrease)                                  1,025,819      (8,151,935)
Net assets, beginning                                    6,176,842      14,328,777
                                                      ------------    ------------
Net assets, ending                                    $  7,202,661       6,176,842
                                                      ============    ============
Units sold                                                 178,516         160,693
Units redeemed                                            (405,448)       (587,281)
                                                      ------------    ------------
Net increase (decrease)                                   (226,932)       (426,588)
Units outstanding, beginning                             1,510,645       1,937,233
                                                      ------------    ------------
Units outstanding, ending                                1,283,713       1,510,645
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    75,041,454
Cost of units redeemed                                               (64,776,219)
Account charges                                                       (1,311,078)
Net investment income (loss)                                           1,204,167
Net realized gain (loss)                                              (2,586,539)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                    (369,124)
                                                                 ---------------
                                                                 $     7,202,661
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.02           638   $    3,202             N/A           37.7%
12/31/08         3.64           777        2,829             N/A          -44.7%
12/31/07         6.58         1,045        6,879             N/A            9.6%
12/31/06         6.00         1,254        7,527             N/A           18.2%
12/31/05         5.08         1,555        7,901             N/A            5.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.20           645   $    4,000           1.30%           35.9%
12/31/08         4.56           734        3,348           1.30%          -45.4%
12/31/07         8.35           892        7,450           1.30%            8.2%
12/31/06         7.72           956        7,378           1.30%           16.8%
12/31/05         6.61         1,011        6,684           1.30%            4.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.4%
12/31/08           1.2%
12/31/07           0.8%
12/31/06           1.7%
12/31/05           1.4%

               AUL American Individual Variable Annuity Unit Trust
                                      Janus
            Janus Aspen Forty Portfolio Institutional Class-471021865

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      553,833    $      481,667            16,483
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $      553,833
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      162,000            40,327    $         4.02
Band B                                       391,833            99,684              3.93
                                      --------------    --------------
 Total                                $      553,833           140,011
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          116
Mortality & expense charges                                               (2,750)
                                                                  --------------
Net investment income (loss)                                              (2,634)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (14,310)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     131,186
                                                                  --------------
Net gain (loss)                                                          116,876
                                                                  --------------
Increase (decrease) in net assets from operations                 $      114,242
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended     For the period from
                                                        12/31/2009    05/01/08 to 12/31/08
                                                      ------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $     (2,634)   $               (181)
Net realized gain (loss)                                   (14,310)                (13,954)
Realized gain distributions                                      -                       -
Net change in unrealized appreciation (depreciation)       131,186                 (59,020)
                                                      ------------    --------------------
Increase (decrease) in net assets from operations          114,242                 (73,155)
                                                      ------------    --------------------
Contract owner transactions:
Proceeds from units sold                                   384,337                 345,795
Cost of units redeemed                                    (170,580)                (42,639)
Account charges                                             (3,413)                   (754)
                                                      ------------    --------------------
Increase (decrease)                                        210,344                 302,402
                                                      ------------    --------------------
Net increase (decrease)                                    324,586                 229,247
Net assets, beginning                                      229,247                       -
                                                      ------------    --------------------
Net assets, ending                                    $    553,833                 229,247
                                                      ============    ====================
Units sold                                                 109,551                  95,977
Units redeemed                                             (53,425)                (12,092)
                                                      ------------    --------------------
Net increase (decrease)                                     56,126                  83,885
Units outstanding, beginning                                83,885                       -
                                                      ------------    --------------------
Units outstanding, ending                                  140,011                  83,885
                                                      ============    ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       730,132
Cost of units redeemed                                                  (213,219)
Account charges                                                           (4,167)
Net investment income (loss)                                              (2,815)
Net realized gain (loss)                                                 (28,264)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      72,166
                                                                 ---------------
                                                                 $       553,833
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     4.02            40   $      162             N/A           46.3%
12/31/08         2.75            41          112             N/A          -45.1%
05/01/08         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     3.93           100   $      392           1.30%           44.4%
12/31/08         2.72            43          118           1.30%          -45.6%
05/01/08         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.1%

               AUL American Individual Variable Annuity Unit Trust
                                      Janus
       Janus Aspen International Growth Portfolio Service Class-471021667

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       71,176    $       68,224             1,578
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $       71,176
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $       17,464             2,426    $         7.20
Band B                                        53,712             7,526              7.14
                                      --------------    --------------
 Total                                $       71,176             9,952
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $           73
Mortality & expense charges                                                 (211)
                                                                  --------------
Net investment income (loss)                                                (138)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                    (236)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       2,952
                                                                  --------------
Net gain (loss)                                                            2,716
                                                                  --------------
Increase (decrease) in net assets from operations                 $        2,578
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            05/01/09 to 12/31/09
                                                            --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               (138)
Net realized gain (loss)                                                    (236)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       2,952
                                                            --------------------
Increase (decrease) in net assets from operations                          2,578
                                                            --------------------
Contract owner transactions:
Proceeds from units sold                                                 111,025
Cost of units redeemed                                                   (42,289)
Account charges                                                             (138)
                                                            --------------------
Increase (decrease)                                                       68,598
                                                            --------------------
Net increase (decrease)                                                   71,176
Net assets, beginning                                                          -
                                                            --------------------
Net assets, ending                                          $             71,176
                                                            ====================
Units sold                                                                16,261
Units redeemed                                                            (6,309)
                                                            --------------------
Net increase (decrease)                                                    9,952
Units outstanding, beginning                                                   -
                                                            --------------------
Units outstanding, ending                                                  9,952
                                                            ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       111,025
Cost of units redeemed                                                   (42,289)
Account charges                                                             (138)
Net investment income (loss)                                                (138)
Net realized gain (loss)                                                    (236)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       2,952
                                                                 ---------------
                                                                 $        71,176
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     7.20             2   $       17             N/A           44.0%
05/01/09         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     7.14             8   $       54           1.30%           42.7%
05/01/09         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.2%

               AUL American Individual Variable Annuity Unit Trust
                                      Janus
                Janus Aspen Mid-Cap Value Service Class-471021451

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       38,476    $       37,262             2,806
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $       38,476
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $          209                34    $         6.14
Band B                                        38,267             6,283              6.09
                                      --------------    --------------
 Total                                $       38,476             6,317
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $           64
Mortality & expense charges                                                  (88)
                                                                  --------------
Net investment income (loss)                                                 (24)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       3
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       1,214
                                                                  --------------
Net gain (loss)                                                            1,217
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,193
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            05/01/09 to 12/31/09
                                                            --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                (24)
Net realized gain (loss)                                                       3
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       1,214
                                                            --------------------
Increase (decrease) in net assets from operations                          1,193
                                                            --------------------
Contract owner transactions:
Proceeds from units sold                                                  44,483
Cost of units redeemed                                                    (7,174)
Account charges                                                              (26)
                                                            --------------------
Increase (decrease)                                                       37,283
                                                            --------------------
Net increase (decrease)                                                   38,476
Net assets, beginning                                                          -
                                                            --------------------
Net assets, ending                                          $             38,476
                                                            ====================
Units sold                                                                 7,489
Units redeemed                                                            (1,172)
                                                            --------------------
Net increase (decrease)                                                    6,317
Units outstanding, beginning                                                   -
                                                            --------------------
Units outstanding, ending                                                  6,317
                                                            ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        44,483
Cost of units redeemed                                                    (7,174)
Account charges                                                              (26)
Net investment income (loss)                                                 (24)
Net realized gain (loss)                                                       3
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       1,214
                                                                 ---------------
                                                                 $        38,476
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.14             0   $        0             N/A           22.9%
05/01/09         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.09             6   $       38           1.30%           21.8%
05/01/09         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.3%

               AUL American Individual Variable Annuity Unit Trust
                                Neuberger Berman
                 Neuberger Berman AMT Regency I Class-641222708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,454,077    $    1,869,724           118,603
Receivables: investments sold                    150    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $    1,454,227
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      328,194            40,048    $         8.20
Band B                                     1,126,033           149,256              7.54
                                      --------------    --------------
 Total                                $    1,454,227           189,304
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       21,263
Mortality & expense charges                                              (11,432)
                                                                  --------------
Net investment income (loss)                                               9,831
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (148,840)
Realized gain distributions                                               17,937
Net change in unrealized appreciation (depreciation)                     573,399
                                                                  --------------
Net gain (loss)                                                          442,496
                                                                  --------------
Increase (decrease) in net assets from operations                 $      452,327
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $      9,831    $      2,794
Net realized gain (loss)                                  (148,840)       (126,322)
Realized gain distributions                                 17,937           3,884
Net change in unrealized appreciation (depreciation)       573,399        (905,626)
                                                      ------------    ------------
Increase (decrease) in net assets from operations          452,327      (1,025,270)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                   140,394         152,302
Cost of units redeemed                                    (213,173)       (698,443)
Account charges                                             (7,693)        (12,188)
                                                      ------------    ------------
Increase (decrease)                                        (80,472)       (558,329)
                                                      ------------    ------------
Net increase (decrease)                                    371,855      (1,583,599)
Net assets, beginning                                    1,082,372       2,665,971
                                                      ------------    ------------
Net assets, ending                                    $  1,454,227       1,082,372
                                                      ============    ============
Units sold                                                  23,023          20,185
Units redeemed                                             (37,526)        (85,745)
                                                      ------------    ------------
Net increase (decrease)                                    (14,503)        (65,560)
Units outstanding, beginning                               203,807         269,367
                                                      ------------    ------------
Units outstanding, ending                                  189,304         203,807
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    22,033,982
Cost of units redeemed                                               (22,821,749)
Account charges                                                         (281,922)
Net investment income (loss)                                            (232,194)
Net realized gain (loss)                                               1,874,246
Realized gain distributions                                            1,297,511
Net change in unrealized appreciation (depreciation)                    (415,647)
                                                                 ---------------
                                                                 $     1,454,227
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     8.20            40   $      328             N/A           46.6%
12/31/08         5.59            52          290             N/A          -45.8%
12/31/07        10.32            69          713             N/A            3.3%
12/31/06         9.99           187        1,868             N/A           11.1%
12/31/05         8.99           209        1,878             N/A           12.1%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     7.54           149   $    1,126           1.30%           44.7%
12/31/08         5.21           152          792           1.30%          -46.5%
12/31/07         9.75           200        1,953           1.30%            2.0%
12/31/06         9.56           986        9,432           1.30%            9.7%
12/31/05         8.72         1,203       10,491           1.30%           10.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.7%
12/31/08           1.1%
12/31/07           0.2%
12/31/06           0.3%
12/31/05           0.1%

               AUL American Individual Variable Annuity Unit Trust
                                Neuberger Berman
             Neuberger Berman AMT Small Cap Growth S Class-641222880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      418,674    $      548,456            40,846
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $      418,674
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $       73,792            12,936    $         5.70
Band B                                       344,882            65,936              5.23
                                      --------------    --------------
 Total                                $      418,674            78,872
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (3,841)
                                                                  --------------
Net investment income (loss)                                              (3,841)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (46,966)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     124,749
                                                                  --------------
Net gain (loss)                                                           77,783
                                                                  --------------
Increase (decrease) in net assets from operations                 $       73,942
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $     (3,841)   $     (6,715)
Net realized gain (loss)                                   (46,966)        (15,270)
Realized gain distributions                                      -          19,925
Net change in unrealized appreciation (depreciation)       124,749        (290,047)
                                                      ------------    ------------
Increase (decrease) in net assets from operations           73,942        (292,107)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                    30,873          59,745
Cost of units redeemed                                     (68,946)       (304,035)
Account charges                                             (2,253)         (4,084)
                                                      ------------    ------------
Increase (decrease)                                        (40,326)       (248,374)
                                                      ------------    ------------
Net increase (decrease)                                     33,616        (540,481)
Net assets, beginning                                      385,058         925,539
                                                      ------------    ------------
Net assets, ending                                    $    418,674         385,058
                                                      ============    ============
Units sold                                                   7,102           9,728
Units redeemed                                             (16,025)        (48,340)
                                                      ------------    ------------
Net increase (decrease)                                     (8,923)        (38,612)
Units outstanding, beginning                                87,795         126,407
                                                      ------------    ------------
Units outstanding, ending                                   78,872          87,795
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,501,549
Cost of units redeemed                                                (4,036,140)
Account charges                                                          (44,914)
Net investment income (loss)                                             (67,129)
Net realized gain (loss)                                                 127,147
Realized gain distributions                                               67,943
Net change in unrealized appreciation (depreciation)                    (129,782)
                                                                 ---------------
                                                                 $       418,674
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.70            13   $       74             N/A           22.8%
12/31/08         4.65            18           85             N/A          -39.5%
12/31/07         7.68            27          207             N/A            0.5%
12/31/06         7.64            34          257             N/A            5.2%
12/31/05         7.26            31          222             N/A            3.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.23            66   $      345           1.30%           21.2%
12/31/08         4.32            69          300           1.30%          -40.3%
12/31/07         7.23            99          719           1.30%           -0.8%
12/31/06         7.28           135          983           1.30%            3.9%
12/31/05         7.01           119          835           1.30%            1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.4%

               AUL American Individual Variable Annuity Unit Trust
                                Neuberger Berman
        Neuberger Berman Short Duration Bond Portfolio I Class-007575301

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,296,508    $    1,396,885           115,553
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                 (150)
                                      --------------
Net assets                            $    1,296,358
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      131,783            23,831    $         5.53
Band B                                     1,164,575           229,666              5.07
                                      --------------    --------------
 Total                                $    1,296,358           253,497
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       97,139
Mortality & expense charges                                              (14,779)
                                                                  --------------
Net investment income (loss)                                              82,360
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (58,722)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     121,598
                                                                  --------------
Net gain (loss)                                                           62,876
                                                                  --------------
Increase (decrease) in net assets from operations                 $      145,236
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $     82,360    $   (237,863)
Net realized gain (loss)                                   (58,722)     (1,058,905)
Realized gain distributions                                      -               -
Net change in unrealized appreciation (depreciation)       121,598        (875,878)
                                                      ------------    ------------
Increase (decrease) in net assets from operations          145,236      (2,172,646)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                   216,999      10,021,602
Cost of units redeemed                                    (370,067)    (55,443,522)
Account charges                                             (8,835)       (220,187)
                                                      ------------    ------------
Increase (decrease)                                       (161,903)    (45,642,107)
                                                      ------------    ------------
Net increase (decrease)                                    (16,667)    (47,814,753)
Net assets, beginning                                    1,313,025      49,127,778
                                                      ------------    ------------
Net assets, ending                                    $  1,296,358       1,313,025
                                                      ============    ============
Units sold                                                  76,343       2,302,971
Units redeemed                                            (109,978)    (11,260,232)
                                                      ------------    ------------
Net increase (decrease)                                    (33,635)     (8,957,261)
Units outstanding, beginning                               287,132       9,244,393
                                                      ------------    ------------
Units outstanding, ending                                  253,497         287,132
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    94,684,460
Cost of units redeemed                                               (93,000,662)
Account charges                                                       (1,251,028)
Net investment income (loss)                                           2,130,442
Net realized gain (loss)                                              (1,166,477)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                    (100,377)
                                                                 ---------------
                                                                 $     1,296,358
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.53            24   $      132             N/A           13.3%
12/31/08         4.88            33          161             N/A          -13.4%
12/31/07         5.64           269        1,519             N/A            4.8%
12/31/06         5.38           344        1,853             N/A            4.3%
12/31/05         5.16           265        1,367             N/A            1.4%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.07           230   $    1,165           1.30%           11.9%
12/31/08         4.53           254        1,152           1.30%          -14.5%
12/31/07         5.30         8,975       47,609           1.30%            3.4%
12/31/06         5.13         9,362       48,026           1.30%            2.8%
12/31/05         4.99         6,122       30,550           1.30%            0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           7.4%
12/31/08           0.3%
12/31/07           2.6%
12/31/06           3.5%
12/31/05           3.2%

               AUL American Individual Variable Annuity Unit Trust
                                Neuberger Berman
         Neuberger Berman AMT Mid-Cap Growth Portfolio S Class-641222856

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          892    $          852                42
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $          892
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $            -                 -    $         6.36
Band B                                           892               141              6.30
                                      --------------    --------------
 Total                                $          892               141
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                          40
                                                                  --------------
Net gain (loss)                                                               40
                                                                  --------------
Increase (decrease) in net assets from operations                 $           40
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            05/01/09 to 12/31/09
                                                            --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                  -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                          40
                                                            --------------------
Increase (decrease) in net assets from operations                             40
                                                            --------------------
Contract owner transactions:
Proceeds from units sold                                                     852
Cost of units redeemed                                                         -
Account charges                                                                -
                                                            --------------------
Increase (decrease)                                                          852
                                                            --------------------
Net increase (decrease)                                                      892
Net assets, beginning                                                          -
                                                            --------------------
Net assets, ending                                          $                892
                                                            ====================
Units sold                                                                   141
Units redeemed                                                                 -
                                                            --------------------
Net increase (decrease)                                                      141
Units outstanding, beginning                                                   -
                                                            --------------------
Units outstanding, ending                                                    141
                                                            ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           852
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                          40
                                                                 ---------------
                                                                 $           892
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.36             0   $        0             N/A           27.2%
05/01/09         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.30             0   $        1           1.30%           26.1%
05/01/09         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Pioneer
                  Pioneer Fund VCT Portfolio Class I-724027875

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   51,487,177    $   60,093,105         2,626,896
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                 (272)
                                      --------------
Net assets                            $   51,486,905
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $    1,524,207           353,352    $         4.31
Band B                                    49,962,698         7,612,387              6.56
                                      --------------    --------------
 Total                                $   51,486,905         7,965,739
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      766,345
Mortality & expense charges                                             (513,407)
                                                                  --------------
Net investment income (loss)                                             252,938
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (1,976,551)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                  11,525,772
                                                                  --------------
Net gain (loss)                                                        9,549,221
                                                                  --------------
Increase (decrease) in net assets from operations                 $    9,802,159
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $    252,938    $    272,821
Net realized gain (loss)                                (1,976,551)       (330,307)
Realized gain distributions                                      -       1,604,897
Net change in unrealized appreciation (depreciation)    11,525,772     (19,238,734)
                                                      ------------    ------------
Increase (decrease) in net assets from operations        9,802,159     (17,691,323)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                13,446,948      21,026,938
Cost of units redeemed                                  (6,370,916)     (8,719,626)
Account charges                                           (400,900)       (377,651)
                                                      ------------    ------------
Increase (decrease)                                      6,675,132      11,929,661
                                                      ------------    ------------
Net increase (decrease)                                 16,477,291      (5,761,662)
Net assets, beginning                                   35,009,614      40,771,276
                                                      ------------    ------------
Net assets, ending                                    $ 51,486,905      35,009,614
                                                      ============    ============
Units sold                                               2,645,088       3,159,770
Units redeemed                                          (1,403,015)     (1,562,821)
                                                      ------------    ------------
Net increase (decrease)                                  1,242,073       1,596,949
Units outstanding, beginning                             6,723,666       5,126,717
                                                      ------------    ------------
Units outstanding, ending                                7,965,739       6,723,666
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    82,688,445
Cost of units redeemed                                               (21,441,573)
Account charges                                                       (1,123,962)
Net investment income (loss)                                             698,584
Net realized gain (loss)                                              (2,333,558)
Realized gain distributions                                            1,604,897
Net change in unrealized appreciation (depreciation)                  (8,605,928)
                                                                 ---------------
                                                                 $    51,486,905
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     4.31           353   $    1,524             N/A           25.2%
12/31/08         3.45           375        1,291             N/A          -34.3%
12/31/07         5.24           405        2,121             N/A            5.0%
12/31/06         4.99           269        1,344             N/A           16.6%
12/31/05         4.28           330        1,411             N/A            6.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.56         7,612   $   49,963           1.30%           23.6%
12/31/08         5.31         6,349       33,719           1.30%          -35.1%
12/31/07         8.19         4,721       38,643           1.30%            3.6%
12/31/06         7.90           140        1,107           1.30%           15.1%
12/31/05         6.86           138          946           1.30%            4.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.8%
12/31/08           2.1%
12/31/07           1.3%
12/31/06           1.3%
12/31/05           1.3%

               AUL American Individual Variable Annuity Unit Trust
                                     Pioneer
             Pioneer Fund Growth Opportunities VCT Class I-724027230

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,575,658    $    4,414,982           186,816
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $    3,575,658
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $    1,499,628           210,665    $         7.12
Band B                                     2,076,030           257,494              8.06
                                      --------------    --------------
 Total                                $    3,575,658           468,159
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                              (24,168)
                                                                  --------------
Net investment income (loss)                                             (24,168)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (432,461)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   1,632,553
                                                                  --------------
Net gain (loss)                                                        1,200,092
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,175,924
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $    (24,168)   $    (35,171)
Net realized gain (loss)                                  (432,461)       (539,067)
Realized gain distributions                                      -         454,432
Net change in unrealized appreciation (depreciation)     1,632,553      (1,932,018)
                                                      ------------    ------------
Increase (decrease) in net assets from operations        1,175,924      (2,051,824)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                   306,455         288,002
Cost of units redeemed                                    (940,043)     (1,943,304)
Account charges                                            (34,668)        (48,512)
                                                      ------------    ------------
Increase (decrease)                                       (668,256)     (1,703,814)
                                                      ------------    ------------
Net increase (decrease)                                    507,668      (3,755,638)
Net assets, beginning                                    3,067,990       6,823,628
                                                      ------------    ------------
Net assets, ending                                    $  3,575,658       3,067,990
                                                      ============    ============
Units sold                                                  58,986          46,687
Units redeemed                                            (167,498)       (294,233)
                                                      ------------    ------------
Net increase (decrease)                                   (108,512)       (247,546)
Units outstanding, beginning                               576,671         824,217
                                                      ------------    ------------
Units outstanding, ending                                  468,159         576,671
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    16,363,409
Cost of units redeemed                                               (14,406,810)
Account charges                                                         (595,179)
Net investment income (loss)                                            (137,949)
Net realized gain (loss)                                               1,610,463
Realized gain distributions                                            1,581,048
Net change in unrealized appreciation (depreciation)                    (839,324)
                                                                 ---------------
                                                                 $     3,575,658
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     7.12           211   $    1,500             N/A           44.6%
12/31/08         4.92           262        1,291             N/A          -35.5%
12/31/07         7.63           395        3,016             N/A           -3.9%
12/31/06         7.94           534        4,241             N/A            5.6%
12/31/05         7.52           608        4,575             N/A            6.7%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     8.06           257   $    2,076           1.30%           42.7%
12/31/08         5.65           315        1,777           1.30%          -36.3%
12/31/07         8.87           429        3,808           1.30%           -5.1%
12/31/06         9.35           540        5,048           1.30%            4.2%
12/31/05         8.97           542        4,862           1.30%            5.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Pioneer
                 Pioneer Emerging Markets VCT Class I-724027867

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   10,056,548    $   10,736,614           367,832
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $   10,056,548
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      241,664            61,792    $         3.91
Band B                                     9,814,884         2,564,812              3.83
                                      --------------    --------------
 Total                                $   10,056,548         2,626,604
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       91,333
Mortality & expense charges                                              (93,946)
                                                                  --------------
Net investment income (loss)                                              (2,613)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (422,527)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   4,385,273
                                                                  --------------
Net gain (loss)                                                        3,962,746
                                                                  --------------
Increase (decrease) in net assets from operations                 $    3,960,133
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended     For the period from
                                                        12/31/2009    05/01/08 to 12/31/08
                                                      ------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $     (2,613)   $            (44,616)
Net realized gain (loss)                                  (422,527)               (109,983)
Realized gain distributions                                      -                       -
Net change in unrealized appreciation (depreciation)     4,385,273              (5,065,339)
                                                      ------------    --------------------
Increase (decrease) in net assets from operations        3,960,133              (5,219,938)
                                                      ------------    --------------------
Contract owner transactions:
Proceeds from units sold                                 2,619,428              10,845,020
Cost of units redeemed                                  (1,319,950)               (722,871)
Account charges                                            (72,501)                (32,773)
                                                      ------------    --------------------
Increase (decrease)                                      1,226,977              10,089,376
                                                      ------------    --------------------
Net increase (decrease)                                  5,187,110               4,869,438
Net assets, beginning                                    4,869,438                       -
                                                      ------------    --------------------
Net assets, ending                                    $ 10,056,548               4,869,438
                                                      ============    ====================
Units sold                                                 959,726               2,493,058
Units redeemed                                            (526,259)               (299,921)
                                                      ------------    --------------------
Net increase (decrease)                                    433,467               2,193,137
Units outstanding, beginning                             2,193,137                       -
                                                      ------------    --------------------
Units outstanding, ending                                2,626,604               2,193,137
                                                      ============    ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    13,464,448
Cost of units redeemed                                                (2,042,821)
Account charges                                                         (105,274)
Net investment income (loss)                                             (47,229)
Net realized gain (loss)                                                (532,510)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                    (680,066)
                                                                 ---------------
                                                                 $    10,056,548
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     3.91            62   $      242             N/A           74.6%
12/31/08         2.24            54          120             N/A          -55.2%
05/01/08         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     3.83         2,565   $     9,815          1.30%           72.4%
12/31/08         2.22         2,139         4,749          1.30%          -55.6%
05/01/08         5.00             0             0          1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.2%
12/31/08           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Pioneer
             Pioneer Equity Income VCT Portfolio Series II-724027826

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       10,386    $        9,042               616
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $       10,386
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $            -                 -    $         6.16
Band B                                        10,386             1,702              6.10
                                      --------------    --------------
 Total                                $       10,386             1,702
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          202
Mortality & expense charges                                                  (70)
                                                                  --------------
Net investment income (loss)                                                 132
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       6
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       1,344
                                                                  --------------
Net gain (loss)                                                            1,350
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,482
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            05/01/09 to 12/31/09
                                                            --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                132
Net realized gain (loss)                                                       6
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       1,344
                                                            --------------------
Increase (decrease) in net assets from operations                          1,482
                                                            --------------------
Contract owner transactions:
Proceeds from units sold                                                   8,936
Cost of units redeemed                                                         -
Account charges                                                              (32)
                                                            --------------------
Increase (decrease)                                                        8,904
                                                            --------------------
Net increase (decrease)                                                   10,386
Net assets, beginning                                                          -
                                                            --------------------
Net assets, ending                                          $             10,386
                                                            ====================
Units sold                                                                 1,702
Units redeemed                                                                 -
                                                            --------------------
Net increase (decrease)                                                    1,702
Units outstanding, beginning                                                   -
                                                            --------------------
Units outstanding, ending                                                  1,702
                                                            ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         8,936
Cost of units redeemed                                                         -
Account charges                                                              (32)
Net investment income (loss)                                                 132
Net realized gain (loss)                                                       6
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       1,344
                                                                ----------------
                                                                $         10,386
                                                                ================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.16             0   $        0             N/A           23.1%
05/01/09         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     6.10             2   $       10           1.30%           22.1%
05/01/09         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           3.9%

               AUL American Individual Variable Annuity Unit Trust
                                      Royce
               Royce Small Cap Portfolio Investor Class-78080T105

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      137,017    $      119,712            15,785
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $      137,017
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $       25,081             5,233    $         4.79
Band B                                       111,936            23,868              4.69
                                      --------------    --------------
 Total                                $      137,017            29,101
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                 (806)
                                                                  --------------
Net investment income (loss)                                                (806)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (15,760)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      36,817
                                                                  --------------
Net gain (loss)                                                           21,057
                                                                  --------------
Increase (decrease) in net assets from operations                 $       20,251
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended     For the period from
                                                        12/31/2009    05/01/08 to 12/31/08
                                                      ------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $       (806)   $                650
Net realized gain (loss)                                   (15,760)                 (4,281)
Realized gain distributions                                      -                  10,536
Net change in unrealized appreciation (depreciation)        36,817                 (19,512)
                                                      ------------    --------------------
Increase (decrease) in net assets from operations           20,251                 (12,607)
                                                      ------------    --------------------
Contract owner transactions:
Proceeds from units sold                                   228,268                 126,508
Cost of units redeemed                                    (210,838)                (13,374)
Account charges                                               (981)                   (210)
                                                      ------------    --------------------
Increase (decrease)                                         16,449                 112,924
                                                      ------------    --------------------
Net increase (decrease)                                     36,700                 100,317
Net assets, beginning                                      100,317                       -
                                                      ------------    --------------------
Net assets, ending                                    $    137,017                 100,317
                                                      ============    ====================

Units sold                                                  60,647                  32,002
Units redeemed                                             (59,987)                 (3,561)
                                                      ------------    --------------------
Net increase (decrease)                                        660                  28,441
Units outstanding, beginning                                28,441                       -
                                                      ------------    --------------------
Units outstanding, ending                                   29,101                  28,441
                                                      ============    ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       354,776
Cost of units redeemed                                                  (224,212)
Account charges                                                           (1,191)
Net investment income (loss)                                                (156)
Net realized gain (loss)                                                 (20,041)
Realized gain distributions                                               10,536
Net change in unrealized appreciation (depreciation)                      17,305
                                                                ----------------
                                                                $        137,017
                                                                ================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     4.79             5   $       25             N/A           35.2%
12/31/08         3.54            12           43             N/A          -29.1%
05/01/08         5.00             0            0             N/A            0.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     4.69            24   $      112           1.30%           33.5%
12/31/08         3.51            16           57           1.30%          -29.7%
05/01/08         5.00             0            0           1.30%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           1.6%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
               T. Rowe Price Blue Chip Growth Portfolio-77954T506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   19,286,189    $   15,788,821         2,000,642
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $   19,286,189
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $      563,187            98,021    $         5.75
Band B                                    18,723,002         3,462,915              5.41
                                      --------------    --------------
 Total                                $   19,286,189         3,560,936
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                             (121,833)
                                                                  --------------
Net investment income (loss)                                            (121,833)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (119,790)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   3,802,331
                                                                  --------------
Net gain (loss)                                                        3,682,541
                                                                  --------------
Increase (decrease) in net assets from operations                 $    3,560,708
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2009      12/31/2008
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $  (121,833)    $     (6,041)
Net realized gain (loss)                                 (119,790)          (3,370)
Realized gain distributions                                     -                -
Net change in unrealized appreciation (depreciation)     3,802,331         (385,445)
                                                      ------------    ------------
Increase (decrease) in net assets from operations        3,560,708        (394,856)
                                                      ------------    ------------
Contract owner transactions:
Proceeds from units sold                                16,583,748         230,404
Cost of units redeemed                                  (1,294,859)       (288,151)
Account charges                                            (93,075)         (5,148)
                                                      ------------    ------------
Increase (decrease)                                     15,195,814         (62,895)
                                                      ------------    ------------
Net increase (decrease)                                 18,756,522        (457,751)
Net assets, beginning                                      529,667         987,418
                                                      ------------    ------------
Net assets, ending                                    $ 19,286,189         529,667
                                                      ============    ============
Units sold                                               3,741,130          45,592
Units redeemed                                            (315,665)        (54,443)
                                                      ------------    ------------
Net increase (decrease)                                  3,425,465          (8,851)
Units outstanding, beginning                               135,471         144,322
                                                      ------------    ------------
Units outstanding, ending                                3,560,936         135,471
                                                      ============    ============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    17,860,786
Cost of units redeemed                                                (1,732,226)
Account charges                                                         (105,750)
Net investment income (loss)                                            (131,861)
Net realized gain (loss)                                                (102,128)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   3,497,368
                                                                ----------------
                                                                $     19,286,189
                                                                ================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.75            98   $      563             N/A           42.2%
12/31/08         4.04            41          167             N/A          -42.5%
12/31/07         7.03            32          225             N/A           12.7%
12/31/06         6.23            14           86             N/A            9.8%
12/31/05         5.68            13           76             N/A           13.6%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     5.41         3,463   $   18,723           1.30%           40.3%
12/31/08         3.85            94          363           1.30%          -43.3%
12/31/07         6.79           112          762           1.30%           11.3%
12/31/06         6.10            62          377           1.30%            8.2%
12/31/05         5.64            17           98           1.30%           12.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.1%
12/31/07           0.6%
12/31/06           0.4%
12/31/05           0.2%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
                 T. Rowe Price Equity Income Portfolio-77954T100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   16,578,155    $   21,311,009           939,272
Receivables: investments sold                      -    ==============    ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $   16,578,155
                                      ==============


                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band A                                $    7,245,803         1,045,722    $         6.93
Band B                                     9,332,352         1,383,567              6.75
                                      --------------    --------------
 Total                                $   16,578,155         2,429,289
                                      ================  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      296,520
Mortality & expense charges                                             (106,076)
                                                                  --------------
Net investment income (loss)                                             190,444
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (1,830,072)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   4,904,417
                                                                  --------------
Net gain (loss)                                                        3,074,345
                                                                  --------------
Increase (decrease) in net assets from operations                 $    3,264,789
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         190,444     $          385,669
Net realized gain (loss)                                            (1,830,072)            (1,148,389)
Realized gain distributions                                                  -                790,987
Net change in unrealized appreciation (depreciation)                 4,904,417            (10,301,055)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    3,264,789            (10,272,788)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               854,094              1,839,828
Cost of units redeemed                                              (3,278,780)            (7,682,942)
Account charges                                                       (152,615)              (244,792)
                                                             -----------------     ------------------
Increase (decrease)                                                 (2,577,301)            (6,087,906)
                                                             -----------------     ------------------
Net increase (decrease)                                                687,488            (16,360,694)
Net assets, beginning                                               15,890,667             32,251,361
                                                             -----------------     ------------------
Net assets, ending                                           $      16,578,155             15,890,667
                                                             =================     ==================

Units sold                                                             186,409                280,566
Units redeemed                                                        (659,269)            (1,115,305)
                                                             -----------------     ------------------
Net increase (decrease)                                               (472,860)              (834,739)
Units outstanding, beginning                                         2,902,149              3,736,888
                                                             -----------------     ------------------
Units outstanding, ending                                            2,429,289              2,902,149
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  73,297,958
Cost of units redeemed                                                                    (65,081,498)
Account charges                                                                            (2,486,088)
Net investment income (loss)                                                                2,920,088
Net realized gain (loss)                                                                    6,004,118
Realized gain distributions                                                                 6,656,431
Net change in unrealized appreciation (depreciation)                                       (4,732,854)
                                                                                        -------------
                                                                                        $  16,578,155
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.93        1,046     $    7,246            N/A          25.6%
12/31/08          5.52        1,333          7,352            N/A         -36.1%
12/31/07          8.63        1,762         15,217            N/A           3.3%
12/31/06          8.36        2,156         18,027            N/A          18.9%
12/31/05          7.03        2,448         17,206            N/A           4.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.75        1,384     $    9,332          1.30%          24.0%
12/31/08          5.44        1,569          8,538          1.30%         -36.9%
12/31/07          8.63        1,975         17,035          1.30%           1.9%
12/31/06          8.46        3,693         31,257          1.30%          17.4%
12/31/05          7.21        3,037         21,899          1.30%           2.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.8%
12/31/08           2.3%
12/31/07           1.6%
12/31/06           1.6%
12/31/05           1.6%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
               T. Rowe Price Limited-Term Bond Portfolio-77954R104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       49,411,020    $       48,227,415                9,803,773
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       49,411,020
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        3,280,660               410,009     $               8.00
Band B                                      46,130,360             7,801,371                     5.91
                                    ------------------    ------------------
 Total                              $       49,411,020             8,211,380
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $          1,825,901
Mortality & expense charges                                                                  (626,548)
                                                                                 --------------------
Net investment income (loss)                                                                1,199,353
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       46,869
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,305,558
                                                                                 --------------------
Net gain (loss)                                                                             2,352,427
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,551,780
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $       1,199,353     $          927,417
Net realized gain (loss)                                                46,869                (85,384)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,305,558             (1,069,906)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    3,551,780               (227,873)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            10,191,346             54,500,110
Cost of units redeemed                                             (18,338,368)            (7,722,638)
Account charges                                                       (516,843)              (316,811)
                                                             -----------------     ------------------
Increase (decrease)                                                 (8,663,865)            46,460,661
                                                             -----------------     ------------------
Net increase (decrease)                                             (5,112,085)            46,232,788
Net assets, beginning                                               54,523,105              8,290,317
                                                             -----------------     ------------------
Net assets, ending                                           $      49,411,020             54,523,105
                                                             =================     ==================

Units sold                                                           1,916,939              9,907,679
Units redeemed                                                      (3,377,579)            (1,592,324)
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,460,640)             8,315,355
Units outstanding, beginning                                         9,672,020              1,356,665
                                                             -----------------     ------------------
Units outstanding, ending                                            8,211,380              9,672,020
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  95,692,838
Cost of units redeemed                                                                    (49,465,123)
Account charges                                                                            (1,480,589)
Net investment income (loss)                                                                3,869,117
Net realized gain (loss)                                                                     (410,386)
Realized gain distributions                                                                    21,558
Net change in unrealized appreciation (depreciation)                                        1,183,605
                                                                                        -------------
                                                                                        $  49,411,020
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.00          410     $    3,281            N/A           8.3%
12/31/08          7.39          551          4,074            N/A           1.6%
12/31/07          7.28          458          3,330            N/A           5.5%
12/31/06          6.90          543          3,742            N/A           4.0%
12/31/05          6.63          657          4,356            N/A           1.8%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.91        7,801     $   46,130          1.30%           6.9%
12/31/08          5.53        9,121         50,449          1.30%           0.2%
12/31/07          5.52          899          4,961          1.30%           4.1%
12/31/06          5.30        1,044          5,530          1.30%           2.7%
12/31/05          5.16        1,139          5,879          1.30%           0.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           3.5%
12/31/08           4.1%
12/31/07           4.3%
12/31/06           4.0%
12/31/05           3.6%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
                T. Rowe Price Mid-Cap Growth Portfolio-77954T407

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       10,020,388    $       10,848,714                  495,813
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $       10,020,388
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        3,002,672               369,055     $               8.14
Band B                                       7,017,716               744,041                     9.43
                                    ------------------    ------------------
 Total                              $       10,020,388             1,113,096
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (79,657)
                                                                                 --------------------
Net investment income (loss)                                                                  (79,657)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,038,479)
Realized gain distributions                                                                     9,967
Net change in unrealized appreciation (depreciation)                                        4,305,599
                                                                                 --------------------
Net gain (loss)                                                                             3,277,087
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,197,430
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (79,657)    $         (118,796)
Net realized gain (loss)                                            (1,038,479)               536,091
Realized gain distributions                                              9,967                656,834
Net change in unrealized appreciation (depreciation)                 4,305,599             (7,284,099)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    3,197,430             (6,209,970)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,331,250              1,114,005
Cost of units redeemed                                              (2,834,879)            (4,188,149)
Account charges                                                        (87,149)              (129,749)
                                                             -----------------     ------------------
Increase (decrease)                                                 (1,590,778)            (3,203,893)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,606,652             (9,413,863)
Net assets, beginning                                                8,413,736             17,827,599
                                                             -----------------     ------------------
Net assets, ending                                           $      10,020,388              8,413,736
                                                             =================     ==================
Units sold                                                             198,594                148,495
Units redeemed                                                        (435,015)              (515,473)
                                                             -----------------     ------------------
Net increase (decrease)                                               (236,421)              (366,978)
Units outstanding, beginning                                         1,349,517              1,716,495
                                                             -----------------     ------------------
Units outstanding, ending                                            1,113,096              1,349,517
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                               $   57,358,316
Cost of units redeemed                                                                    (54,615,786)
Account charges                                                                            (1,121,033)
Net investment income (loss)                                                                 (810,694)
Net realized gain (loss)                                                                    3,951,708
Realized gain distributions                                                                 6,086,203
Net change in unrealized appreciation (depreciation)                                         (828,326)
                                                                                       --------------
                                                                                       $   10,020,388
                                                                                       ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.14          369     $    3,003            N/A          45.6%
12/31/08          5.59          451          2,521            N/A         -39.8%
12/31/07          9.27          631          5,850            N/A          17.5%
12/31/06          7.89          849          6,698            N/A           6.6%
12/31/05          7.40          965          7,140            N/A          14.7%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     9.43          744     $    7,018          1.30%          43.8%
12/31/08          6.56          898          5,892          1.30%         -40.5%
12/31/07         11.03        1,086         11,977          1.30%          16.0%
12/31/06          9.51        1,337         12,719          1.30%           5.2%
12/31/05          9.04        1,436         12,984          1.30%          13.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           0.2%
12/31/06           0.0%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Timothy
                 Timothy Conservative Growth Variable-887432714

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       39,121,551    $       44,289,115                3,967,703
Receivables: investments sold                       20    ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $       39,121,571
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          862,247               151,523     $               5.69
Band B                                      38,259,324             7,144,621                     5.35
                                    ------------------    ------------------
 Total                              $       39,121,571             7,296,144
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            630,992
Mortality & expense charges                                                                  (424,254)
                                                                                 --------------------
Net investment income (loss)                                                                  206,738
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (960,288)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        7,495,975
                                                                                 --------------------
Net gain (loss)                                                                             6,535,687
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          6,742,425
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         206,738     $          402,879
Net realized gain (loss)                                              (960,288)               (80,191)
Realized gain distributions                                                -                2,543,992
Net change in unrealized appreciation (depreciation)                 7,495,975            (14,069,254)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    6,742,425            (11,202,574)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             7,102,840             12,917,286
Cost of units redeemed                                              (3,439,258)            (4,017,761)
Account charges                                                       (334,163)              (284,637)
                                                             -----------------     ------------------
Increase (decrease)                                                  3,329,419              8,614,888
                                                             -----------------     ------------------
Net increase (decrease)                                             10,071,844             (2,587,686)
Net assets, beginning                                               29,049,727             31,637,413
                                                             -----------------     ------------------
Net assets, ending                                           $      39,121,571             29,049,727
                                                             =================     ==================
Units sold                                                           1,619,007              2,559,333
Units redeemed                                                        (892,704)            (1,037,157)
                                                             -----------------     ------------------
Net increase (decrease)                                                726,303              1,522,176
Units outstanding, beginning                                         6,569,841              5,047,665
                                                             -----------------     ------------------
Units outstanding, ending                                            7,296,144              6,569,841
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  55,782,348
Cost of units redeemed                                                                    (14,246,063)
Account charges                                                                              (941,087)
Net investment income (loss)                                                                  621,099
Net realized gain (loss)                                                                     (489,959)
Realized gain distributions                                                                 3,562,797
Net change in unrealized appreciation (depreciation)                                       (5,167,564)
                                                                                        -------------
                                                                                        $  39,121,571
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.69          152     $      862            N/A          22.8%
12/31/08          4.63          122            567            N/A         -28.5%
12/31/07          6.48          126            818            N/A           8.7%
12/31/06          5.96           46            275            N/A           9.2%
12/31/05          5.46           30            163            N/A           9.2%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.35        7,145     $   38,259          1.30%          21.2%
12/31/08          4.42        6,447         28,483          1.30%         -29.5%
12/31/07          6.26        4,921         30,819          1.30%           7.3%
12/31/06          5.83        3,400         19,837          1.30%           7.6%
12/31/05          5.42        1,251          6,780          1.30%           8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.9%
12/31/08           2.7%
12/31/07           0.0%
12/31/06           4.0%
12/31/05           0.2%

               AUL American Individual Variable Annuity Unit Trust
                                     Timothy
                   Timothy Strategic Growth Variable-887432722

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       15,007,152    $       17,683,022                1,819,048
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $       15,007,152
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          441,408                82,233     $               5.37
Band B                                      14,565,744             2,883,638                     5.05
                                    ------------------    ------------------
 Total                              $       15,007,152             2,965,871
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             90,421
Mortality & expense charges                                                                  (164,564)
                                                                                 --------------------
Net investment income (loss)                                                                  (74,143)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,852,662)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        5,392,396
                                                                                 --------------------
Net gain (loss)                                                                             3,539,734
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,465,591
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (74,143)    $           49,398
Net realized gain (loss)                                            (1,852,662)              (189,692)
Realized gain distributions                                                -                1,637,220
Net change in unrealized appreciation (depreciation)                 5,392,396             (8,167,676)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    3,465,591             (6,670,750)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,201,627              7,828,830
Cost of units redeemed                                              (2,790,731)            (1,813,375)
Account charges                                                       (132,495)              (107,258)
                                                             -----------------     ------------------
Increase (decrease)                                                    278,401              5,908,197
                                                             -----------------     ------------------
Net increase (decrease)                                              3,743,992               (762,553)
Net assets, beginning                                               11,263,160             12,025,713
                                                             -----------------     ------------------
Net assets, ending                                           $      15,007,152             11,263,160
                                                             =================     ==================
Units sold                                                             827,062              1,464,174
Units redeemed                                                        (705,418)              (432,045)
                                                             -----------------     ------------------
Net increase (decrease)                                                121,644              1,032,129
Units outstanding, beginning                                         2,844,227              1,812,098
                                                             -----------------     ------------------
Units outstanding, ending                                            2,965,871              2,844,227
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  25,091,462
Cost of units redeemed                                                                     (7,609,970)
Account charges                                                                              (335,734)
Net investment income (loss)                                                                  (37,619)
Net realized gain (loss)                                                                   (1,749,478)
Realized gain distributions                                                                 2,324,361
Net change in unrealized appreciation (depreciation)                                       (2,675,870)
                                                                                        -------------
                                                                                        $  15,007,152
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.37           82     $      441            N/A          29.5%
12/31/08          4.15          115            478            N/A         -39.6%
12/31/07          6.86           96            658            N/A          10.1%
12/31/06          6.23          219          1,366            N/A           9.8%
12/31/05          5.67          213          1,207            N/A          13.4%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.05        2,884     $   14,566          1.30%          27.8%
12/31/08          3.95        2,729         10,786          1.30%         -40.3%
12/31/07          6.62        1,716         11,367          1.30%           8.7%
12/31/06          6.09          849          5,171          1.30%           8.4%
12/31/05          5.62          151            850          1.30%          12.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.7%
12/31/08           1.8%
12/31/07           0.0%
12/31/06           2.8%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
                 Vanguard VIF Mid Cap Index Portfolio-921925855

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       17,792,201    $       21,540,900                1,480,216
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $       17,792,201
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          652,416               111,551     $               5.85
Band B                                      17,139,785             3,114,273                     5.50
                                    ------------------    ------------------
 Total                              $       17,792,201             3,225,824
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            324,030
Mortality & expense charges                                                                  (201,635)
                                                                                 --------------------
Net investment income (loss)                                                                  122,395
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (4,991,929)
Realized gain distributions                                                                   810,075
Net change in unrealized appreciation (depreciation)                                        9,348,719
                                                                                 --------------------
Net gain (loss)                                                                             5,166,865
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          5,289,260
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         122,395     $           27,646
Net realized gain (loss)                                            (4,991,929)              (504,139)
Realized gain distributions                                            810,075              2,380,508
Net change in unrealized appreciation (depreciation)                 9,348,719            (13,083,050)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    5,289,260            (11,179,035)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,242,638             13,102,046
Cost of units redeemed                                              (6,926,498)            (4,487,861)
Account charges                                                       (155,014)              (175,025)
                                                             -----------------     ------------------
Increase (decrease)                                                 (3,838,874)             8,439,160
                                                             -----------------     ------------------
Net increase (decrease)                                              1,450,386             (2,739,875)
Net assets, beginning                                               16,341,815             19,081,690
                                                             -----------------     ------------------
Net assets, ending                                           $      17,792,201             16,341,815
                                                             =================     ==================
Units sold                                                             847,122              2,309,607
Units redeemed                                                      (1,728,358)              (956,666)
                                                             -----------------     ------------------
Net increase (decrease)                                               (881,236)             1,352,941
Units outstanding, beginning                                         4,107,060              2,754,119
                                                             -----------------     ------------------
Units outstanding, ending                                            3,225,824              4,107,060
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  36,800,398
Cost of units redeemed                                                                    (13,858,210)
Account charges                                                                              (507,198)
Net investment income (loss)                                                                   62,196
Net realized gain (loss)                                                                   (5,467,831)
Realized gain distributions                                                                 4,511,545
Net change in unrealized appreciation (depreciation)                                       (3,748,699)
                                                                                        -------------
                                                                                        $  17,792,201
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.85          112     $      652            N/A          40.4%
12/31/08          4.17          147            611            N/A         -41.8%
12/31/07          7.16          138            987            N/A           6.1%
12/31/06          6.75          107            722            N/A          13.8%
12/31/05          5.93           27            161            N/A          18.6%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.50        3,114     $   17,140          1.30%          38.6%
12/31/08          3.97        3,960         15,731          1.30%         -42.6%
12/31/07          6.92        2,616         18,095          1.30%           4.8%
12/31/06          6.60        1,498          9,889          1.30%          12.3%
12/31/05          5.88           54            315          1.30%          17.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.9%
12/31/08           1.5%
12/31/07           1.0%
12/31/06           0.2%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
              Vanguard VIF Small Company Growth Portfolio-921925889

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          798,527    $          736,919                   59,326
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          798,527
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          221,729                38,627     $               5.74
Band B                                         576,798               106,783                     5.40
                                    ------------------    ------------------
 Total                              $          798,527               145,410
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              6,585
Mortality & expense charges                                                                    (6,279)
                                                                                 --------------------
Net investment income (loss)                                                                      306
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (35,427)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          260,309
                                                                                 --------------------
Net gain (loss)                                                                               224,882
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            225,188
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             306     $            1,398
Net realized gain (loss)                                               (35,427)            (3,282,489)
Realized gain distributions                                                -                1,199,931
Net change in unrealized appreciation (depreciation)                   260,309                386,659
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      225,188             (1,694,501)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               203,061              2,670,562
Cost of units redeemed                                                (128,127)           (13,798,201)
Account charges                                                         (5,002)               (53,832)
                                                             -----------------     ------------------
Increase (decrease)                                                     69,932            (11,181,471)
                                                             -----------------     ------------------
Net increase (decrease)                                                295,120            (12,875,972)
Net assets, beginning                                                  503,407             13,379,379
                                                             -----------------     ------------------
Net assets, ending                                           $         798,527                503,407
                                                             =================     ==================
Units sold                                                              60,027                569,322
Units redeemed                                                         (41,330)            (2,475,366)
                                                             -----------------     ------------------
Net increase (decrease)                                                 18,697             (1,906,044)
Units outstanding, beginning                                           126,713              2,032,757
                                                             -----------------     ------------------
Units outstanding, ending                                              145,410                126,713
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  18,002,955
Cost of units redeemed                                                                    (15,000,274)
Account charges                                                                              (122,225)
Net investment income (loss)                                                                  (82,514)
Net realized gain (loss)                                                                   (3,343,148)
Realized gain distributions                                                                 1,282,125
Net change in unrealized appreciation (depreciation)                                           61,608
                                                                                        -------------
                                                                                        $     798,527
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.74           39     $      222            N/A          39.4%
12/31/08          4.12           31            126            N/A         -39.5%
12/31/07          6.80           89            608            N/A           3.8%
12/31/06          6.56           28            183            N/A          10.2%
12/31/05          5.95            7             40            N/A          19.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.40          107     $      577          1.30%          37.6%
12/31/08          3.93           96            377          1.30%         -40.3%
12/31/07          6.57        1,943         12,771          1.30%           2.4%
12/31/06          6.42           71            457          1.30%           8.8%
12/31/05          5.90           11             63          1.30%          18.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.0%
12/31/08           1.1%
12/31/07           0.0%
12/31/06           0.2%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
            Vanguard VIF Total Bond Market Index Portfolio-921925202

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       20,491,347    $       19,592,231                1,740,981
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $       20,491,347
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        1,201,497               190,234     $               6.32
Band B                                      19,289,850             3,245,474                     5.94
                                    ------------------    ------------------
 Total                              $       20,491,347             3,435,708
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            161,200
Mortality & expense charges                                                                  (147,695)
                                                                                 --------------------
Net investment income (loss)                                                                   13,505
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       16,361
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          784,682
                                                                                 --------------------
Net gain (loss)                                                                               801,043
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            814,548
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          13,505     $           80,063
Net realized gain (loss)                                                16,361                 17,955
Realized gain distributions                                                -                      -
Net change in unrealized appreciation (depreciation)                   784,682                 49,084
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      814,548                147,102
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            18,543,498              2,905,516
Cost of units redeemed                                              (2,608,014)            (1,006,828)
Account charges                                                       (115,535)               (26,966)
                                                             -----------------     ------------------
Increase (decrease)                                                 15,819,949              1,871,722
                                                             -----------------     ------------------
Net increase (decrease)                                             16,634,497              2,018,824
Net assets, beginning                                                3,856,850              1,838,026
                                                             -----------------     ------------------
Net assets, ending                                           $      20,491,347              3,856,850
                                                             =================     ==================
Units sold                                                           3,248,139                556,163
Units redeemed                                                        (482,136)              (219,663)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,766,003                336,500
Units outstanding, beginning                                           669,705                333,205
                                                             -----------------     ------------------
Units outstanding, ending                                            3,435,708                669,705
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  23,557,645
Cost of units redeemed                                                                     (3,970,602)
Account charges                                                                              (158,918)
Net investment income (loss)                                                                  129,958
Net realized gain (loss)                                                                       34,148
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          899,116
                                                                                        -------------
                                                                                        $  20,491,347
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.32          190     $    1,201            N/A           5.9%
12/31/08          5.96          181          1,082            N/A           5.2%
12/31/07          5.67           76            431            N/A           7.0%
12/31/06          5.30           54            284            N/A           4.2%
12/31/05          5.08           10             49            N/A           1.6%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.94        3,245     $   19,290          1.30%           4.6%
12/31/08          5.68          488          2,775          1.30%           3.9%
12/31/07          5.47          257          1,407          1.30%           5.6%
12/31/06          5.18           77            399          1.30%           3.0%
12/31/05          5.03           11             56          1.30%           0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09         1.3%
12/31/08         3.8%
12/31/07         3.0%
12/31/06         3.2%
12/31/05         0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
                    Vanguard VIF Diversified Value-921925871

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       16,156,266    $       12,981,276                1,398,811
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $       16,156,266
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          369,621                84,534     $               4.37
Band B                                      15,786,645             3,689,810                     4.28
                                    ------------------    ------------------
 Total                              $       16,156,266             3,774,344
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,132
Mortality & expense charges                                                                  (101,225)
                                                                                 --------------------
Net investment income (loss)                                                                  (98,093)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       71,869
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        3,178,807
                                                                                 --------------------
Net gain (loss)                                                                             3,250,676
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,152,583
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     05/01/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (98,093)    $                 (2)
Net realized gain (loss)                                                71,869                     (187)
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                 3,178,807                   (3,817)
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                    3,152,583                   (4,006)
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                            14,124,524                   17,672
Cost of units redeemed                                              (1,056,414)                    (617)
Account charges                                                        (77,402)                     (74)
                                                             -----------------     --------------------
Increase (decrease)                                                 12,990,708                   16,981
                                                             -----------------     --------------------
Net increase (decrease)                                             16,143,291                   12,975
Net assets, beginning                                                   12,975                      -
                                                             -----------------     --------------------
Net assets, ending                                           $      16,156,266                   12,975
                                                             =================     ====================
Units sold                                                           4,089,450                    3,961
Units redeemed                                                        (318,878)                    (189)
                                                             -----------------     --------------------
Net increase (decrease)                                              3,770,572                    3,772
Units outstanding, beginning                                             3,772                      -
                                                             -----------------     --------------------
Units outstanding, ending                                            3,774,344                    3,772
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  14,142,196
Cost of units redeemed                                                                     (1,057,031)
Account charges                                                                               (77,476)
Net investment income (loss)                                                                  (98,095)
Net realized gain (loss)                                                                       71,682
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        3,174,990
                                                                                        -------------
                                                                                        $  16,156,266
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.37           85     $      370            N/A          26.9%
12/31/08          3.44            3             11            N/A         -31.1%
05/01/08          5.00            0              0            N/A           0.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.28        3,690     $   15,787          1.30%          25.3%
12/31/08          3.41            1              2          1.30%         -31.7%
05/01/08          5.00            0              0          1.30%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%

              AUL American Individual Variable Annuity Unit Trust

                         NOTES TO FINANCIAL STATEMENTS


1.     Organization and Summary of Significant Accounting Policies

The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

Mutual Fund                                              Referred to as
OneAmerica Funds, Inc.                                   OneAmerica

Fidelity Variable Insurance Products Fund                Fidelity
Fidelity Variable Insurance Products Freedom Funds

American Century Variable Portfolios, Inc.               American Century

Alger Portfolios                                         Alger

T. Rowe Price Equity Series, Inc.
T. Rowe Price Fixed Income Series, Inc.                  T. Rowe Price

Janus Aspen Series                                       Janus

Pioneer Variable Contracts Trust                         Pioneer

AIM Variable Insurance Funds                             AIM

Neuberger Berman Advisers Management Trust               Neuberger Berman

Calvert Variable Series, Inc.                            Calvert

Dreyfus Investment Portfolios
Dreyfus Variable Investment Fund                         Dreyfus

Vanguard Variable Insurance Fund                         Vanguard

Timothy Plan Portfolio Variable Series                   Timothy

Royce Capital Fund                                       Royce

Columbia Funds Variable Insurance Trust                  Columbia

AllianceBernstein Variable Products Series Fund, Inc.    Alliance Bernstein

Franklin Templeton Variable Insurance Products Trust     Franklin Templeton

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2009 or for which investment income and expense transactions commenced at various dates during 2009 and prior years.

For periods prior after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

              AUL American Individual Variable Annuity Unit Trust

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Summary of Significant Accounting Policies (continued)

The Report of Independent Registered Public Accounting Firm appearing on page 2 does not cover the financial statements presented as "unaudited".

Accumulation unit values and total returns for such subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period less any contractual expense rates, if applicable.

Accumulation Units and Unit Values

In the Statement of Net Assets the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively. Based upon the contract issued the Variable Account issues two bands of accumulation units. The table below illustrates the band of units issued by contract:

Band A*                                Band B*
Select Point Variable Annuity     Star Point Variable Annuity
Direct Point Variable Annuity     Voyage Protector Variable Annuity

     * See footnote 2 for further information

Security Valuation, Transactions and Related Income

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting basis.

              AUL American Individual Variable Annuity Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies (continued)

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk etc.)

Level 3 - significant unobservable inputs (including the subaccount's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Variable Account subaccount's assets carried at fair value:

                                                     Investments
Valuation inputs                                     in Securities
Level 1 - Quoted Prices                              $828,048,380
Level 2 - Other Significant Observable Inputs        $0
Level 3 - Significant Unobservable Inputs            $0
Total                                                $828,048,380

The investments in each subaccount are all classified as Level 1.

As of December 31, 2009 and 2008, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

Related Party Transactions

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc. ("the Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) Portfolios. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

     Value                0.50%          Investment Grade Bond     0.50%
     Money Market         0.40%          Asset Director            0.50%

              AUL American Individual Variable Annuity Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Summary of Significant Accounting Policies (continued)

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual fund.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

              AUL American Individual Variable Annuity Unit Trust

                         NOTES TO FINANCIAL STATEMENTS


2.     Account Charges

Band A

No Withdrawal Charge Contract (DirectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Withdrawal Charge Contract (SelectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges ranges from 1.10% to 1.25% per year, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5) withdrawal charges ranging from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free out provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense risk charges, are recorded as redemptions of units in the accompanying statement of changes in net assets. Total account charges for Band A during the periods ended December 31, 2009 and December 31, 2008 were $1,668,922 and $2,345,050, respectively.

Band B

Withdrawal Charge Contract (Star Point and Voyage Protector): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.15% per year, (3) an annual contract fee of up to 50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

              AUL American Individual Variable Annuity Unit Trust

                         NOTES TO FINANCIAL STATEMENTS


2. Account Charges (continued)

The mortality and expense risk charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense risk charge reported on the statement of operations. Total mortality and expense risk charges and administrative fees for Band B during the periods ended December 31, 2009 and December 31, 2008 were $8,161,659 and $9,162,682, respectively. Other account charges are recorded as redemptions of units in the accompanying statement of changes in net assets. Total account charges for Band B during the periods ended December 31, 2009 and December 31, 2008 were $5,604,434 and $5,770,968, respectively.

3.     New Accounting Standards

Effective January 1, 2009, the Variable Account adopted Accounting Standards Codification ("ASC") 815, Disclosures about Derivative Instruments and Hedging Activities. ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Variable Account did not own any derivative instruments during the year ended December 31, 2009; therefore additional disclosure was not required.

Effective January 1, 2009, the Variable Account adopted ASC 820, Fair Value Measurements and Disclosures. ASC 820 requires determining fair value when the volume and level of activity for the asset or liability has significantly decreased and identifying transactions that are not orderly. The pronouncement indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Management has determined that the volume and level of activity for asset and liability valuation has not significantly decreased and transactions were orderly as of December 31, 2009; therefore increased analysis and judgment was not required to estimate fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.

REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2009, 2008 AND 2007

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder's equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the "Company") at December 31, 2009 and December 31, 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 17, 2010

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                2009     (in millions)    2008
----------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities - available for sale, at fair value:
    (amortized cost: 2009 - $9,252.8; 2008 - $8,386.4)                $ 9,726.9                 $ 7,934.3
  Equity securities at fair value:
    (cost: 2009 - $89.8; 2008 - $102.6)                                    93.5                      90.7
  Mortgage loans                                                        1,492.1                   1,419.7
  Real estate, net                                                         50.3                      49.0
  Policy loans                                                            244.2                     234.2
  Short-term and other invested assets                                     27.4                      14.6
  Cash and cash equivalents                                               207.8                     241.4
----------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                  11,842.2                   9,983.9
Accrued investment income                                                 132.5                     118.1
Reinsurance receivables                                                 2,156.3                   2,101.0
Deferred acquisition costs                                                560.6                     715.8
Value of business acquired                                                 78.4                     117.8
Property and equipment, net                                                52.8                      52.5
Insurance premiums in course of collection                                 22.9                      24.0
Federal income taxes                                                          -                      94.9
Other assets                                                               78.0                      78.9
Assets held in separate accounts                                        6,896.6                   5,206.8
----------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                      $21,820.3                 $18,493.7
==========================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                     $11,142.4                 $10,429.6
  Other policyholder funds                                              1,089.0                     891.2
  Pending policyholder claims                                             207.4                     255.2
  Surplus notes and notes payable                                         275.0                     275.0
  Federal income taxes                                                    187.8                         -
  Other liabilities and accrued expenses                                  325.0                     331.3
  Deferred gain on indemnity reinsurance                                  58.1                       62.3
  Liabilities related to separate accounts                              6,896.6                   5,206.8
----------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                    20,181.3                  17,451.4
==========================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                           -                         -
  Retained earnings                                                     1,420.2                   1,317.5
  Accumulated other comprehensive income (loss):
    Unrealized appreciation (depreciation) of securities, net of tax      244.1                    (233.8)
    Benefit plans, net of tax                                             (25.3)                    (41.4)
----------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                          1,639.0                   1,042.3
----------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                        $21,820.3                 $18,493.7
==========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                              Year ended December 31
                                                                   -------------------------------------------
(in millions)                                                          2009              2008            2007
--------------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                      $  380.3          $  342.9        $  344.4
  Policy and contract charges                                         168.8             181.0           190.4
  Net investment income                                               638.5             584.2           534.3
  Realized investment gains and (losses);
    Other-than-temporary impairments on fixed maturity securities     (12.2)            (24.2)           (4.3)
    Other-than-temporary impairments on fixed maturity securities
      transferred to other comprehensive income                         0.1                 -               -
    Other realized investment gains                                    23.0               3.6             1.6
  Other income                                                         18.2              22.4            37.4
--------------------------------------------------------------------------------------------------------------
    TOTAL REVENUES                                                  1,216.7           1,109.9         1,103.8
==============================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                     358.0             369.0           355.3
  Interest expense on annuities and financial products                314.2             265.7           238.6
  General operating expenses                                          210.8             194.8           190.9
  Commissions                                                          60.5              59.5            66.1
  Amortization                                                         81.3             117.6            85.2
  Dividends to policyholders                                           26.6              29.1            27.4
  Interest expense on surplus notes and notes payable                  19.8              19.8            19.8
--------------------------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES                                     1,071.2           1,055.5           983.3
==============================================================================================================
Income before income tax expense                                      145.5              54.4           120.5
Income tax expense                                                     42.8              14.9            32.4
--------------------------------------------------------------------------------------------------------------
    NET INCOME                                                     $  102.7          $   39.5        $   88.1
==============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                       ACCUMULATED OTHER
                                                                  COMPREHENSIVE INCOME (LOSS)
                                                                  ---------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION/
                                                                  (DEPRECIATION)    BENEFIT
                                        COMMON       RETAINED     OF SECURITIES,     PLANS,
(IN MILLIONS)                            STOCK       EARNINGS       NET OF TAX     NET OF TAX       TOTAL
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                $-        $1,201.8        $  20.9         $    -       $1,222.7
Comprehensive income:
  Net income                                -            88.1              -              -           88.1
  Other comprehensive income                -               -           33.6              -           33.6
-----------------------------------------------------------------------------------------------------------
Total comprehensive income                                                                           121.7
Cumulative effect adjustments;
  Adoption of DAC accounting change,
    net of tax                              -           (11.5)             -              -          (11.5)
  Adoption of Pension accounting change,
    net of tax                              -            (0.4)             -          (11.7)         (12.1)
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                 -         1,278.0           54.5          (11.7)       1,320.8
Comprehensive income (loss):
  Net income                                -            39.5              -              -           39.5
  Other comprehensive income (loss)         -               -         (288.3)         (29.7)        (318.0)
-----------------------------------------------------------------------------------------------------------
Total comprehensive income (loss)                                                                   (278.5)
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                 -         1,317.5         (233.8)         (41.4)       1,042.3
Comprehensive income:
  Net income                                -           102.7              -              -          102.7
  Other comprehensive income                -               -          477.9           16.1          494.0
-----------------------------------------------------------------------------------------------------------
Total comprehensive income                                                                           596.7
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2009                $-        $1,420.2        $ 244.1         $(25.3)      $1,639.0
===========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                     Year ended December 31
                                                                          --------------------------------------------
(in millions)                                                                  2009              2008            2007
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                $   102.7         $    39.5       $    88.1
Adjustments to reconcile net income to net cash:
    Amortization                                                               81.3             117.6            85.2
    Depreciation                                                               12.8              14.1            14.2
    Deferred taxes                                                              9.6              (5.9)            8.5
    Realized investment (gains) losses, net                                   (10.9)             20.6             2.7
    Policy acquisition costs capitalized                                      (93.9)            (86.3)          (80.8)
    Interest credited to deposit liabilities                                  286.7             254.2           241.0
    Fees charged to deposit liabilities                                       (80.1)            (81.4)          (78.1)
    Amortization and accrual of investment income                              (5.2)             (7.3)           (4.4)
    Increase (decrease) in insurance liabilities                               22.8             139.8           (24.9)
    Increase in other assets                                                  (77.3)           (117.6)           (1.6)
    Increase in other liabilities                                              23.0              16.8            28.0
----------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                     271.5             304.1           277.9
======================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases:
    Fixed maturities, available-for-sale                                   (1,704.8)         (1,911.0)       (1,317.5)
    Equity securities                                                         (19.7)            (67.9)           (8.3)
    Mortgage loans                                                           (214.8)           (181.8)         (230.5)
    Real estate                                                                (1.6)             (3.1)          (14.6)
    Short-term and other invested assets                                      (36.7)             (5.8)          (13.7)
  Proceeds from sales, calls or maturities:
    Fixed maturities, available-for-sale                                      856.5             798.3           801.0
    Equity securities                                                          30.8               2.4            10.8
    Mortgage loans                                                            139.5             156.7           187.2
    Real estate                                                                   -               4.0             4.6
    Short-term and other invested assets                                       22.2               9.6            27.2
  Transfer from indemnity reinsurance transactions, net                           -                 -           551.9
----------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                        (928.6)         (1,198.6)           (1.9)
======================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
    Deposits to insurance liabilities                                       2,517.0           3,039.8         2,025.6
    Withdrawals from insurance liabilities                                 (1,883.5)         (2,047.7)       (2,325.2)
    Other                                                                     (10.0)             (8.9)           10.8
----------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by financing activities                              623.5             983.2          (288.8)
======================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                          (33.6)             88.7           (12.8)
======================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                   241.4             152.7           165.5
======================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                     $   207.8         $   241.4       $   152.7
======================================================================================================================
NON-CASH TRANSACTIONS RELATED TO THE INDEMNITY REINSURANCE TRANSACTIONS:
    Policy loans                                                          $       -         $       -       $    39.8
    Transfer of reserves, net                                                     -                 -           591.7
======================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
   (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
   Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

   The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

   o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

   o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

   o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION

   The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS

   Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

   Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains and losses". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $55.6 million and $53.1 million at December 31, 2009 and 2008, respectively. Depreciation expense for investment in real estate amounted to $3.0 million, $2.8 million and $2.9 million for 2009, 2008, and 2007, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

   Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. Beginning April 1, 2009, for fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. Equity securities and, prior to April 1, 2009, fixed maturity securities were considered impaired, and their cost basis was written down to fair value through earnings, when management did not expect to recover the amortized cost, or if the Company could not demonstrate its intent and ability to hold the investment to full recovery.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

   o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

   o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

   o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

   o For miscellaneous group life and health policies, over the premium rate guarantee period.

   For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits of gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

   A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2014 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

   Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7-Valuation of Business Acquired. The valuation adjustment for certain products is limited based on the original capitalized amount.

   Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

   PROPERTY AND EQUIPMENT

   Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $118.8 million and $112.4 million as of December 31, 2009 and 2008, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2009, 2008 and 2007 was $9.8 million, $11.3 million and $11.0 million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   ASSETS HELD IN SEPARATE ACCOUNTS

   Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

   PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

   The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

   Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

   RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

   Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives (refer to Note 15-Fair Value). The Company is no longer writing these benefits. The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,255.5 million and $1,083.8 million at December 31, 2009 and 2008, respectively.

                                                               AS OF DECEMBER 31,
                                                         ---------------------------
(in millions)                                                2009              2008
------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                    $1,255.5          $1,083.8
  Net amount at risk (1)                                    116.5             278.7
  GAAP reserve                                                1.1               3.6

Guaranteed Minimum Income Benefit
  Total account value                                    $  289.7          $  262.6
  GAAP reserve                                               15.4              13.4

Guaranteed Minimum Accumulated Benefit
  Total account value                                    $   19.9          $   16.6
  GAAP reserve                                                0.4               2.9

Guaranteed Minimum Withdrawal Benefit
  Total account value                                    $  152.5          $  107.2
  GAAP reserve                                               (1.2)             18.5
====================================================================================

   (1) Represents the amount of death benefit in excess of the account value.

   In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $4.4 million, $8.8 million and $9.0 million for 2009, 2008 and 2007, respectively. Amounts amortized totaled $6.3 million, $3.3 million and $2.8 million for 2009, 2008 and 2007, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $29.8 million and $31.7 million at December 31, 2009 and 2008, respectively.

   INCOME TAXES

   The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

   Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2009 and 2008, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   COMPREHENSIVE INCOME

   Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

   RECLASSIFICATION

   Certain 2008 and 2007 financial statement balances have been reclassified to conform to the 2009 presentation.

   DERIVATIVES

   Authoritative guidance for derivative instruments and hedging activities requires recognition of all asset or liability derivatives to be carried at fair value. At December 31, 2009 and 2008, the Company did not hold any derivative instruments or hedges.

   GOODWILL AND OTHER INTANGIBLE ASSETS

   The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance as revised April 2009. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed this test during 2009 and 2008 and determined the carrying value of goodwill was not impaired.

   Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $17.3 million at both December 31, 2009 and 2008.

   The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

   RECENT ACCOUNTING PRONOUNCEMENTS

   In August 2009, the Financial Accounting Standards Board ("FASB") issued updated guidance for the fair value measurement of liabilities. This guidance provides clarification on how to measure fair value in circumstances in which a quoted price in an active market for the identical liability is not available. This guidance also clarifies that restrictions preventing the transfer of a liability should not be considered as a separate input or adjustment in the measurement of fair value. The Company adopted this guidance effective with the annual reporting period ended December 31, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   In June 2009, the FASB issued "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", which established the FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting principles in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Codification was effective for financial statements issued for the interim and annual periods ending after September 15, 2009. Other than the manner in which new accounting guidance is referenced, the adoption of Codification had no impact on the Company's consolidated financial statements.

In May 2009, the FASB issued authoritative guidance that established standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, the guidance sets forth: (i) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements; and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The requirements of the guidance are applied on a prospective basis to interim or annual financial periods ending after June 15, 2009. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of other-than-temporary impairments of debt securities. This new guidance is effective for reporting periods ending after June 15, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

   In January 2009, the FASB issued new authoritative guidance that revised other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of the original guidance. This new guidance is effective for reporting periods ending after December 15, 2008. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

   In December 2008, the FASB revised the authoritative guidance for employers' disclosures about postretirement benefit plan assets. This new guidance requires additional disclosures about the components of plan assets, investment strategies, significant concentrations of risk, and the fair value measurement of plan assets. The Company adopted this guidance effective December 31, 2009. Refer to Note 9-Benefit Plans for additional detail.

   In October 2008, the FASB revised the authoritative guidance on determining the fair value of a financial asset when the market for that asset is not active and applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial statements.

   In February 2008, the FASB revised the authoritative guidance which delayed the effective date related to fair value measurements and disclosures for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company's adoption of this guidance effective January 1, 2009, did not have a material effect on the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   In December 2007, the FASB issued authoritative guidance for business combinations which addresses the accounting for business acquisitions effective for fiscal years beginning on or after December 15, 2008. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information reported in the financial reports about a business combination and its effects. The Company will implement this guidance for all future business combinations.

   In December 2007, the FASB issued authoritative guidance for noncontrolling interests in subsidiaries in consolidated financial statements and for the loss of control of subsidiaries. OneAmerica does not currently have an outstanding noncontrolling interest in any of its subsidiaries.

   In September 2006, the FASB issued authoritative guidance on fair value measurements. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance does not change which assets and liabilities are required to be recorded at fair value, but the application of this guidance could change practices in determining fair value. The Company has adopted this guidance; refer to Note 15-Fair Value for additional detail.

   In September 2006, the FASB issued authoritative guidance for employers' accounting for defined benefit pension and other postretirement plans, which amended previous guidance. This guidance requires recognition of the overfunded or underfunded status of defined benefit pension and postretirement plans as an asset or liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. The Company has adopted this guidance; refer to Note 9-Benefit Plans for additional detail.

   In September 2005, the Accounting Standards Executive Committee issued authoritative guidance on accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The Company's adoption of this guidance reduced retained earnings by $11.5 million, net of tax in 2007.

3. ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

   In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

   On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,646.1 million at December 31, 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED

   As a result of the ERAC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.2 million, $5.2 million and $13.2 million of deferred gain amortization in 2009, 2008 and 2007, respectively, which is included in other income. The 2007 increase in deferred gain amortization was caused by a liability commutation arrangement agreed to by ERAC and a ceding company from the Long Term Care reinsurance business. The commutation extinguished the liability held by AUL and accelerated recognition of a portion of the deferred gain.

4. INVESTMENTS

   The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                             DECEMBER 31, 2009
---------------------------------------------------------------------------------------------
                                                              GROSS UNREALIZED
DESCRIPTION OF SECURITIES                   AMORTIZED       -------------------         FAIR
(in millions)                                  COST         GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
  political subdivisions and
  foreign governments                        $  235.2       $  5.4        $ 4.4      $  236.2
Corporate securities                          7,207.3        439.3         47.6       7,599.0
Mortgage-backed securities                    1,810.3         90.2          8.8       1,891.7
---------------------------------------------------------------------------------------------
    Total fixed maturities                    9,252.8        534.9         60.8       9,726.9
Equity securities                                89.8          6.2          2.5          93.5
---------------------------------------------------------------------------------------------
    Total                                    $9,342.6       $541.1        $63.3      $9,820.4
=============================================================================================

TEM 04/05/10

                                                             December 31, 2008
---------------------------------------------------------------------------------------------
                                                              Gross Unrealized
Description of Securities                   Amortized       -------------------         Fair
(in millions)                                  Cost         Gains        Losses        Value
---------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
  political subdivisions and
  foreign governments                        $  144.2       $  9.6       $  8.9      $  144.9
Corporate securities                          6,338.2         77.3        535.9       5,879.6
Mortgage-backed securities                    1,904.0         62.5         56.7       1,909.8
---------------------------------------------------------------------------------------------
    Total fixed maturities                    8,386.4        149.4        601.5       7,934.3
Equity securities                               102.6          1.7         13.6          90.7
---------------------------------------------------------------------------------------------
    Total                                    $8,489.0       $151.1       $615.1      $8,025.0
=============================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

   Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2009:

---------------------------------------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS       12 MONTHS OR MORE              TOTAL
                                  -------------------      -------------------      ---------------------
DESCRIPTION OF SECURITIES           FAIR   UNREALIZED       FAIR    UNREALIZED       FAIR      UNREALIZED
(in millions)                      VALUE     LOSSES        VALUE      LOSSES        VALUE        LOSSES
---------------------------------------------------------------------------------------------------------
Obligations of U.S. government,
  states, political subdivisions
  and foreign governments          $111.7     $ 3.9        $  5.5      $ 0.5       $  117.2       $ 4.4
Corporate securities                411.1       7.2         508.2       40.4          919.3        47.6
Mortgage-backed securities           64.9       1.2         110.6        7.6          175.5         8.8
---------------------------------------------------------------------------------------------------------
                                   $587.7     $12.3        $624.3      $48.5       $1,212.0       $60.8
=========================================================================================================

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2008:

---------------------------------------------------------------------------------------------------------
                                  Less Than 12 Months       12 Months or More              Total
                                  -------------------      -------------------     ----------------------
Description of Securities           Fair   Unrealized       Fair    Unrealized      Fair      Unrealized
(in millions)                      Value     Losses        Value      Losses       Value        Losses
---------------------------------------------------------------------------------------------------------
Obligations of U.S. government,
  states, political subdivisions
  and foreign governments         $   34.9   $  5.3       $   14.5    $  3.6      $   49.4      $  8.9
Corporate securities               3,129.0    323.0        1,061.5     212.9       4,190.5       535.9
Mortgage-backed securities           224.9     41.1           99.1      15.6         324.0        56.7
---------------------------------------------------------------------------------------------------------
                                  $3,388.8   $369.4       $1,175.1    $232.1      $4,563.9      $601.5
=========================================================================================================

   OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   CORPORATE SECURITIES. The $47.6 million of gross unrealized losses is comprised of $37.6 million related to investment grade securities and $10.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.8 million. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate changes. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   Gross Unrealized Loss Positions for Marketable Equity Securities:

---------------------------------------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS       12 MONTHS OR MORE              TOTAL
                                  -------------------      -------------------      ---------------------
DESCRIPTION OF SECURITIES           FAIR   UNREALIZED       FAIR    UNREALIZED       FAIR      UNREALIZED
(in millions)                      VALUE     LOSSES        VALUE      LOSSES        VALUE        LOSSES
---------------------------------------------------------------------------------------------------------
December 31, 2009                  $ 0.3      $   -        $16.5       $2.5         $16.8         $ 2.5
December 31, 2008                  $39.4      $10.5        $ 4.8       $3.1         $44.2         $13.6
=========================================================================================================

   MARKETABLE EQUITY SECURITIES. As of December 31, 2009, gross unrealized losses on equity securities were $2.5 million. Because the Company has the ability and intent to hold these investments until a recovery of cost, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2009, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE
                                                  ----------------------------------
(in millions)                                     AMORTIZED COST          FAIR VALUE
------------------------------------------------------------------------------------
Due in one year or less                              $  267.5              $  272.0
Due after one year through five years                 2,620.1               2,775.5
Due after five years through 10 years                 3,010.1               3,189.5
Due after 10 years                                    1,544.8               1,598.2
------------------------------------------------------------------------------------
                                                      7,442.5               7,835.2
Mortgage-backed securities                            1,810.3               1,891.7
------------------------------------------------------------------------------------
                                                     $9,252.8              $9,726.9
====================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                2009         2008        2007
-------------------------------------------------------------------------------------------
Fixed maturity securities                                  $535.1       $461.1      $405.7
Equity securities                                             2.4          5.7         1.8
Mortgage loans                                               94.4         97.9        99.1
Real estate                                                  18.1         19.0        16.9
Policy loans                                                 15.2         13.8        12.3
Other                                                         6.5         15.5        23.0
-------------------------------------------------------------------------------------------
Gross investment income                                     671.7        613.0       558.8
Investment expenses                                          33.2         28.8        24.5
-------------------------------------------------------------------------------------------
Net investment income                                      $638.5       $584.2      $534.3
===========================================================================================

   Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                2009          2008       2007
-------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities  $516.9       $ 296.8     $329.2
Gross realized gains on the sale of fixed maturities         32.4           5.1        1.8
Gross realized losses on sale of fixed maturities            (5.6)         (2.0)      (3.6)
Change in unrealized appreciation (depreciation)            926.2        (530.7)      57.0
===========================================================================================

   The Company does not accrue income on non-income producing investments. At December 31, 2009, the Company held four non-income producing fixed maturity investments with a total book value of $0.1 million. The Company did not have any non-income producing fixed maturity investments at December 31, 2008.

   Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                2009          2008       2007
-------------------------------------------------------------------------------------------
Fixed maturity securities                                  $ 26.8        $  3.1      $(1.8)
Equity securities                                             4.2             -        1.0
Real estate and mortgage loans                               (0.5)          0.7        2.8
Mortgage loan allowance                                      (2.4)            -          -
Impairments in fixed maturitities                           (12.2)        (24.2)      (4.3)
Impairments in equities                                      (5.0)         (0.2)      (0.4)
-------------------------------------------------------------------------------------------
Realized investment gains (losses)                         $ 10.9        $(20.6)     $(2.7)
===========================================================================================

   The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2009, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 28 percent of the portfolio was invested. A total of 35 percent and 28 percent of the mortgage loans have been issued on retail and industrial properties, respectively. These loans are primarily backed by long-term leases or guarantees from strong credits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   The Company had outstanding mortgage loan commitments of approximately $53.6 million and $59.9 million at December 31, 2009 and 2008, respectively.

   The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company has invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment is $15 million. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5. OTHER COMPREHENSIVE INCOME (LOSS)

   Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                 2009          2008       2007
--------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
  Fixed maturity securities                                $ 474.1       $(452.1)    $ 78.6
  Equity securities                                            3.7         (11.9)      12.3
Valuation adjustment                                        (102.3)        104.3       (6.8)
Deferred taxes                                              (131.4)        125.9      (29.6)
--------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax     244.1        (233.8)      54.5
Benefit plans, net of tax                                    (25.3)        (41.4)     (11.7)
--------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)              $ 218.8       $(275.2)    $ 42.8
============================================================================================

   The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                 2009           2008        2007
----------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability,
  net of tax-2009, $(8.7); 2008, $16.0                      $ 16.1        $ (29.7)     $    -
Adoption of pension accounting change,
  net of tax-2007, $6.2                                          -              -       (11.7)
Unrealized appreciation (depreciation) on securities,
  net of tax-2009, ($257.3); 2008, $155.5; 2007, ($18.2)     492.8         (286.3)       32.2
Reclassification adjustment for gains (losses)
  included in net income,
  net of tax-2009, $8.1; 2008, $1.1; 2007, ($0.8)            (14.9)          (2.0)        1.4
----------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax               $494.0        $(318.0)     $ 21.9
==============================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. DEFERRED POLICY ACQUISITION COSTS

   The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                          2009           2008        2007
---------------------------------------------------------------------------------------
Balance, beginning of year                           $636.6        $ 658.3      $606.7
Acquired deferred acquisition costs                       -              -        65.6
Capitalization of deferred acquisition costs           93.9           86.3        80.8
Amortization of deferred acquisition costs            (77.4)        (108.0)      (77.4)
Adoption of DAC accounting change                         -              -       (17.4)
---------------------------------------------------------------------------------------
  Subtotal                                            653.1          636.6       658.3
Valuation adjustment                                  (92.5)          79.2       (10.4)
---------------------------------------------------------------------------------------
Balance, end of year                                 $560.6        $ 715.8      $647.9
=======================================================================================

7. VALUATION OF BUSINESS ACQUIRED

   The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                          2009           2008        2007
---------------------------------------------------------------------------------------
Balance, beginning of year                           $ 92.4         $102.0      $109.8
Amortization                                           (3.9)          (9.6)       (7.8)
---------------------------------------------------------------------------------------
   Subtotal                                            88.5           92.4       102.0
Valuation adjustment                                  (10.1)          25.4         3.6
---------------------------------------------------------------------------------------
Balance, end of year                                 $ 78.4         $117.8      $105.6
=======================================================================================

   The 2009 amortization includes an adjustment for interest margins.

   The average expected life of VOBA varies by product, and is 25 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

   The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                        VOBA
   (in millions)                                                    AMORTIZATION
   -----------------------------------------------------------------------------
   2010                                                                $ 6.1
   2011                                                                  6.0
   2012                                                                  5.8
   2013                                                                  5.5
   2014                                                                  5.3
   2015 and thereafter                                                  59.8
   -----------------------------------------------------------------------------
   Total                                                               $88.5
   =============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. INSURANCE LIABILITIES

   Insurance liabilities consisted of the following:

------------------------------------------------------------------------------------------------------------
                                                     MORTALITY OR
                                       WITHDRAWAL      MORBIDITY     INTEREST RATE           DECEMBER 31,
(in millions)                          ASSUMPTION     ASSUMPTION      ASSUMPTION          2009         2008
------------------------------------------------------------------------------------------------------------
Future policy benefits:
  Participating whole life contracts      N/A          COMPANY       2.25% TO 6.0%   $ 1,036.5    $   998.4
                                                      EXPERIENCE
  Universal life-type contracts           N/A             N/A             N/A          1,949.9      1,846.6
  Other individual life contracts       COMPANY        COMPANY       2.25% TO 6.0%       939.3        907.5
                                       EXPERIENCE     EXPERIENCE
  Accident and health                     N/A          COMPANY            N/A            761.3        669.1
                                                      EXPERIENCE
  Annuity products                        N/A             N/A             N/A          6,062.0      5,571.1
  Group life and health                   N/A             N/A             N/A            393.4        436.9
Other policyholder funds                  N/A             N/A             N/A            203.1        205.7
Funding agreements*                       N/A             N/A             N/A            885.9        685.5
Pending policyholder claims               N/A             N/A             N/A            207.4        255.2
------------------------------------------------------------------------------------------------------------
  Total insurance liabilities                                                        $12,438.8    $11,576.0
============================================================================================================

   * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

   Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

   Participating life insurance policies, for which dividends are expected to be paid, represent approximately 26.6 percent and 25.5 percent of the total individual life insurance in force at both December 31, 2009 and 2008, respectively. These participating policies represented 34.2 percent and 34.6 percent of statutory life net premium income for 2009 and 2008, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9. BENEFIT PLANS

   The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

   The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are not eligible for retiree health benefits. The life insurance plans are noncontributory, while the medical plans are contributory,with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2009 and 2008.

   The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

   Obligations and Funded Status:

                                                                PENSION BENEFITS          OTHER BENEFITS
                                                              --------------------      -------------------
(in millions)                                                   2009         2008        2009         2008
-----------------------------------------------------------------------------------------------------------
Employer contributions                                         $13.0       $  6.0      $  1.7       $  1.7
Employee contributions                                             -            -         1.1          1.0
Benefit payments                                                 3.0          2.6         2.7          2.7
Funded status (deficit)                                         (9.4)       (35.5)      (40.3)       (38.4)
===========================================================================================================

Amounts recognized in the balance sheet:


                                                                PENSION BENEFITS          OTHER BENEFITS
                                                              --------------------      -------------------
(in millions)                                                   2009         2008        2009         2008
-----------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                    $(9.4)       $(35.5)     $(40.3)      $(38.4)
-----------------------------------------------------------------------------------------------------------
  Net amount recognized                                       $(9.4)       $(35.5)     $(40.3)      $(38.4)
===========================================================================================================

Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                  $48.9        $ 74.1      $ (5.3)      $ (4.6)
Net prior service costs (benefits)                             (0.9)         (1.1)       (0.2)        (0.4)
Net transition obligation                                      (3.6)         (4.3)          -            -
-----------------------------------------------------------------------------------------------------------
  Net amount recognized                                       $44.4        $ 68.7      $ (5.5)      $ (5.0)
===========================================================================================================

The following table represents plan assets and obligations for the defined benefit plan:


                                                                                           DECEMBER 31,
                                                                                       --------------------
(in millions)                                                                            2009         2008
-----------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                           $135.9       $129.3
Accumulated benefit obligation                                                          116.3        110.5
Fair value of plan assets                                                               126.5         93.8
===========================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   The following table represents net periodic pension and other benefit costs expense:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        --------------------------     -----------------------
(in millions)                                             2009      2008     2007        2009    2008     2007
--------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                               $ 11.3     $ 2.7    $ 3.5      $ 3.2   $ 3.0    $ 4.6
Amounts recognized in other comprehensive income:
  Net actuarial (gains) losses                           (25.2)     48.9     25.2       (0.7)   (4.3)    (0.3)
  Net prior service costs (benefits)                       0.2       0.1     (1.2)       0.2     0.3     (0.7)
  Net transition obligation                                0.7       0.7     (5.0)         -       -        -
--------------------------------------------------------------------------------------------------------------
  Total recognized in other comprehensive income         (24.3)     49.7     19.0       (0.5)   (4.0)    (1.0)
--------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
  and other comprehensive income                        $(13.0)    $52.4    $22.5      $ 2.7   $(1.0)   $ 3.6
==============================================================================================================

   Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $2.6 million, ($0.3) million and ($0.7) million, respectively.

   Weighted-average assumptions used to determine benefit obligations at December 31:

                                                               PENSION BENEFITS           OTHER BENEFITS
                                                             --------------------     --------------------
                                                              2009         2008        2009          2008
----------------------------------------------------------------------------------------------------------
Discount rate                                                 6.65%        6.40%       6.65%         6.40%
Rate of compensation increase                                 4.25%        4.00%       4.25%         4.00%
==========================================================================================================

   Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                          PENSION BENEFITS             OTHER BENEFITS
                                                     -------------------------     -----------------------
                                                      2009     2008     2007       2009     2008     2007
----------------------------------------------------------------------------------------------------------
Discount rate                                         6.40%    6.50%    6.15%      6.40%    6.50%    6.15%
Expected long-term return on plan assets              8.50%    8.75%    8.75%         -        -        -
Rate of compensation increase                         4.00%    4.00%    4.00%      4.00%    4.00%    4.00%
==========================================================================================================

   The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

   Assumed health care trend rates at December 31:

                                                                                     2009           2008
----------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                         9.00%         10.00%
Rate to which the cost trend rate is assumed to decline                              5.00%          5.00%
Year that the rate reaches the ultimate trend rate                                    2018           2013
==========================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   PLAN ASSETS

   The actual pension plan weighted-average asset allocations, by asset category, are 68 and 64 percent for equity securities, and 32 and 36 percent for debt securities at December 31, 2009 and 2008, respectively.

   The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees.For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

   Fair Value Measurements at December 31, 2009:

(in millions)                                                    LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------------------------------------------------
Equity separate account investment options                         $-          $ 86.4          $-
Fixed separate account investment options                           -            20.0           -
Fixed interest investment option                                    -            20.1           -
-----------------------------------------------------------------------------------------------------
  Total                                                            $-          $126.5          $-
=====================================================================================================

   These assets are Level 2 and the fair value is based on inputs which are derived from observable information in the marketplace. Refer to Note 15-Fair Value for additional discussion regarding the levels of the fair value hierarchy.

   CONTRIBUTIONS

   The Company expects to contribute $6.0 million to its pension plan and $2.3 million to its other postretirement benefit plans in 2010.

   ESTIMATED FUTURE BENEFIT PAYMENTS

   The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

   (in millions)                 PENSION BENEFITS                 OTHER BENEFITS
   -----------------------------------------------------------------------------
   2010                               $ 3.6                          $ 2.3
   2011                                 4.0                            2.4
   2012                                 4.7                            3.1
   2013                                 5.2                            3.2
   2014                                 5.8                            3.3
   Years 2015-2019                     41.0                           18.9
   =============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.5 million, $2.4 million and $2.4 million in 2009, 2008 and 2007, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of
    4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.0 million, $1.2 million and $1.3 million in 2009, 2008 and 2007, respectively.

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $4.8 million, $1.8 million and $3.5 million for 2009, 2008 and 2007, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

    (in millions)                            2009           2008           2007
    ----------------------------------------------------------------------------
    Current                                 $33.2          $20.8          $23.9
    Deferred                                  9.6           (5.9)           8.5
    ----------------------------------------------------------------------------
      Income tax expense                    $42.8          $14.9          $32.4
    ============================================================================

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

    (in millions)                                      2009      2008      2007
    ----------------------------------------------------------------------------
    Income tax computed at statutory tax rate:        $50.9     $19.0     $42.2
      Tax preferenced investment income                (7.8)     (4.0)     (7.9)
      Credits available to offset tax                  (0.7)     (0.6)     (2.2)
      Other                                             0.4       0.5       0.3
    ----------------------------------------------------------------------------
      Income tax expense                              $42.8     $14.9     $32.4
    ============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The federal income tax (asset) liability for the years ended December 31, were as follows:

    (in millions)                                             2009         2008
    ----------------------------------------------------------------------------
    Current                                                 $  2.7       $ (4.4)
    Deferred                                                 185.1        (90.5)
    ----------------------------------------------------------------------------
      Total federal income tax (asset) liability            $187.8       $(94.9)
    ============================================================================

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                               2009            2008
-------------------------------------------------------------------------------------------------
Deferred tax assets
   Insurance liabilities                                                  $118.4          $120.2
   Deferred gain on indemnity reinsurance                                   20.3            21.8
   Employee benefit plans                                                   25.1            32.3
   Unrealized depreciation                                                     -           125.9
   Other                                                                    14.6            14.5
-------------------------------------------------------------------------------------------------
     Total deferred tax assets                                             178.4           314.7
-------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Deferred policy acquisition costs & value of business acquired          216.0           213.0
   Fixed assets and software                                                10.2            10.5
   Unrealized appreciation                                                 131.4               -
   Other                                                                     5.9             0.7
-------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                        363.5           224.2
-------------------------------------------------------------------------------------------------
   Total net deferred (asset) liability                                   $185.1          $(90.5)
=================================================================================================

    Federal income taxes paid were $26.1 million and $23.3 million in 2009 and 2008, respectively.

    The Company has $8.2 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2022 and 2027.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

    Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant tax liability resulting from uncertain tax positions. The Company is not aware of any tax position which it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2006 through 2009 remain open to examination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

    (in millions)                           2009            2008           2007
    ----------------------------------------------------------------------------
    Direct premiums                      $ 481.7         $ 460.9        $ 466.1
    Reinsurance assumed                    368.9           387.3          420.0
    Reinsurance ceded                     (470.3)         (505.3)        (541.7)
    ----------------------------------------------------------------------------
      Net premiums                         380.3           342.9          344.4
    ----------------------------------------------------------------------------
      Reinsurance recoveries             $ 402.4         $ 430.8        $ 424.4
    ============================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 91 percent of the Company's December 31, 2009, ceded reserves for life and accident and health insurance. These reinsurers maintain a.m. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2009, 2008 nor 2007 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $65 million at December 31, 2009 compared to $90 million at December 31, 2008. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2009, the carrying value of the FHLBI common stock was $44.7 million. The carrying value of the FHLBI common stock approximates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $884.3 million and $684.2 million as of December 31, 2009 and 2008, respectively. The proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $885.9 million and $685.5 million at December 31, 2009 and 2008, respectively. The average interest rate on these Funding Agreements is 3.76% and range from 2.33% to 4.59%. Maturities for the Funding Agreements range from December 2010 to February 2019. Interest was paid in the amount of $31.6 million and $13.9 million in 2009 and 2008, respectively.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,326.8 million and $1,031.7 million at December 31, 2009 and 2008, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2009, 2008 and 2007.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a
    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2009, 2008 and 2007.

    Surplus Notes and Senior Notes:

    (in millions)                                            2009          2008
    ----------------------------------------------------------------------------
    Senior notes, 7%, due 2033                             $200.0        $200.0
    Surplus notes, 7.75%, due 2026                           75.0          75.0
    ----------------------------------------------------------------------------
    Total notes payable                                    $275.0        $275.0
    ============================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

    (in millions)                                           2009           2008
    ----------------------------------------------------------------------------
    SAP surplus                                         $1,000.6       $  863.2
    Asset valuation reserve                                 70.2           45.1
    Deferred policy acquisition costs                      653.1          636.6
    Value of business acquired                              88.1           91.7
    Adjustments to policy reserves                        (175.9)        (147.4)
    Interest maintenance reserves                           24.5           20.0
    Unrealized gain (loss) on invested assets, net         244.1         (233.8)
    Surplus notes                                          (75.0)         (75.0)
    Deferred gain on indemnity reinsurance                 (58.1)         (62.3)
    Deferred income taxes                                 (114.7)         (84.8)
    Other, net                                             (17.9)         (11.0)
    ----------------------------------------------------------------------------
    GAAP equity                                         $1,639.0       $1,042.3
    ============================================================================

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

    (in millions)                               2009         2008          2007
    ----------------------------------------------------------------------------
    SAP net income                            $ 89.9       $ 28.8         $76.0
    Deferred policy acquisition costs           16.5        (21.8)         24.0
    Value of business acquired                  (3.6)        (9.2)         (7.3)
    Adjustments to policy reserves               6.2         37.9          12.2
    Deferred income taxes                       (8.1)         6.8          (8.5)
    Other, net                                   1.8         (3.0)         (8.3)
    ----------------------------------------------------------------------------
    GAAP net income                           $102.7       $ 39.5         $88.1
    ============================================================================

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.5 million and $30.9 million at December 31, 2009 and 2008, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid a $35 million dividend to OneAmerica in 2007, while no dividends were paid in 2009 or 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $106 million in 2010.

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     o Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.
     o Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.
     o Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Private placements and certain public debt security valuations are estimated from interest rate spread information provided by independent pricing services (including a liquidity adjustment factor) and as such are generally considered Level 3. Examples include certain public corporate securities, private placements, certain mortgage-backed securities, other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    Fair values for fixed maturity, equity securities and separate account assets are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, industry sector and maturity of the investments, and taking into account the reduced liquidity associated with the security. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

    Variable annuity minimum guarantee embedded derivative liabilities reflect the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market consistent economic scenarios. Since there is no observable active market for the transfer of these obligations, the valuation are calculated using internally developed models, and incorporate significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. If the emergence of future experience differsfrom the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, were as follows:

                                                                DECEMBER 31, 2009
-------------------------------------------------------------------------------------------------------
                                          QUOTED PRICES IN    SIGNIFICANT     SIGNIFICANT       TOTAL
                                           ACTIVE MARKETS     OBSERVABLE     UNOBSERVABLE       FAIR
(in millions)                                  LEVEL 1          LEVEL 2         LEVEL 3         VALUE
-------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                    $   27.0         $4,592.4        $  495.0       $ 5,114.4
   Fixed maturities-private                          -            792.9         1,927.9         2,720.8
   Fixed maturities-mortgage-backed                  -          1,376.8           514.9         1,891.7
-------------------------------------------------------------------------------------------------------
     Subtotal - fixed maturities              $   27.0         $6,762.1        $2,937.8       $ 9,726.9
   Equity securities                              41.2                -            52.3            93.5
   Short-term & other invested assets                -              0.2            25.3            25.5
   Cash equivalents                               98.3             95.0               -           193.3
   Separate account assets (1)                 6,896.2              0.4               -         6,896.6
-------------------------------------------------------------------------------------------------------
Total assets                                  $7,062.7         $6,857.7        $3,015.4       $16,935.8
=======================================================================================================
Liabilities
   Variable annuity guarantee benefits        $      -         $      -        $    2.3       $     2.3
-------------------------------------------------------------------------------------------------------
Total liabilities                             $      -         $      -        $    2.3       $     2.3
=======================================================================================================


                                                                December 31, 2008
-------------------------------------------------------------------------------------------------------
                                          Quoted Prices in    Significant     Significant       Total
                                           Active Markets     Observable     Unobservable       Fair
(in millions)                                  Level 1          Level 2         Level 3         Value
-------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                    $   35.3         $3,625.0        $  265.3       $ 3,925.6
   Fixed maturities-private                          -            602.1         1,496.8         2,098.9
   Fixed maturities-mortgage-backed                  -          1,478.1           431.7         1,909.8
-------------------------------------------------------------------------------------------------------
      Subtotal - fixed maturities             $   35.3         $5,705.2        $2,193.8       $ 7,934.3
   Equity securities                              51.1                -            39.6            90.7
   Short-term & other invested assets                -              0.2             8.7             8.9
   Cash equivalents                              196.3             13.8               -           210.1
   Separate account assets (1)                 5,206.4              0.4               -         5,206.8
-------------------------------------------------------------------------------------------------------
Total assets                                  $5,489.1         $5,719.6        $2,242.1       $13,450.8
=======================================================================================================
Liabilities
   Variable annuity guarantee benefits        $      -         $      -        $   25.0       $    25.0
-------------------------------------------------------------------------------------------------------
Total liabilities                             $      -         $      -        $   25.0       $    25.0
=======================================================================================================

    (1) Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The Company did not have any assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2009 or 2008.

    The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the periods ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

                                                             DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------
                           FAIR VALUE      ITEMS       UNREALIZED    PURCHASES,    TRANSFERS IN        FAIR VALUE
                           JANUARY 1,   INCLUDED IN      GAINS/      ISSUANCES,  AND/OR (OUT) OF      DECEMBER 31,
(in millions)                 2009       NET INCOME     (LOSSES)    SETTLEMENTS     LEVEL 3 (1)           2009
------------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities:
    public                  $  260.6       $  4.1        $ 78.9        $127.2          $24.2            $  495.0
    private                  1,501.5         (3.2)        245.5         165.0           19.1             1,927.9
    mortgage-backed            431.7         (0.1)         56.7           6.6           20.0               514.9
------------------------------------------------------------------------------------------------------------------
    Fixed maturities        $2,193.8       $  0.8        $381.1        $298.8          $63.3            $2,937.8
   Equity securities            39.6            -           0.7          12.0              -                52.3
   Short-term & other
    invested assets              8.7         (0.7)            -          17.3              -                25.3
------------------------------------------------------------------------------------------------------------------
Total assets                $2,242.1       $  0.1        $381.8        $328.1          $63.3            $3,015.4
==================================================================================================================
Liabilities
   Variable annuity
    guarantee benefits      $   25.0       $(22.7)       $    -        $    -          $   -            $    2.3
------------------------------------------------------------------------------------------------------------------
Total liabilities           $   25.0       $(22.7)       $    -        $    -          $   -            $    2.3
==================================================================================================================


                                                             December 31, 2008
------------------------------------------------------------------------------------------------------------------
                           Fair Value      Items        Unrealized     Purchases,   Transfers in       Fair Value
                           January 1,   Included in       gains/       issuances,  and/or (out) of    December 31,
(in millions)                2008        Net Income      (losses)     settlements    Level 3 (1)          2008
------------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities         $1,946.5       $(16.4)       $(227.6)       $325.1         $166.2           $2,193.8
   Equity securities             9.5            -           (1.6)         31.7              -               39.6
   Short-term & other
     invested assets             9.4         (0.9)             -           0.2              -                8.7
   Cash equivalents              1.5            -              -          (1.5)             -                  -
------------------------------------------------------------------------------------------------------------------
Total assets                $1,966.9       $(17.3)       $(229.2)       $355.5         $166.2           $2,242.1
==================================================================================================================
Liabilities
   Variable annuity
     guarantee benefits     $    0.4       $ 24.6        $     -        $    -         $    -           $   25.0
------------------------------------------------------------------------------------------------------------------
Total liabilities           $    0.4       $ 24.6        $     -        $    -         $    -           $   25.0
==================================================================================================================

    (1) Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following tables provide the components of the items included in net income in the tables above.

                                                              DECEMBER 31, 2009
-------------------------------------------------------------------------------------------------------------
                                                                        GAINS (LOSSES)
                                                          OTHER THAN      FROM SALES,
                                                          TEMPORARY       MATURITIES,     BENEFIT
(in millions)                             AMORTIZATION    IMPAIRMENT      SETTLEMENTS     EXPENSE      TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                   $   -           $(2.7)         $ 6.8        $    -       $  4.1
   Fixed maturities-private                    0.1            (3.5)           0.2          (3.2)
   Fixed maturities-mortgage-backed            0.9            (0.2)          (0.8)         (0.1)
-------------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities              $ 1.0           $(6.4)         $ 6.2        $    -       $  0.8
   Short-term & other invested assets         (0.7)              -              -             -         (0.7)
-------------------------------------------------------------------------------------------------------------
Total assets                                 $ 0.3           $(6.4)         $ 6.2        $    -       $  0.1
=============================================================================================================
Liabilities
   Variable annuity guarantee benefits       $   -           $   -          $   -        $(22.7)      $(22.7)
-------------------------------------------------------------------------------------------------------------
Total liabilities                            $   -           $   -          $   -        $(22.7)      $(22.7)
=============================================================================================================


                                                              December 31, 2008
-------------------------------------------------------------------------------------------------------------
                                                                        Gains (Losses)
                                                          Other Than      from Sales,
                                                          Temporary       Maturities,     Benefit
(in millions)                             Amortization    Impairment      Settlements     Expense      Total
-------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities                          $ 1.4          $(21.9)          $4.1          $   -      $(16.4)
   Short-term & other invested assets         (0.9)              -              -              -        (0.9)
-------------------------------------------------------------------------------------------------------------
Total assets                                 $ 0.5          $(21.9)          $4.1          $   -      $(17.3)
=============================================================================================================
Liabilities
   Variable annuity guarantee benefits       $   -          $    -           $  -          $24.6      $ 24.6
-------------------------------------------------------------------------------------------------------------
Total liabilities                            $   -          $    -           $  -          $24.6      $ 24.6
=============================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                      2009                      2008
----------------------------------------------------------------------------------------------
                                             CARRYING                  Carrying
(in millions)                                  VALUE     FAIR VALUE      value      Fair value
----------------------------------------------------------------------------------------------
Mortgage loans                               $1,492.1     $1,481.5     $1,419.7      $1,391.0
Policy loans                                    244.2        244.2        234.2         234.2
Funding agreements - refer to Note 8            885.9        905.5        685.5         698.2
Surplus notes and notes payable                 275.0        258.4        275.0         231.7
==============================================================================================

TEM 04/05/10
16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 17, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

             INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                     Individual Variable Annuity Contracts

                        (No Withdrawal Charge Contract)

                                    Sold By

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                              One American Square

                          Indianapolis, Indiana 46282

                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated: May 1, 2010


                                             Part C: Other Information


Item 24.  Financial Statements and Exhibits


(a)  Financial Statements


     1.   Included in Prospectus (Part A):


          Condensed Financial Information (11)


     2.   Included in Statement of Additional Information (Part B):

     (a) Financial Statements of OneAmerica Financial Partners, Inc. (11) Report of Independent Auditors


               Consolidated Balance Sheets as of December 31, 2009 and 2008

               Consolidated Statements of Operations for years ended December 31, 2009 and 2008

               Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2009, 2008 and 2007

               Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007

               Notes to Consolidated Financial Statements

     (b) Financial Statements of AUL American Individual Variable Annuity Unit Trust (11 )

               A Message from the Chairman, President & CEO of American United Life Insurance Company(R)

               Report of Independent Registered Public Accounting Firm

               Statements of Net Assets as of December 31, 2009

               Statements of Operations for the year ended December 31, 2009

               Statements of Changes in Net Assets as of December 31, 2009 and 2008

               Notes to Financial Statements


(b)  Exhibits


     1.   Resolution  of  the  Executive   Committee  of  American  United  Life
          Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust (1)


     2.   Not applicable


     3.   Underwriting Agreements


          3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (5)


          3.2  Form of Selling Agreement (7)


     4.   Individual Variable Annuity Contract Forms


          4.1  Flexible Premium Variable Annuity Contract (1)

          4.2  One Year Flexible Premium Variable Annuity Contract (1)

          4.1  Form  of No  Load  Flexible  Premium  Variable  Annuity  Contract

               NLIVA99 (1)

          4.2  Form of Enhanced Death Benefit Rider LR-162 (1)

          4.3  Form of Guaranteed Minimum Income Benefit Rider LR-163 (2)

          4.4  Form of Long Term Care  Facility  and  Terminal  Illness  Benefit

               Rider LR-165 (1)

     5.   Individual Variable Annuity Enrollment Form (3)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) (5)

          6.4 Second Amended and Restated Bylaws of American United Life Insurance Company(R) (5)


     7.   Not applicable


     8.   Form of Participation Agreements:


          8.1  Form of Participation Agreement with Alger American Fund (2)

          8.2 Form of Participation Agreement with American Century Variable Portfolios (2)

          8.3  Form of Participation Agreement with Calvert Variable Series (2)

          8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (2)

          8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (2)

          8.6  Form of Participation Agreement with Janus Aspen Series (2)

          8.7  Form of Participation Agreement with PBHG Funds, Inc. (2)

          8.8 Form of Participation Agreement with Safeco Resource Series Trust (2)

          8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (2)

          8.10 Form of Participation Agreement with INVESCO Variable Investment Funds, Inc. (3)

          8.11 Form of Amendment to the Participation Agreement with INVESCO Variable Investment Funds, Inc. (4)

          8.12 Form of Participation Agreement with Neuberger Berman (4)


          8.13 Form of Participation Agreement between American United Life Insurance Company(R) and AIM Variable Insurance Funds (5)


          8.14 Form of  Participation  Agreement  between  American  United Life
               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and
               Dreyfus Variable Investment Fund (5)


          8.15 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (6)

          8.16 Form   of   Participation   Agreement   between   Pioneer   Funds
               Distributor,    Inc.   and   American   United   Life   Insurance
               Company(R) (6)

          8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (6)

          8.18 Form  of  Addendum  to the  Account  Services  Agreement  between
               American   United  Life   Insurance   Company(R)   and  Thornburg
               Investment Management, Inc. (6)

          8.19 Form of Participation Agreement between American United Life Insurance Company(R) and the Timothy Plan (6)

          8.20 Form of Participation Agreement between American United Life Insurance Company(R) and Vanguard Variable Insurance Fund (6)

          8.21 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (9)

          8.22 Form of Participation Agreement between American United Life Insurance Company, Royce Captial Fund and Royce Fund Services, Inc.(9)


          8.23 Form of Participation Agreement between American United Life Insurance Company,Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (9)

          8.24 Form of Participation Agreement between American United Life Insurance Company(R) and AllianceBernstien (9)

     9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (2)

     10.  Miscellaneous Consents

          10.1 Consent of Independent Accountants (11)

          10.2 Consent of Dechert Price & Rhoads (2)

          10.3 Powers of Attorney (9)

          10.4 Rule 483 Certified Resolution (11)

        11. Not applicable

        12. Not applicable

--------------------------------------------------------------------------------


(1)  Filed with the Registrant's Registration Statement on December 31, 1998


(2)  Filed with the Registrant's Pre-Effective Amendment No. 1 on April 1, 1999

(3)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  3  to  the
     Registration Statement on August 28, 2001

(4)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  4  to  the
     Registration Statement on April 30, 2002

(5)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the
     Registration Statement on April 28, 2004

(6)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  7  to  the
     Registration Statement on April 29, 2005

(7)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  8  to  the
     Registration Statement on April 28, 2006

8)   Filed  with  the  Registrant's   Post-Effective  Amendment  No.  9  to  the
     Registration Statement on May 1, 2007

(9) Filed with the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on May 1, 2008

(10) Filed with the Registrant's Post-Effective Amendment No. 11 to the Registration Statement on April 16, 2009.

(11) Filed with the Registrant's Post-Effective Amendment No. 12 to the Registration Statement on April 12, 2010.

Item 25. Directors and Officers of AUL




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.


AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.


AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a 100% equity interest in RMS.


ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2009, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2009. As a result of the transaction, the separate accounts of AUL have acquired a 99.87% equity interest in the Fund.


ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2009, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2009, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.


REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.


THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractholders



As of March 15, 2010, AUL has issued 16,043 Individual variable annuity contracts associated with the Registrant, 1,034 of which are the No Withdrawal Charge contracts (DirectPoint); 3,848 of which are the SelectPoint contracts; 7,853 of which are the StarPoint contracts; and 3,308 were Voyage Protector contracts.



Item 28. Indemnification


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. Principal Underwriters


     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Life Unit Trust (File No. 811-08311).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Gregory A. Poston                        Director

          Anthony M. Smart                         Vice President, Operations

       Susan Uhl                       Anti-Money Laundering Officer

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations
------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282



     (c)  Not applicable

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings


The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 12th day of April, 2010.


                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO




                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



* By: /s/ Richard M. Ellery
       ______________________
       Richard M. Ellery as attorney-in-fact


Date: April 12, 2010



As required by the Securities Act of 1933, this post-effective  amendment to the

Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director, Chief            April 12, 2010
J. Scott Davison*                   Financial Officer



_______________________________     Director                   April 12, 2010
Constance E. Lund*



_______________________________     Director                   April 12, 2010
Dayton H. Molendorp*



_______________________________     Director                   April 12, 2010
Mark C. Roller*



_______________________________     Director                   April 12, 2010
G. David Sapp*



_______________________________     Director                   April 12, 2010
Thomas M. Zurek*





/s/ Richard M. Ellery
___________________________________________
*By: Richard M. Ellery as Attorney-in-fact


Date: April 12, 2010




                                  EXHIBIT LIST




 Exhibit               Exhibit

 Number in Form

 N-4, Item 24(b)      Name of Exhibit

----------------      ---------------

    10.1              Consent of Independent Auditors

    10.4              Rule 483 Certified Resolution


